Registration Nos. 33-16005
                                                                      811-5252

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 23                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
      Amendment No. 24                                                    [X]

                        (Check appropriate box or boxes.)

                                COVA SERIES TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)

          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois                             60181-4644
          ---------------------------------------               -------------
          (Address of Principal Executive Offices)                (Zip Code)

Registrant's Telephone Number, Including Area Code (800) 831-5433

                                Lorry J. Stensrud
                      President and Chief Executive Officer
                                Cova Series Trust
                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644

                     (Name and Address of Agent For Service)

                                    Copy to:

                           Raymond A. O'Hara III, Esq.
                        Blazzard, Grodd & Hasenauer, P.C.
                                  P.O. Box 5108
                               Westport, CT 06881
                                 (203) 226-7866

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) _X_ on May 1, 2000 pursuant to paragraph (b)
     ___  60 days after filing pursuant to paragraph (a)(1)
     ___  on (date) pursuant to paragraph (a)(1)
     ___  75 days after filing pursuant to paragraph (a)(2)
     ___  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
     Investment Company Shares


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

Item No.                                            Location
--------                                            ----------------------------
                                     PART A

Item 1.   Front and Back Cover Pages.............  Front and Back Cover Pages

Item 2.   Risk/Return Summary: Investments,
          Risks and Performance..................  Risk/Return Summary; Performance

Item 3.   Risk/Return Summary: Fee Table.........  Not Applicable

Item 4.   Investment Objectives, Principal
          Investment Strategies, and Related
          Risks..................................  Description of the Portfolios


Item 5.   Management's Discussion of Fund
          Performance............................  Not Applicable

Item 6.   Management, Organization, and
          Capital Structure......................  Management of the Trust

Item 7.   Shareholder Information................  Portfolio Shares

Item 8.   Distribution Arrangements..............  Portfolio Shares

Item 9.   Financial Highlight Information........  Financial Highlights

                                     PART B

Item 10.  Cover Page and Table of Contents.......  Cover Page and Table of Contents

Item 11.  Fund History...........................  The Trust

Item 12.  Description of the Fund and Its
          Investments and Risks..................  Investment Strategies and Risks

Item 13.  Management of the Fund.................  Management of the Trust

Item 14.  Control Persons and Principal
          Holders of Securities..................  Substantial Shareholders

Item 15.  Investment Advisory and Other
          Services...............................  Investment Advisory Agreement

Item 16.  Brokerage Allocations and Other
          Practices..............................   Portfolio Transactions

Item 17.  Capital Stock and Other
          Securities.............................   The Trust

Item 18.  Purchase, Redemption and
          Pricing of Shares......................   Net Asset Value; Portfolio Shares (Part A)

Item 19.  Taxation of the Fund...................   Tax Status



Item 20.  Underwriters...........................   Not Applicable


Item 21.  Calculation of Performance Data........   Performance Data

Item 22.  Financial Statements...................   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



                                EXPLANATORY NOTE

-------------------------------------------------------------------------------
This Registration Statement contains seventeen Portfolios of Cova Series Trust. Several versions of the Prospectus will be created from this Registration Statement. The distribution system for each version of the Prospectus is different. All versions of the Prospectus will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933.

The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
-------------------------------------------------------------------------------



                                     PART A

                                COVA SERIES TRUST

                            One Tower Lane, Suite 3000
                       Oakbrook Terrace, Illinois 60181-4644

The Portfolios of Cova Series Trust ("Trust") are:

Quality Bond Portfolio                         Developing Growth Portfolio
Small Cap Stock Portfolio                      Lord Abbett Growth and Income Portfolio
Large Cap Stock Portfolio                      Balanced Portfolio
Select Equity Portfolio                        Equity Income Portfolio
International Equity Portfolio                 Growth & Income Equity Portfolio
Emerging Markets Equity Portfolio              Riggs Stock Portfolio
Bond Debenture Portfolio                       Riggs Small Company Stock Portfolio
Mid-Cap Value Portfolio                        Riggs U.S. Government Securities Portfolio
Large Cap Research Portfolio


The Securities and Exchange Commission has not approved or disapproved these securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

The date of this Prospectus is May 1, 2000.


                                TABLE OF CONTENTS

                                                                   PAGE

SUMMARY

DESCRIPTION OF THE PORTFOLIOS

MANAGEMENT OF THE TRUST

PORTFOLIO SHARES

PERFORMANCE OF THE PORTFOLIOS

COMPARABLE PERFORMANCE

FINANCIAL HIGHLIGHTS

APPENDIX TO PROSPECTUS




                                     SUMMARY
The Trust and the Portfolios

All of the Portfolios described in this document are series of Cova Series Trust ("Trust"), an open-end management investment company. Investment companies (or "mutual funds") pool the money of a number of different investors and buy many different securities. Pooling allows the investors to spread the risk of loss of their investments over more securities than they could if they invested their money alone.

Although the Portfolios are structured the same as mutual funds, they are not offered or sold directly to the public. You may only invest in the Portfolios through a variable annuity contract or variable life insurance policy (collectively, the "Contract"), which you purchase from an insurance company. The insurance company becomes the legal shareholder in the Portfolio. You (the holder of the Contract) are not a shareholder in the Trust, but have a beneficial interest in it. Although you do not have the same rights as if you were a direct shareholder, you are given many similar rights, such as voting rights, under rules of the Securities and Exchange Commission that apply to registered investment companies.

Within limitations described in the Contract, owners may allocate the amounts under the Contracts for ultimate investment in the various Portfolios of the Trust. See the prospectus which accompanies this Prospectus for a description of:

  * the Contract,
  * the Portfolios of the Trust that are available under that Contract, and
  * the relationship between increases or decreases in the net asset value of Trust shares (and any dividends and distributions on such shares) and the benefits provided under that Contract.

   Some of the Portfolio have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees, and different sizes.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.


The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Sub-Advisers for the Portfolios are:

SUB-ADVISER                                     NAME OF PORTFOLIO

J.P. Morgan Investment Management Inc.         Quality Bond Portfolio
                                               Small Cap Stock Portfolio
                                               Large Cap Stock Portfolio
                                               Select Equity Portfolio
                                               International Equity Portfolio
                                               Emerging Markets Equity Portfolio


Lord, Abbett & Co.                             Bond Debenture Portfolio
                                               Mid-Cap Value Portfolio
                                               Large Cap Research Portfolio
                                               Developing Growth Portfolio
                                               Lord Abbett Growth and Income Portfolio


FIRMCO, LLC (formerly Mississippi Valley       Balanced Portfolio
Advisors Inc.)                                 Equity Income Portfolio
                                               Growth & Income Equity Portfolio


Riggs Bank N.A.                                Riggs Stock Portfolio
                                               Riggs Small Company Stock Portfolio
                                               Riggs U.S. Government Securities Portfolio


RISK/RETURN SUMMARY

PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF EACH PORTFOLIO

->  Portfolios Managed by J.P. Morgan Investment Management Inc.

Quality Bond Portfolio

Investment Objective

* The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

Principal Investment Strategies

->   The Portfolio  will invest at least 65% of its assets in bonds under normal circumstances.

->   The Sub-Adviser actively manages the Portfolio in pursuit of its investment objective investing in broad sectors of the fixed income market. These sectors include:

     *  U.S. Government and agency securities
     *  corporate securities
     *  private placements
     *  asset backed securities
     *  mortgage related securities

->  The Portfolio may invest up to 25% of its assets in foreign securities.

-> The Portfolio will normally invest at least 65% of its total assets in investment grade debt securities.

Principal Risks

The principal risks of investing in the Portfolio are:

* The risk that the Sub-Adviser will not be able to find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will not reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* the risk that an issuer of a fixed income security owned by the Portfolio may be unable to make interest or principal payments.

* the risk that fluctuations in interest rates may affect the value of the Portfolio's interest-paying fixed income securities.

* the risk that the holder of a mortgage underlying a mortgage-backed security owned by the Portfolio will prepay principal, particularly during periods of declining interest rates.

* the additional risks of investing in securities of non-U.S. companies, such as changes in value related to changes in currency exchange rates, additional transaction costs and more difficulty in selling the securities.


Small Cap Stock Portfolio

Investment Objective

* The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Principal Investment Strategies

->   The Portfolio invests primarily in the common stock of small U.S. companies included in the Russell 2000 Index.

-> At least 65% of the Portfolio's net assets will normally be invested in common stocks and other securities with equity characteristics.

->   The Sub-Adviser uses research, valuation and a stock selection process to seek to enhance the Portfolio's total return relative to that of the U.S. small company universe.

Principal Risks

The principal risks of investing in the Portfolio are:

* Investments in small to medium sized companies may produce higher returns than investments in companies with larger capitalizations; however, companies with smaller capitalizations generally have a higher risk of failure than larger companies.

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* Growth-style investing: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Portfolio focuses on growth-style stocks, the Portfolio's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Large Cap Stock Portfolio

Investment Objective

* The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income.

Principal Investment Strategies

-> The Portfolio will be an actively managed portfolio of medium- to large-cap equity securities that seeks to outperform the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), consistent with reasonable investment risk.

->   The Portfolio invests primarily in dividend-paying  common stock but it may also invest in other equity securities.

->   As a  guideline,  the  Sub-Adviser  seeks to achieve  gross  income for the
Portfolio equal to at least 75% of the dividend income generated on the stocks included in the S&P 500.

->   The  Portfolio  will  be  highly   diversified   and  will  typically  hold
approximately 300 stocks. The Sub-Adviser may emphasize securities that it believes to be undervalued.

Principal Risks

The principal risks of investing in the Portfolio are:



* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

* The portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect. Stocks of undervalued companies may never achieve their potential value.



Select Equity Portfolio

Investment Objective

* The Select Equity Portfolio seeks to provide long-term growth of capital and income.

Principal Investment Strategies

->   The  Portfolio  will be an actively  managed  portfolio of selected  equity securities that seeks to outperform the total return of the S&P 500, consistent with reasonable investment risk.

->   The Portfolio invests primarily in dividend-paying  common stock but it may also invest in other equity securities.

->   Under normal  circumstances,  the Portfolio  will be fully  invested in the stocks of large- and medium-sized companies primarily included in the S&P 500.

->   As a  guideline,  the  Sub-Adviser  seeks to achieve  gross  income for the
Portfolio equal to at least 75% of the dividend income generated on the stocks included in the S&P 500.

->   The Portfolio will be highly diversified and will typically hold between 60 and 90 stocks. The Sub-Adviser may emphasize securities that it believes to be undervalued.

Principal Risks

The principal risks of investing in the Portfolio are:

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

* The portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect. Stocks of undervalued companies may never achieve their potential value.



International Equity Portfolio

Investment Objective

* The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

Principal Investment Strategies

->   The Sub-Adviser  will actively manage the Portfolio which will be comprised of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index").

->   The Sub-Adviser  intends to keep the Portfolio  essentially  fully invested with at least 65% of the value of its total assets in equity securities of foreign issuers.

->   The  Portfolio's  primary  equity  investments  are the  common  stocks  of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries.

->   The Portfolio may invest in the securities of issuers located in developing countries.



->   The Sub-Adviser actively manages currency exposure in an attempt to protect and possibly enhance the Portfolio's market value through the use of derivatives such as forward foreign currency exchange contracts.

Principal Risks

The principal risks of investing in the Portfolio are:

* Securities of non-U.S. companies are subject to risks in addition to the normal risks of investments, such as changes in value related to changes in currency exchange rates, additional transaction costs and more difficulty in selling the securities. The risks of investing in foreign securities are usually higher in emerging markets such as most countries in Southeast Asia, Eastern Europe, Latin America and Africa.

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* There is a risk in using derivative transactions that the security may not go up or down as the Sub-Adviser anticipates, resulting in a loss to the Portfolio. Losses may also occur if there is not a perfect correlation between the value of futures or forward contracts and the related securities.

Emerging Markets Equity

Investment Objective

* The Emerging Markets Equity Portfolio seeks to achieve a high total return from a portfolio of equity securities of companies in emerging markets.

Principal Investment Strategies

->   The Sub-Adviser  intends to keep the Portfolio  essentially  fully invested with at least 65% of the value of its total assets in equity securities of companies in emerging markets. The Portfolio will be actively managed.

->   The  Portfolio  will  focus  its  investments  in  those  emerging  markets countries which the Sub- Adviser believes have strongly developing economies and in which the markets are becoming more sophisticated.

->   The  Portfolio's  primary equity  investments  will be the common stocks of established companies in the emerging markets countries which the Sub-Adviser has identified as attractive.

->   The assets of the Portfolio  ordinarily  will be invested in the securities of issuers in at least three different countries considered to be emerging markets.

Principal Risks

The principal risks of investing in the Portfolio are:

* Securities of non-U.S. companies are subject to risks in addition to the normal risks of investments, such as changes in value related to changes in currency exchange rates, additional transaction costs and more difficulty in selling the securities. The risks of investing in foreign securities are usually higher in emerging markets such as most countries in Southeast Asia, Eastern Europe, Latin America and Africa.

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* There is a risk in using derivative transactions that the security may not go up or down as the Sub-Adviser anticipates, resulting in a loss to the Portfolio. Losses may also occur if there is not a perfect correlation between the value of futures or forward contracts and the related securities.


->  Portfolios Managed by Lord, Abbett & Co.

Bond Debenture Portfolio

Investment Objective

* The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return. To pursue its goal, the Portfolio normally invests in high yield and investment grade debt securities, securities convertible into common stocks and preferred stocks.

Principal Investment Strategies

-> Under normal circumstances, the Portfolio invests at least 65% of its total assets in fixed income securities of various types. At least 20% of the Portfolio's assets must be invested in any combination of investment grade securities, U.S. Government securities and cash equivalents.

->   The Sub-Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants to purchase common stocks.

->   Capital  appreciation  and current income are important considerations in the  selection of portfolio securities.

->   The  Portfolio  may invest  substantially  in  lower-rated bonds (junk bonds) for their higher yields which entail greater risks.

-> The Portfolio normally invests in long-term debt securities when Portfolio management believes that interest rates in the long run will decline and prices of such securities generally will be high. When Portfolio management believes that long-term interest rates will rise, it will endeavor to shift the Portfolio into short-term debt.

Principal Risks

The principal risks of investing in the Portfolio are:

* Lower quality, higher-yielding, bonds (junk bonds) may have a greater potential return than higher quality bonds but also have a higher risk of default.

* the risk that an issuer of a fixed income security owned by the Portfolio may be unable to make interest or principal payments.

* the risk that fluctuations in interest rates may affect the value of the Portfolio's interest-paying fixed income securities.


* the risk that the holder of a mortgage underlying a mortgage-backed security owned by the Portfolio will prepay principal, particularly during periods of declining interest rates.

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

Mid-Cap Value Portfolio

Investment Objective

* The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Principal Investment Strategies

-> The Portfolio invests primarily in common stocks, including securities convertible into common stocks, of companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community.

->   The Portfolio  normally invests at least 65% of its total assets in mid-cap companies (companies whose outstanding equity securities have an aggregate market value of between $500 million and $10 billion.)

->   The Portfolio  normally will be diversified among many issues  representing many different industries.

-> The holdings in the portfolio typically will be selected for their potential for significant market appreciation from growing recognition of substantial improvement in the company's financial results or increasing anticipation of such improvement.

Principal Risks

The principal risks of investing in the Portfolio are:

* Investments in small to medium sized companies may produce higher returns than investments in companies with larger capitalizations; however, companies with smaller capitalizations may have a higher risk of failure than larger companies.

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.


* The portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect. Stocks of undervalued companies may never achieve their potential value.




Large Cap Research Portfolio

Investment Objective

* The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk.

Principal Investment Strategies

-> To pursue its goal, the Portfolio purchases primarily stocks of large, seasoned, U.S. and multinational companies which the portfolio manager or Subadviser believes are undervalued.

->   The  Portfolio  will  normally  invest at least 65% of its total  assets in large-cap companies with good prospects for improvement in earnings trends or asset values.

->   The Portfolio  focuses more on capital  growth and growth of income than on current income.

->   The Portfolio will be comprised of the equity  securities of many companies that are undervalued or out of current investment favor.

->   The Portfolio  will be  diversified  among many issuers  representing  many different industries.

Principal Risks

The principal risks of investing in the Portfolio are:

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

* The portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect. Stocks of undervalued companies may never achieve their potential value.


Developing Growth Portfolio

Investment Objective

* The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

Principal Investment Strategies

-> The Portfolio normally will invest at least 65% of its total assets in securities of smaller companies considered to be in the developing growth phase which is one generally characterized by a dramatic rate of growth.

->  The Portfolio also may invest in companies in their formative stage.

-> In selecting securities for the Portfolio, the management of the Portfolio looks at:

   * special characteristics that it believes will help their growth;

   * certain financial characteristics; and

   * certain characteristics of management of companies that it is considering, in addition to those that are implied by the financial data.

->   The  securities   selected  for  the  Portfolio  are  analyzed   solely  on
traditional investment fundamentals and not on trends indicated by technical analyses.

Principal Risks

The principal risks of investing in the Portfolio are:

* Investments in small to medium sized companies may produce higher returns than investments in companies with larger capitalizations; however, companies with smaller capitalizations may have a higher risk of failure than larger companies.

* Growth-style investing: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Portfolio focuses on growth-style stocks, the Portfolio's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

Lord Abbett Growth and Income Portfolio

Investment Objective

* The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategies

->   The Portfolio intends to keep its assets invested in those securities which are selling at reasonable prices in relation to value.

->   The Portfolio will normally invest in common stocks,  including  securities convertible into common stocks, of large, seasoned U.S. and multinational companies which the Sub-Adviser believes are undervalued.

Principal Risks

The principal risks of investing in the Portfolio are:

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* The portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect. Stocks of undervalued companies may never achieve their potential value.

* Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended Periods of economic expansion.

->  Portfolios Managed by FIRMCO, LLC

Balanced Portfolio

Investment Objective

* The Balanced Portfolio seeks to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital.

Principal Investment Strategies

->   The Portfolio uses a disciplined  approach of allocating assets among three major asset groups.

    * equity securities

    * fixed income securities

    * cash equivalents

->   The Sub-Adviser  allocates the Portfolio's assets based upon its evaluation of the relative attractiveness of the three major asset groups.

->   The Portfolio's  policy is generally to invest at least 25% of the value of its total assets in fixed-income securities and no more than 75% in equity securities, although the percentage allocations will vary.

->   The equity  securities in which the Portfolio invests include common stock, preferred stock, rights, warrants and convertible securities.

->   The fixed income  securities  in which the Portfolio  invests  include U.S.
Government securities or other investment grade fixed-income and related debt securities, including mortgage backed securities.

->   The  Portfolio  may  invest up to 25% of its total  assets in  non-mortgage asset-backed securities.

Principal Risks

The principal risks of investing in the Portfolio are:

* The major risk for the Portfolio is that the portfolio managers may not correctly anticipate the relative performance of different asset categories for specific periods resulting in the Portfolio underperforming other types of asset allocation investments or other types of investments in general. In addition, the Portfolio is subject to other risks described below. These risks may be moderated, however, by the greater variety of asset types in which the Portfolio is generally expected to to be invested, as compared with those of other Portfolios.

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* the risk that an issuer of a fixed income security owned by the Portfolio may be unable to make interest or principal payments.

* the risk that fluctuations in interest rates may affect the value of the Portfolio's interest-paying fixed income securities.

* the risk that the holder of a mortgage underlying a mortgage-backed security owned by the Portfolio will prepay principal, particularly during periods of declining interest rates.


Equity Income Portfolio

Investment Objective

* The Equity Income Portfolio seeks to provide an above-average level of income consistent with long-term capital appreciation.

Principal Investment Strategies

->   The  Portfolio  intends  to  invest,   under  normal  market  and  economic
conditions, substantially all of its assets in common stock, preferred stock, rights, warrants and securities convertible into common stock.

->   The  Sub-Adviser  will  select  stocks  based on a number  of  quantitative factors including

     *    dividend yield

     *    current and future earnings potential compared to stock prices

     *    total return potential

     * other measures of value, if appropriate, such as cash flow, asset values or book value

-> Under normal market and economic conditions, the Portfolio will invest at least 65% of its total assets in income-producing equity securities. The stocks or securities in which the Portfolio invests may be expected to produce an above average level of income (as measured by the S&P 500).

->   The  Portfolio  may  invest up to 15% of its  total  assets  indirectly  in foreign securities through the purchase of such obligations as ADRs and EDRs.

Principal Risks

The principal risks of investing in the Portfolio are:

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* Securities of non-U.S. companies are subject to risks in addition to the normal risks of investments, such as changes in value related to changes in currency exchange rates, additional transaction costs and more difficulty in selling the securities.

Growth & Income Equity Portfolio

Investment Objective

* The Growth & Income Equity Portfolio seeks to provide long-term capital growth, with income as a secondary consideration.

Principal Investment Strategies

->   The  Portfolio  intends  to  invest,   under  normal  market  and  economic
conditions, substantially all of its assets in common stock, preferred stock, rights, warrants and securities convertible into common stock.

->  The Sub-Adviser selects stocks based on a number of factors including:

    * historical and projected earnings

    * growth and asset value

    * earnings compared to stock prices generally (as measured by the S&P 500)

    * consistency of earnings growth and earnings quality

->   The  Portfolio  may  invest up to 15% of its  total  assets  indirectly  in foreign securities through the purchase of such obligations as ADRs and EDRs.

Principal Risks

The principal risks of investing in the Portfolio are:

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* Securities of non-U.S. companies are subject to risks in addition to the normal risks of investments, such as changes in value related to changes in currency exchange rates, additional transaction costs and more difficulty in selling the securities.

->  Portfolios Managed by Riggs Bank N.A.

Riggs Stock Portfolio

Investment Objective

*    The Riggs Stock Portfolio seeks to provide growth of capital and income.


Principal Investment Strategies

-> The Portfolio pursues its investment objective primarily through equity investments, such as common stocks and securities convertible into common stocks, generally of readily recognizable companies whose earnings and dividends are growing at above average rates.

-> Under normal market conditions, the Portfolio will invest at least 65% of its assets in stocks which will be primarily of high quality large capitalization domestic companies. The Portfolio may also invest in preferred stocks, corporate bonds, notes, warrants and rights.

->   The Portfolio may invest up to 20% of its net assets in ADRs.

->   The Sub-Adviser uses a value-oriented approach applying value criteria to a listing of 750 stocks to produce a list of securities from which it selects the issues it believes to be especially attractive.

Principal Risks

The principal risks of investing in the Portfolio are:

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

* The portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect. Stocks of undervalued companies may never achieve their potential value.

* Securities of non-U.S. companies are subject to risks in addition to the normal risks of investments, such as changes in value related to changes in currency exchange rates, additional transaction costs and more difficulty in selling the securities.

Riggs Small Company Stock Portfolio

Investment Objective

* The Riggs Small Company Stock Portfolio seeks to provide long-term capital appreciation.


Principal Investment Strategies

-> The Portfolio pursues its investment objectives by investing primarily in a broad, diversified range of equity securities comprising the small capitalization sector of the United States equity market (companies which have a market capitalization of up to $1.2 billion). These equity securities will be primarily common stocks and securities convertible into common stocks.

->   Under normal market  conditions,  the Portfolio will invest at least 65% of its assets in equity securities of companies that have a market value capitalization of up to $1.2 billion.

->   The Sub-Adviser uses the same value oriented  approach as is described with respect to the Riggs Stock Portfolio above and applies it to the small capitalization sector of the equity market.

->   The Portfolio may purchase investment grade corporate debt obligations.

Principal Risks

The principal risks of investing in the Portfolio are:

* Investments in small to medium sized companies may produce higher returns than investments in companies with larger capitalizations; however, companies with smaller capitalizations may have a higher risk of failure than larger companies.

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

* The portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect. Stocks of undervalued companies may never achieve their potential value.

Riggs U.S. Government Securities Portfolio

Investment Objective

* The Riggs U.S. Government Securities Portfolio seeks to provide current income.


Principal Investment Strategies

-> The Portfolio pursues its investment objective by investing primarily in securities which are

    * primary or direct obligations of the U.S. government or its instrumentalities or

     *  which  are   guaranteed  by  the  U.S.   government,   its  agencies  or
instrumentalities.

->  The Portfolio may also invest in

    * corporate debt obligations
    * bank instruments
    * commercial paper
    * certain collateralized mortgage obligations (CMOs) supported by direct or indirect obligations of the U.S. government or its instrumentalities.

     -> The Portfolio will normally invest at least 65% of the value of its total assets in U.S. government securities.

Principal Risks

The principal risks of investing in the Portfolio are:

* the risk that an issuer of a fixed income security owned by the Portfolio may be unable to make interest or principal payments.

* the risk that fluctuations in interest rates may affect the value of the Portfolio's interest-paying fixed income securities.

* the risk that the holder of a mortgage underlying a mortgage-backed security owned by the Portfolio will prepay principal, particularly during periods of declining interest rates.

* There is no assurance that the Sub-Adviser will find securities that meet the goals of the Portfolio or that the companies the Sub-Adviser selects will reach their potential value. The value of the securities purchased by the Portfolio may decline as a result of economic, political or market conditions or an issuer's financial circumstances. The value of your investment in a Portfolio at any given time may be less than the purchase payments you (the owner of the Contract) originally invested in the Portfolio.

BAR CHARTS AND TABLES

The following tables and charts are provided to illustrate the variability of the investment returns that each Portfolio shown below has earned in the past.

* Average annual total return measures a Portfolio's performance over time, and compares those returns to a representative index. Periods of 1, 5, and 10 years (or, since inception as applicable) are presented.

* The graphs of year-by-year returns examine volatility by illustrating a Portfolio's historic highs and lows.

* In general, as reflected in this section, Portfolios with higher average annual total returns tend to be more volatile.

* Return calculations do not reflect insurance product fees or other charges and, if included, these charges would reduce each Portfolio's past performance. Also, past performance does not necessarily indicate how a particular Portfolio will perform in the future.

* Certain Portfolios have commenced investment operations relatively recently and consequently there is only a limited performance history shown below. A longer history might give a clearer indication of the risks involved in investing in the Portfolios.

* The Emerging Markets Equity Portfolio and the Riggs Small Company Stock Portfolio have not yet commenced investment operations. The Lord Abbett Growth and Income Portfolio commenced investment operations on January 8, 1999. The Riggs U.S. Government Securities Portfolio commenced investment operations on October 15, 1999, and the Riggs Stock Portfolio commenced investment operations on November 3, 1999. Therefore, bar charts and annual return tables have not been included for these Portfolios.

QUALITY BOND PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1997    9.06%
               1998    8.37%
               1999   -1.54%

Best Quarter:  9/30/96        4.15%     Worst Quarter:  6/30/99       -1.46%


                                                           Since May 1, 1996
                                       One Year Ended      (Date of initial
                                          12/31/99         public offering)
                                       ---------------     -----------------

Portfolio average annual total return     -1.54%                5.79%
Salomon Brothers Broad Investment
  Grade Bond Index                        -0.84%                6.43%

The Salomon Brothers Broad Investment Grade Bond Index (BIG) is a market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The Index does not reflect any expenses.

SMALL CAP STOCK PORTFOLIO

The following will be depicted as a bar chart in the printed material.)

               1997    20.89%
               1998    -5.40%
               1999    44.56%

Best Quarter:  12/31/99      35.13%     Worst Quarter:  9/30/98      -21.49%

                                                           Since May 1, 1996
                                       One Year Ended      (Date of initial
                                          12/31/99         public offering)
                                       ---------------     -----------------

Portfolio average annual total return     44.56%              17.30%
Russell 2000 Index                        21.26%              10.87%

The Russell 2000 Index is an unmanaged index consisting of the stocks of 2000 U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

LARGE CAP STOCK PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1997   33.25%
               1998   32.31%
               1999   17.64%

Best Quarter:  12/31/98      22.93%     Worst Quarter:  9/30/98       -9.85%


                                                           Since May 1, 1996
                                       One Year Ended      (Date of initial
                                          12/31/99         public offering)
                                       ---------------     -----------------

Portfolio average annual total return     17.64%               26.52%
Standard & Poor's 500 Stock Index         21.04%               23.93%

The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

SELECT EQUITY PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1997   31.55%
               1998   22.56%
               1999    9.71%

Best Quarter:  12/31/98      21.63%     Worst Quarter:  6/30/99      -12.95%


                                                           Since May 1, 1996
                                       One Year Ended      (Date of initial
                                          12/31/99         public offering)
                                       ---------------     -----------------

Portfolio average annual total return      9.71%               19.44%
Standard & Poor's 500 Stock Index         21.04%               23.93%

The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

INTERNATIONAL EQUITY PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1997    5.96%
               1998   14.07%
               1999   28.52%

Best Quarter:  12/31/98      19.07%     Worst Quarter:  9/30/98      -16.54%


                                                           Since May 1, 1996
                                       One Year Ended      (Date of initial
                                          12/31/99         public offering)
                                       ---------------     -----------------

Portfolio average annual total return     28.52%               15.26%
Morgan Stanley Capital International
  Europe, Asia, and Far East (EAFE)
  Index                                   27.30%               13.64%

The Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index is an unmanaged index and is an aggregate of 15 individual country indexes that collectively represent many of the major markets of the world. The Index does not include fees or expenses and is not available for direct investment.

BOND DEBENTURE PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1997   15.63%
               1998    6.26%
               1999    3.40%

Best Quarter:  6/30/97        6.25%     Worst Quarter:  9/30/98       -4.31%


                                                           Since May 1, 1996
                                       One Year Ended      (Date of initial
                                          12/31/99         public offering)
                                       ---------------     -----------------

Portfolio average annual total return      3.40%               10.32%
Lehman Brothers Aggregate Bond Index       ____%               _____%
First Boston High Yield Index              3.28%                6.98%
Merrill Lynch Convertible Index           44.31%               20.23%

The First Boston High Yield Index is representative of the lower rated debt (including straight-preferred stocks) investments in the portfolio. The Merrill Lynch Convertible Index is representative of the equity-related securities in the portfolio. The Lehman Brothers Aggregate Bond Index is an unmanaged index of average yield U.S. investment grade bonds.

MID-CAP VALUE PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1998    1.11%
               1999    5.71%

Best Quarter:  6/30/99       16.83%     Worst Quarter:  9/30/98      -17.02%

                                                           Since August 20,
                                                           1997 (Date of
                                       One Year Ended      commencement of
                                          12/31/99         operations)
                                       ---------------     -----------------

Portfolio average annual total return      5.71%                4.95%
Russell MidCap Index                      17.71%               14.77%

The Russell Midcap Index measures the performance of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The Index does not reflect any expenses. The Index is shown from the first full month since the Portfolio's inception.

LARGE CAP RESEARCH PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1998   21.04%
               1999   25.54%

Best Quarter:  12/31/98      19.72%     Worst Quarter:  9/30/98      -12.37%

                                                           Since August 20,
                                                           1997 (Date of
                                       One Year Ended      commencement of
                                          12/31/99         operations)
                                       ---------------     -----------------

Portfolio average annual total return     25.54%               18.96%
Standard & Poor's 500 Stock Index         21.04%               23.05%
S&P 500/BARRA Value Index                 _____%               _____%

The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The S&P 500/BARRA Value Index contains companies (representing approximately 50% of the S&P 500's market capitalization) with lower price-to-book ratios. These Indices do not include fees or expenses and are not available for direct investment. These Indices are shown from the first full month since the Portfolio's inception.

DEVELOPING GROWTH PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1998    6.60%
               1999   32.47%


Best Quarter:  12/31/98      26.01%     Worst Quarter:  9/30/98      -21.82%

                                                           Since August 20,
                                                           1997 (Date of
                                       One Year Ended      commencement of
                                          12/31/99         operations)
                                       ---------------     -----------------

Portfolio average annual total return     32.47%               18.35%
Russell 2000 Index                        21.26%                8.87%

The Russell 2000 Index is an unmanaged index of 2000 small company stocks. The Index is shown from the first full month since the Portfolio's inception.

BALANCED PORTFOLIO
(The following will be depicted as a bar chart in the printed material.)

               1998   13.31%
               1999    7.14%

Best Quarter:  12/31/98      11.64%     Worst Quarter:  9/30/99       -5.16%

                                                           Since July 1, 1997
                                                           (Date of
                                       One Year Ended      commencement of
                                          12/31/99         operations)
                                       ---------------     -----------------

Portfolio average annual total return      7.14%               10.60%
Standard & Poor's 500 Stock Index         21.04%               18.84%
Salomon Brothers Broad Investment
  Grade Bond Index                        -0.84%                4.52%

The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

The Salomon Brothers Broad Investment Grade Bond Index (BIG) is a market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The Index does not reflect any expenses.


EQUITY INCOME PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1998    9.35%
               1999    2.51%

Best Quarter:  3/31/98       12.31%     Worst Quarter:  9/30/98       -9.34%

                                                           Since July 1, 1997
                                                           (Date of
                                       One Year Ended      commencement of
                                          12/31/99         operations)
                                       ---------------     -----------------

Portfolio average annual total return      2.51%                9.78%
Russell 1000 Index                        20.92%               20.39%

The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index does not reflect any expenses.

GROWTH & INCOME EQUITY PORTFOLIO

(The following will be depicted as a bar chart in the printed material.)

               1998   14.95%
               1999   16.17%

Best Quarter:  12/31/98      20.31%     Worst Quarter:  9/30/98      -13.62%

                                                           Since July 1, 1997
                                                           (Date of
                                       One Year Ended      commencement of
                                          12/31/99         operations)
                                       ---------------     -----------------

Portfolio average annual total return     16.17%               15.86%
Standard & Poor's 500 Stock Index         21.04%               18.84%

The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

DESCRIPTION OF THE PORTFOLIOS

Each Portfolio of the Trust has its own investment objective. Except where otherwise noted, these objectives may be changed without shareholder approval. Since investment in any Portfolio involves both opportunities for gain and risks of loss, we cannot give you assurance that the Portfolios will achieve their objectives. You should carefully review the objectives and investment practices of the Portfolios and consider your ability to assume the risks involved before allocating payments to particular Portfolios.

While certain of the investment techniques, instruments and risks associated with each Portfolio are referred to in the discussion that follows, additional information on these subjects appears in the Appendix to this Prospectus. However, those discussions do not list every type of investment, technique, or risk to which a Portfolio may be exposed. Further, the Portfolios may change their investment practices at any time without notice, except for those policies that this Prospectus or the Statement of Additional Information ("SAI") specifically identify as requiring a shareholder vote to change. Unless otherwise indicated, all percentage limitations, as well as the characterization of a company's capitalization, are evaluated as of the date of purchase of the security.

Each Portfolio may invest in money market instruments as a temporary defensive measure during, or in anticipation of, adverse market conditions. This could help a Portfolio avoid losses but may mean lost opportunities.

The investment objectives, principal investment strategies and principal risks of each Portfolio have been described under the sections captioned "Investment Objectives" and "Principal Investment Strategies and Risks of Each Portfolio" in the "Risk/Return Summary." The discussion below provides further information concerning the principal investment strategies and risks of each Portfolio.

Principal Investment Strategies

Portfolios Managed by J.P. Morgan Investment Management Inc.

Quality Bond Portfolio

The Portfolio is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of shorter-term obligations while recognizing the greater price fluctuation of longer-term obligations.

The Sub-Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, the Sub-Adviser adjusts the duration of the Portfolio in light of market conditions and the Sub-Adviser's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. The Sub-Adviser selects specific securities which it believes are undervalued for purchase using:

     * advanced quantitative tools
     * analysis of credit risk
     * the expertise of a dedicated trading desk
     * the judgment of fixed income portfolio managers and analysts

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Under normal market conditions, the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as represented by Salomon Brothers Broad Investment Grade Bond Index, the
Portfolio's benchmark. Currently, the benchmark's duration is approximately 5 years. The maturities of the individual securities in the Portfolio may vary widely, however.

The Portfolio may invest in a broad range of debt securities of domestic and foreign issuers. These securities will be of various types and maturities and will include:

     * debentures
     * notes
     * mortgage securities
     * equipment trust certificates
     * zero coupon securities
     * other collateralized securities

Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to lower the payments due on the securities.

The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States including

     * Treasury securities
     * GNMA Certificates
     * Obligations of the Farmers Home Administration and the Export Import Bank

The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association. Although these governmental issuers are responsible for payments on their obligations, they do not guarantee their market value.

The Portfolio may also invest in

    * municipal obligations that have been issued on a taxable basis or that have an attractive yield excluding tax considerations

    * debt securities of foreign governments and governmental entities

It is a current policy of the Portfolio that under normal circumstances at least 65% of its total assets will consist of securities that are rated at least A by Moody's or S&P or that are unrated and in the Sub-Adviser's opinion are of comparable quality. In the case of 30% of the Portfolio's investments, the Portfolio may purchase debt securities that are rated Baa or better by Moody's or BBB or better by S&P or are unrated and in the Sub-Adviser's opinion are of comparable quality. The remaining 5% of the Portfolio's assets may be invested in debt securities that are rated Ba or better by Moody's or BB or better by S&P or are unrated and in the Sub-Adviser's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by S&P are considered investment grade, but have some speculative characteristics. Securities rated Ba by Moody's or BB by S&P are below investment grade and considered to be speculative with regard to payment of interest and principal.

Small Cap Stock Portfolio

The Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The Portfolio may also serve as an efficient vehicle to diversify an existing portfolio by adding the equities of smaller U.S. companies. The small company holdings of the Portfolio are primarily companies included in the Russell 2000 Index.

The Sub-Adviser seeks to enhance the Portfolio's total return relative to that of the U.S. small company universe. To do so, the Sub-Adviser uses research, valuation and a stock selection process. The Sub-Adviser continually screens the universe of small capitalization companies to identify for further analysis those companies which exhibit favorable characteristics such as significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model, the Sub-Adviser ranks these companies within economic sectors according to their relative value. The Sub-Adviser then selects for purchase the most attractive companies within each economic sector.

The Sub-Adviser uses a stock selection process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the U.S. small company universe. The Sub-Adviser believes that under normal market conditions, the Portfolio will have sector weightings comparable to that of the U.S. small company universe, although it may moderately under- or over-weight selected economic sectors. In addition, the Sub-Adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued.

The Portfolio's net assets invested in equity securities will consist of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. The Portfolio's primary equity investments are the common stocks of small U.S. companies and, to a limited extent, similar securities of foreign corporations. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on a securities exchange or traded in an over-the-counter market, and may invest in certain restricted or unlisted securities.

Large Cap Stock Portfolio.

Ordinarily,   the  Portfolio  pursues  its  investment  objective  by  investing primarily in dividend-paying common stock. The Portfolio may also invest in other equity securities, consisting of, among other things,

    * non-dividend-paying common stock,

    * preferred  stock,

    * securities convertible into common stock, such as convertible preferred stock and convertible bonds, and

    * warrants.

The Portfolio may also invest in American Depository Receipts (ADRs) and in various foreign securities if U.S. exchange-listed.

The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the stock of large- and medium-sized companies typically represented by the S&P 500. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends.

The Portfolio does not seek to achieve its objective with any individual portfolio security, but rather it aims to manage the portfolio as a whole in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. Portfolio sector weightings will generally equal those of the S&P 500. In selecting securities, the Sub-Adviser may emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as

    * an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general

    * as a result of a market decline, poor economic conditions or tax-loss selling, or

    * actual or anticipated unfavorable developments affecting a company.

The Sub-Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will normally be comprised, based on the dividend discount model, of stocks in the first three quintiles.

Select Equity Portfolio.

Ordinarily,   the  Portfolio  pursues  its  investment  objective  by  investing primarily in dividend-paying common stock. The Portfolio may also invest in other equity securities, consisting of, among other things,

    * non-dividend-paying common stock,

    * preferred  stock,

    * securities convertible into common stock, such as convertible preferred stock and convertible bonds, and

    * warrants.

The Portfolio may also invest in ADRs and in various foreign securities if U.S. exchange-listed.

The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the stock of large- and medium-sized companies primarily included in the S&P 500. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends.

The Portfolio does not seek to achieve its objective with any individual portfolio security, but rather it aims to manage the portfolio as a whole in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The Sub-Adviser may under- or over-weight selected economic sectors against the S&P 500's sector weightings to seek to enhance the Portfolio's total return or reduce fluctuations in market value relative to the S&P 500. In selecting securities, the Sub-Adviser may emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as

    * an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general

    * as a result of a market decline, poor economic conditions, tax-loss selling, or

    * actual or anticipated unfavorable developments affecting a company.

The Sub-Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will primarily consist of stocks of companies from the first and second quintiles.

International Equity Portfolio.

The Portfolio seeks to achieve its investment objective through country allocation, stock selection and management of currency exposure. The Sub-Adviser uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the EAFE Index.

Based on fundamental research, quantitative valuation techniques, and experienced judgment, the Sub-Adviser uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States by under- or over-weighting selected countries in the EAFE Index.

Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value. Based on this valuation, the Sub-Adviser selects the securities which appear the most attractive for the Portfolio. The Sub-Adviser believes that under normal market conditions, economic sector weightings generally will be similar to those of the EAFE Index.

Finally, the Sub-Adviser actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Sub-Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors, and the judgment of a team of experienced currency managers.

The Portfolio's assets in equity securities of foreign issuers will consist of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest such as trust or limited partnership interests. The Portfolio may also invest in securities of issuers located in developing countries. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

Emerging Markets Equity Portfolio.

The Portfolio is designed for long-term investors who want exposure to the rapidly growing emerging markets. The Sub-Adviser considers "emerging markets" to be any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. These countries generally include every country in the world except

     * Australia
     * Austria
     * Belgium
     * Canada
     * Denmark
     * Finland
     * France
     * Germany
     * Ireland
     * Italy
     * Japan
     * Netherlands
     * New Zealand
     * Norway
     * Spain
     * Sweden
     * Switzerland
     * United Kingdom
     * United  States

The Portfolio will focus its investments in those emerging markets countries which it believes have strongly developing economies and in which the markets are becoming more sophisticated.

A company in an emerging  market is one that:

     * has its principal securities trading market in an emerging market country;

     *    is organized under the laws of an emerging market;

     * derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or

     *    has at least 50% of its assets located in emerging markets.

The Sub-Adviser seeks to achieve the Portfolio's investment objective by a disciplined process of country allocation and company selection. Based on fundamental research, quantitative analysis, and experienced judgment, the Sub-Adviser identifies those countries where economic and political factors, including currency movements, are likely to produce above-average returns. Based on their relative value, the Sub-Adviser then selects those companies in each country's major industry sectors which it believes are best positioned and managed to take advantage of these economic and political factors.

The Portfolio's investments are primarily denominated in foreign currencies but it may also invest in securities denominated in the U.S. dollar or multinational currency units. The Sub-Adviser will not routinely attempt to hedge the Portfolio's foreign currency exposure. However, the Sub-Adviser may from time to time engage in foreign currency exchange transactions if, based on fundamental research, technical factors, and the judgment of experienced currency managers, it believes the transactions would be in the Portfolio's best interest.

The Portfolio's assets in equity securities of companies in emerging markets will consist of common stocks and other securities with equity characteristics comprised of

    * preferred stock
    * warrants
    * rights
    * convertible securities
    * trust certificates
    * limited  partnership interests
    * equity  participations

The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

Certain emerging markets are closed in whole or in part to equity investments by foreigners except through specifically authorized investment funds. The Portfolio may acquire securities of other investment companies to the extent permitted under federal securities laws. No more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. As a shareholder in an investment fund, the Portfolio would bear its share of that investment fund's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own operating expenses.

Portfolios Managed by Lord, Abbett & Co.:

Bond Debenture Portfolio.

It is the belief of the Portfolio's management that a high total return (current income and capital appreciation) may be derived from an actively-managed, diversified debt- security portfolio. The Portfolio seeks unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants to purchase common stocks.

Higher yield on debt securities can occur during periods of inflation when the demand for borrowed funds is high. Also, buying lower-rated bonds when the credit risk is above average but, in the view of Portfolio management, likely to decrease, can generate higher yields. Such debt securities normally will consist of

*  secured debt obligations of the issuer (i.e.,  bonds)
*  general  unsecured debt obligations  of the issuer  (i.e.,  debentures) and
* debt securities which are subordinate in right of payment to other debt of the issuer.

Capital appreciation potential is an important consideration in the selection of portfolio securities. Capital appreciation may be obtained by

     * investing in debt securities when the trend of interest rates is expected to be down;

     * investing in convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock; and

     * investing in debt securities of issuers in financial difficulties when, in the view of Portfolio management, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved).

In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal.

The  Portfolio  must keep at least 20% of the value of its total  assets in

     * debt securities which, at the time of purchase, are rated within one of the four highest grades determined either by Moody's or S&P,

     * debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities,

     *    cash  or  cash   equivalents   (short-term   obligations   of   banks,
          corporations or the U.S. Government), or

     *    a combination of any of the foregoing

The Portfolio may invest up to 20% of its net assets, at market value, in debt securities primarily traded in foreign countries - such foreign debt securities normally will be limited to issues where there does not appear to be substantial risk of nationalization, exchange controls, confiscation or other government restrictions.

Subject to the percentage limitations for purchases of other than debt securities described below, the Portfolio may purchase common and preferred stocks.

The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its gross assets.

The Portfolio may invest substantially in lower-rated bonds for their higher yields which entail greater risks. Since the risk of default generally is higher among lower-rated bonds, the research and analysis performed by the Sub-Adviser are especially important in the selection of such bonds, which, if rated BB/Ba or lower, often are described as "high-yield bonds" because of their generally higher yields and referred to colloquially as "junk bonds" because of their greater risks. In selecting lower-rated bonds for investment, the Sub-Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

The  Portfolio  may  invest in the  securities  markets  of  foreign  countries.

Mid-Cap Value Portfolio

Under normal circumstances, at least 65% of the Portfolio's total assets will consist of investments in mid-cap companies, determined at the time of purchase. "Mid-cap" companies are defined for this purpose as companies whose outstanding equity securities have an aggregate market value of between $500 million and $10 billion.

Selection of stocks is based on appreciation potential, without regard to current income. The holdings in the Portfolio typically will be selected for their potential for significant market appreciation from growing recognition of substantial improvement in the company's financial results or increasing anticipation of such improvement. This potential may derive from such factors as

*     changes in the economic and financial environment,

*     new or improved products or services,

*     new or rapidly expanding markets,

*     changes in management or structure of the company,

*     price increases due to shortages of resources or productive capacity,

* improved efficiencies resulting from new technologies or changes in distribution or

* changes in governmental regulations, political climate or competitive conditions.

The companies represented will have a strong or, in the perception of Portfolio management, an improving financial position. The outstanding stock of companies in the Portfolio ordinarily will have an aggregate market value of not less than approximately $50 million. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial. Characteristically, the Portfolio will not carry a large cash position as an investment strategy. While the Portfolio may take short-term gains if deemed appropriate, normally the Portfolio will hold securities in order to realize long-term capital gains. The Portfolio may invest up to 10% of its net assets in securities (of the type described above) which are primarily traded in foreign countries.

Large Cap Research Portfolio

The Portfolio will invest in companies on the basis of the fundamental economic and business factors (such as government, fiscal and monetary policies, employment levels, demographics, retail sales and market share) which Portfolio management believes will affect future earnings and which Portfolio management believes are the primary factors determining the future market valuation of stocks. Although the prices of common stocks fluctuate and their dividends vary, historically, common stocks have appreciated in value and their dividends have increased when the companies they represent have prospered and grown.

In seeking to fulfill its objective, the Portfolio will invest also in both small and middle-sized companies, as measured by the value of their outstanding stock guided by the policies mentioned herein.

Portfolio management concentrates its research and stock selection on companies that are undervalued or out of current investment favor and thus the investment portfolio typically will encompass less market risk as measured by its price-to-normal earnings and price-to-book value ratios. The Portfolio's management process results in the sale of stocks that it judges to be overpriced and reinvestment in other securities which it believes offer better values and less market risk.

The Portfolio reflects the collective judgment of the Large Cap Research Portfolio management team of the Sub-Adviser as to what securities represent the greatest investment value, regardless of industry sector, market capitalization, or Wall Street sponsorship. At the time of purchase, securities selected for the Portfolio may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

Up to 10% of the Portfolio's net assets (at the time of investment) may be invested in foreign securities (of the type described herein) primarily traded in foreign countries.

The Portfolio may invest in closed-end investment companies if bought in the secondary market with a fee or commission no greater than the customary broker's commission in compliance with applicable law. Shares of such investment companies sometimes trade at a discount or premium in relation to their net asset value and there may be duplication of fees, for example, to the extent that the Portfolio and the closed-end investment company both charge a management fee.

Neither an issuer's ceasing to be rated investment grade nor a rating reduction below that grade will require elimination of a bond from the Portfolio.

Developing Growth Portfolio.

The Portfolio's present investment strategy, as developed by the Sub-Adviser, is based on the four phases of corporate growth. As described below, only the second (or developing growth) phase is characterized by a dramatic rate of growth. The management of the Portfolio looks for companies in that phase and, under normal circumstances, will invest at least 65% of the Portfolio's total assets in securities of such companies. The Portfolio also may invest in companies which are in their formative phase. Developing growth companies are almost always small, usually young and their shares are generally traded over the counter. Having, in the view of Portfolio management, passed the pitfalls of the formative years, they are now in a position to grow rapidly in their market.

                       THE FOUR PHASES OF BUSINESS GROWTH
                        (as perceived by the Sub-Adviser)

     PHASE 1 - FORMATIVE: Phase 1 has high risk. Companies in this phase are formative and the perils of infancy take a high toll during these years. Skill of management and growth of revenues and earnings permit some companies to survive and advance into the second phase.

     PHASE 2 - DEVELOPING GROWTH: Phase 2 usually is a period of swift development, when growth occurs at a rate rarely equaled by established companies in their mature years. The management of the Portfolio focuses on companies which it believes are strongly positioned in this phase. Of course, the actual growth of a company cannot be foreseen and it may be difficult to determine in which phase a company is presently situated.

     PHASE 3 - ESTABLISHED GROWTH: Phase 3 is a time of established growth when competitive forces, regulations and internal bureaucracy often begin to blunt the sharp edge of success in the marketplace.

     PHASE 4 - MATURITY: Phase 4 is a time of maturity when companies ease into a growth pattern that roughly reflects the increase in Gross Domestic Product.

At any given time, there are many hundreds of publicly-traded corporations in the developing growth phase. In choosing from among them, Portfolio management looks for special characteristics that will help their growth. These can include

*     a unique product or service for which management foresees a rising demand;

*     a special area of technological expertise;

*     the ability to service a region that is growing faster than average;

* a competitive advantage or new opportunities in foreign trade or from shifts in government priorities and programs;

* or an ability to take advantage of growth of consumers' discretionary income and demographic changes.

The management of the Portfolio also looks for certain financial characteristics such as:

* at least five years of higher-than-average growth of revenues and earnings per share;

*     higher-than-average returns on equity;

* ability to finance growth in the form of a lower-than-average ratio of long-term debt to capital and price/earnings ratios that are below expected growth rates.

Securities being considered for the Portfolio are analyzed solely on traditional investment fundamentals. In addition to the financial data already mentioned, the management of the Portfolio evaluates the market for

*     each company's products or services,

*     the strengths and weaknesses of competitors,

*     the availability of raw materials,

*     diversity of product mix, etc.

Finally, in assembling the investment portfolio, the management of the Portfolio tries to diversify the Portfolio's investments. Within the bounds of other criteria, the management of the Portfolio tries to invest in many securities and industries so that any misjudgments it might make are adequately cushioned.

Lord Abbett Growth and Income Portfolio.

The Portfolio intends to keep its assets invested in those securities which are selling at reasonable prices in relation to value and, to do so, it may have to forego some opportunities for gains when, in the judgment of Portfolio management , they carry excessive risk.

The Portfolio will try to anticipate major changes in the economy and select stocks which it believes will benefit most from these changes.

The Portfolio will normally invest in common stocks. Although the prices of common stocks fluctuate and their dividends vary, historically, common stocks have appreciated in value and their dividends have increased when the companies they represent have prospered and grown.

The Portfolio constantly seeks to balance the opportunity for profit against the risk of loss. In the past, very few industries have continuously provided the best investment opportunities. The Portfolio will take a flexible approach and adjust the Portfolio to reflect changes in the opportunity for sound investments relative to the risks assumed. Therefore, the Portfolio will sell stocks that are judged to be overpriced and reinvest the proceeds in other securities which are believed to offer better values for the Portfolio.

The Portfolio will not purchase securities for trading purposes. To create reserve purchasing power and also for temporary defensive purposes, the Portfolio may invest in straight bonds and other fixed-income securities.

Portfolios Managed by FIRMCO, LLC

Balanced Portfolio.

In pursuing the Portfolio's investment objective, the Sub-Adviser allocates the Portfolio's assets based upon its evaluation of the relative attractiveness of the major asset groups:

*   equity securities

*   fixed income securities

*   cash equivalents

In an effort to better quantify the relative attractiveness of the major asset groups over a one- to three-year period of time, the Sub-Adviser has incorporated into its asset allocation decision-making process several dynamic computer models which it has created. The purpose of these models is to show the statistical impact of the Sub-Adviser's economic outlook upon the future returns of each asset group. The models are especially sensitive to the forecasts for inflation, interest rates and long-term corporate earnings growth. Investment returns are normally heavily impacted by such variables and their expected changes over time. Therefore, the Sub-Adviser's method attempts to take advantage of changing economic conditions by increasing or decreasing the ratio of stocks to bonds in the Portfolio. For example, if the Sub-Adviser expected more rapid economic growth leading to better corporate earnings, it would increase the Portfolio's holdings of equity securities and reduce its holdings of fixed income securities and cash equivalents.

The fixed-income securities in which the Balanced Portfolio invests include U.S. Government securities or other fixed-income and related debt securities rated in one of the four highest rating categories assigned by a Rating Agency at the time of purchase or in unrated investments deemed by the Sub-Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities may include

* a broad range of fixed and variable rate bonds, debentures, notes, and securities convertible into or exchangeable for common stock;

* dollar-denominated debt obligations of foreign issuers, including foreign corporations and governments; and

* first mortgage loans, income participation loans, participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, collateralized mortgage obligations and other mortgage-related securities, and other asset-backed securities.

The Portfolio may invest up to 10% of its total assets at the time of purchase in dollar-denominated debt obligations of foreign issuers, either directly or through ADRs and European Depositary Receipts ("EDRs"), and up to 25% of its total assets at the time of purchase in non-mortgage asset-backed securities, respectively.

The Portfolio's dollar-weighted average portfolio quality is expected to be at least "A" or higher. In making investment decisions, the Sub-Adviser will consider a number of factors including

*   current  yield

*   maturity

*   yield to  maturity

*   anticipated changes in  interest  rates,  and

*   the  overall  quality of the  investment.

The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.

The Portfolio may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets). Such securities are issued by entities such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and by private issuers.


Equity Income Portfolio.

Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Sub-Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock.

Growth & Income Equity Portfolio

The Sub-Adviser selects stocks based on a number of factors, including historical and projected earnings, growth and asset value, earnings compared to stock prices generally (as measured by the Standard & Poor's 500 Index), and consistency of earnings growth and earnings quality. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Sub-Adviser's opinion, the price and yield of the convertible security is favorable compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce some income but income is not a major criterion in their selection. In general, the Portfolio's stocks and securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.

Portfolios Managed by Riggs Bank N.A.

Riggs Stock Portfolio.

In addition to the investments described in the section captioned "Principal Investment Strategies and Risks of Each Portfolio," the Portfolio may invest in


* commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1+ or F-1 by Fitch, and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the Sub-Adviser including Canadian Commercial Paper and Europaper;

*    certain instruments of domestic and foreign banks and savings associations;
and

* securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis.

In  selecting investments  for  the  Portfolio,   the  Sub-Adviser   follows  a
value-based, disciplined investment philosophy. Using a computer model and hands-on fundamental analysis, stocks are selected based on such factors as


*   low price/earnings ratios relative to earnings growth and history;

*   rising earnings estimates;

*   relative price strength;

*   high or improving earnings; and

*   credit quality.

Computer screens based upon value criteria are applied to a listing of 750 stocks that are selected based upon market capitalization, trading volume, and availability of data, to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the Sub-Adviser's fundamental analysis to produce a list of securities from which the Sub-Adviser will select what it believes to be especially attractive issues.

The relative price action of each stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

Riggs Small Company Stock Portfolio.

In addition to the investments described in the section captioned "Principal Investment Strategies and Risks of Each Portfolio," the Portfolio may invest in

* preferred stocks, real estate investment trusts, corporate bonds, notes, warrants, and rights;

*   ADRs of foreign companies;

* commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch, and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the Sub-Adviser, including Canadian Commercial Paper and Europaper;

*   certain instruments of domestic and foreign banks and savings associations;
and

* securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis.

While the Portfolio will only purchase corporate debt obligations that, at the time of purchase, are rated in the top three rating categories, in the event that any such security is downgraded to the fourth category, the Portfolio may continue to hold the security. In the event that any such security is downgraded by a ratings service below the fourth highest rating category, the Portfolio will dispose of the security.

In selecting investments for the Portfolio, the Sub-Adviser employs the same value-based, disciplined investment philosophy that is described above with respect to the Riggs Stock Portfolio, and applies it to the small capitalization sector of the equity market. Using a computer model and hands-on fundamental analysis, small capitalization stocks are selected based on such factors as:

*   low price/earnings ratios relative to earnings growth and history;

*   rising earnings estimates;

*   relative price strength;

*   high or improving earnings; and

*   credit quality.

Computer screens based upon value criteria are applied to a listing of small capitalization stocks that are selected using the same methodology that is used for the Riggs Stock Portfolio to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the Sub-Adviser's fundamental analysis to produce a list of securities from which the Sub-Adviser will select what it believes to be especially attractive issues.

The relative price action of each small capitalization stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

Riggs U.S. Government Securities Portfolio

The Portfolio will invest primarily in U.S. government securities which include

     * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

     * notes, bonds and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     *  notes,  bonds  and  discount  notes  of  U.S.   government  agencies  or
instrumentalities which receive or have access to federal funding;

     *   notes,   bonds   and   discount   notes  of   other   U.S.   government
instrumentalities supported only by the credit of the instrumentalities; and

     * CMOs.

The Portfolio may invest up to 35% of its total assets in

     * domestic issues of corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated

     *    Baa or  better,  Aaa,  Aa, or A by  Moody's  Investor  Services,  Inc.
          (Moody's)

     *    BBB or better, AAA, AA, or A by Standard and Poor's (S&P), or

     *    BBB or better, AAA, AA or A by Fitch IBCA, Inc. (Fitch);

     * obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     * commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by NRSROs. Such ratings would include: A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch and, unrated but deemed to be of comparable quality by the Sub-Advisers, including Canadian Commercial Paper and Europaper; and

     *    certain   instruments  of  domestic  and  foreign  banks  and  savings associations.

The Portfolio will only purchase corporate debt obligations that at the time of purchase are rated investment grade or better. An investment grade security can range from the highest rating (AAA) to medium quality (BBB). Securities in the BBB category may be more susceptible to adverse economic conditions or changing circumstances and the securities at the lower end of the BBB category may have certain speculative characteristics. The Portfolio intends to limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets.

The Portfolio may invest in CMOs which are rated A or better by an NRSRO and which are issued by private entities such as investment banking firms and companies related to the construction industry.

The CMOs in which the Portfolio may invest may be:

     * privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

     * privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

     * other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Portfolio as income, and the capital portion will be reinvested.

The Portfolio may purchase participation interests from financial institutions which give the Portfolio an undivided fractional ownership interest in debt obligations such as

    * pools of credit card receivables
    * automobile installment loan contracts
    * corporate loans or debt securities
    * corporate receivables
    * other types of debt obligations

These participation interests will be rated A or better by Moody's or by S&P or not rated but determined to be of comparable quality.


PRINCIPAL RISKS

* Market Risks. All securities have market risk. The Sub-Advisers invest in different types of securities and investment techniques all of which involve varying amounts of risk. The value of bonds and other fixed income securities will go up and down in response to changes in interest rates charged by the Federal Reserve and the lending banks. Stocks may be affected by the overall economy, both within and without the United States and by changes in demand for certain products or in certain parts of the market.

* Investment in Stocks. Stocks tend to go up and down in value more than do bonds or other debt obligations (fixed income securities), making them more volatile. Volatile securities have a greater potential return than do fixed income securities, but have more risk of loss. Although, in the past, stocks that have been held for a long period of time have provided higher returns than less volatile securities, there is no assurance that they will do so in the future.

* Investment in Bonds. The value of bonds and other debt obligations(fixed income securities) will change when interest rates change. If interest rates go down, the market value of bonds held by the Portfolio increases; however if interest rates go up, the market value of bonds held by the Portfolio goes down.

* Smaller Companies. Investment in the stocks of smaller companies has risks in addition to the risk of investing in any stocks. Smaller companies have less capitalization than larger companies and a greater risk of failing. Smaller companies may be less diversified than larger companies and therefore may be more at risk from economic changes that affect only specific industries or markets. The securities of small companies may be subject to more volatile market movements than securities of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group.



* Purchasing for Value. When a Sub-Adviser purchases stocks of companies that other investors have not recognized as having value, there is a risk that those stocks will never be recognized by other investors and therefore may not achieve their potential value.


* Derivatives. Derivatives can be volatile investments and involve certain risks. A Portfolio may be unable to limit its losses by closing a position due to lack of a liquid market or similar factors. Losses may also occur if there is not a perfect correlation between the value of futures or forward contracts and the related securities. The use of futures may involve a high degree of leverage because of low margin requirements. As a result, small price movements in futures contracts may result in immediate and potentially unlimited gains or losses to a Portfolio. Leverage may exaggerate losses of principal. The amount of gains or losses on investments in futures contracts depends on a Sub-Adviser's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

* Foreign Securities. Investments in non-U.S. securities are subject to risks in addition to the normal risks of investments. The value of non-U.S. securities will change as the exchange rates for the currency in the countries where the companies are located change. Some countries do not have the same kinds of laws that protect the purchasers of securities, as do countries with more established markets such as the United States. Therefore, there is more risk in purchasing securities issued by companies located in those countries. In addition, there may be less information available about non-U.S. issuers, delays in settling sales of foreign securities and governmental restrictions or controls that can adversely affect the value of securities of foreign companies. Securities of foreign companies may not be as easy to sell as securities of U.S. companies. A Portfolio may incur additional costs in handling foreign securities, such as increased sales costs and custody costs.

* Emerging Market Countries. The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in emerging markets countries, as these markets are generally more volatile than the markets of developed countries.

*    Mortgage-Backed  Securities.  There  is a  risk  for a  Portfolio  when  it
     purchases  mortgage-backed  securities.   Under  these  arrangements,   the
     Portfolio acquires an interest in a pool of loans and the mortgages securing those loans. As the borrowers make principal and interest payments on the loans, the Portfolio receives a share of those payments. The value of the interests in these pools will go up and down as interest rates go up and down in the same manner as bonds. In addition, however, the value is reduced if the borrowers repay the loans earlier than predicted, particularly when the interest rates on the repaid loans are higher than current interest rates being paid for new loans that would replace the repaid loans. The value of the interests is also reduced if the borrowers default on the loans and the mortgaged property, collateral and/or other guarantees securing the loans are not sufficient to cover the amounts in default.

* Repurchase Agreements. Under a repurchase agreement the purchaser acquires a debt instrument for a relatively short time. The seller of the debt instrument agrees to repurchase the instrument and the purchaser agrees to resell the instrument at a fixed price and time. Repurchase agreements give the Portfolio the potential for increased returns, but also have similar market risks to those of investing in mortgage dollar roll transactions described below. If the value of the security that will be repurchased increases above the repurchase price, the Portfolio will benefit. However, if the value goes down, the Portfolio will be purchasing a security at a price higher than its value. In addition in a repurchase agreement, there is a risk that the other party will refuse to resell the security at the end of the transaction period. The purchaser receives collateral from the seller to back up the seller's agreement to repurchase; however, there is a risk that the collateral may not be worth the amount paid by the purchaser for the instrument. The purchaser may also have difficulty selling the collateral.

* Mortgage Dollar Roll Transactions. Mortgage dollar roll transactions have risks that are similar to those of reverse repurchase agreements. These transactions can increase the return of a Portfolio if the market value of the security sold by the Portfolio goes up to a price higher than the price at which the Portfolio can repurchase the security. However, if the market value goes down, the Portfolio will be purchasing a security at a price that is higher than its market value.

*    Borrowing.  All of  the  Portfolios  may  borrow  money  for  temporary  or emergency purposes. Certain Portfolios may engage in borrowing by investing in dollar roll transactions, repurchase agreements or similar securities. Certain Portfolios may borrow money or securities to increase the return on a Portfolio. Borrowing money or securities increases the assets that a Portfolio has available to invest. If the investments are profitable, the return for the Portfolio is enhanced. However, if the investments lose value, the losses are exaggerated.

* Lending Securities. Lending securities means that the Portfolio lends securities that the Portfolio owns to a third party for a fee. The Portfolio holds other assets of the borrower as collateral to insure the repayment of the securities loaned. Lending Portfolio securities may result in losses to the Portfolio if the borrower does not repay the securities loaned and the Portfolio is unable to sell the collateral for an amount equal to the value of the loaned securities.

* Below Investment Grade Bonds or Junk Bonds. Investing in below investment grade bonds, such as the lower quality, higher yielding bonds called junk bonds, can increase the risks of loss for a Portfolio. Junk bonds are bonds that are issued by small companies or companies with limited assets or short operating histories. These companies are more likely than more established or larger companies to default on the bonds and not pay interest or pay back the full principal amount. Third parties may not be willing to purchase the bonds from the Portfolios, which means they may be difficult to sell and some may be considered illiquid. Because of these risks, the companies issuing the junk bonds pay higher interest rates than companies issuing higher grade bonds. The higher interest rates can give investors a higher return on their investment.

* Short Sales. Engaging in short sales of stock can increase the losses of the Portfolio if the value of the stock increases before the Portfolio buys the stock to cover the short sale.

* Illiquid and Restricted Securities. All Portfolios may invest certain percentages of their assets in illiquid securities which are securities which a Portfolio cannot easily sell or which it cannot sell quickly (within seven days) without taking a reduced price for them. Any Portfolio may invest in securities that the Portfolio cannot sell unless it meets certain restrictions (restricted securities). The restrictions usually relate to the initial sale of the security, such as securities purchased in a private transaction or securities sold only to qualified purchasers. It may take the Sub-Advisers more time to sell illiquid or restricted securities than it would take them to sell other securities. A Portfolio might be forced to sell the securities at a discount or be unable to sell securities at all that are losing value.

* Cash Investments. In addition to the investments described above for each Portfolio, each Sub-Adviser may keep a portion of a Portfolio's assets in cash or in investments that are as liquid as cash such as money market mutual funds. The Sub-Advisers keep the cash available to meet unexpected expenditures such as redemptions. Investments in cash or similar liquid securities (cash equivalents) generally do not provide as high a return as would assets invested in other types of securities.

* Defensive Positions. The Sub-Advisers have described their strategies for investing the assets of each Portfolio under normal market conditions. Under extraordinary market, economic, political or other conditions, the Sub-Advisers may not follow their normal strategies, but instead may take certain temporary, defensive actions. These actions may include moving all assets to cash or cash equivalent investments or taking extraordinary steps to limit losses in response to adverse conditions. Defensive actions may prevent a Portfolio from achieving its investment goal.

* Portfolio Turnover Rates. The rate of portfolio turnover is the annual amount, expressed as a percentage, of a Portfolio's securities that it replaces in one year. The portfolio turnover rate will not be a limiting factor when it is deemed appropriate to purchase or sell securities for a Portfolio. Some of the Sub-Advisers may buy and sell securities for the
     Portfolios frequently, which increases a Portfolio's portfolio turnover rate. Portfolio turnover may vary from year to year or within a year, depending upon economic, market or business conditions and contributions and withdrawals. To the extent that brokerage commissions and transaction costs are incurred in buying and selling portfolio securities, the rate of portfolio turnover could affect each Portfolio's net asset value. The Sub-Advisers that actively trade Portfolio assets, expect that the potentially improved performance from frequent transactions will offset the higher costs; however, higher transaction costs can reduce the return of the Portfolio. The historical rates of portfolio turnover for all of the Portfolios are set forth herein under the Financial Highlights.



                             MANAGEMENT OF THE TRUST

THE TRUSTEES

The  Trust  is  organized  as  a  Massachusetts   business  trust.  The  overall
responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trustees have entered into an Investment Advisory Agreement with the Adviser to handle the day-to-day affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Adviser is expected to follow in implementing the investment policies and objectives of the Trust.

ADVISER

Under an Investment Advisory Agreement dated April 1, 1996, as amended, the Adviser, located at One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, manages the business and affairs of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is an Illinois corporation which was incorporated on August 31, 1993 under the name Oakbrook Investment Advisory Corporation and is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. The Adviser changed its name to its present name on January 17, 1996. Metropolitan Life Insurance Company (MetLife) is the ultimate parent of the Adviser. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. The Adviser has acted as the investment adviser to the Trust, its sole account, since May 1, 1996.

The Investment Advisory Agreement authorizes the Adviser to manage the investment of the assets of each Portfolio, based on the investment objectives and policies of each Portfolio. The Adviser must develop a program for investing the assets of each Portfolio that is consistent with the investment objective of each Portfolio and that follows the policies and restrictions that the Board of Trustees has set for the Portfolios. The Adviser may retain Sub-Advisers to assist it. This Prospectus and the Statement of Additional Information describe these policies. (See the back cover of this Prospectus to find out how to get a free copy of the Statement of Additional Information.)

Compensation. The Adviser receives a fee, monthly, from each Portfolio for management of the net assets of the Portfolio. The Adviser calculates the fee based on the average daily net assets of each Portfolio. During 1999, the most recent fiscal year of the Portfolios, each of the Portfolios paid the Adviser the following percentage of its average daily net assets as compensation for its services as investment adviser to the Portfolios:

     Bond Debenture............................0.75%

     Quality Bond..............................0.54%

     International Equity......................0.79%

     Select Equity.............................0.67%

     Small Cap Stock...........................0.85%

     Large Cap Stock...........................0.65%

     Mid-Cap Value.............................1.00%

     Large Cap Research........................1.00%

     Developing Growth.........................0.90%

     Balanced..................................1.00%

     Equity Income.............................1.00%

     Lord Abbett Growth and Income.............0.65%

     Growth & Income Equity....................1.00%

The percentage of net assets paid to the Adviser as an investment advisory fee 1for each Portfolio changes with the amount of net assets in the Portfolio. Generally the larger the net assets, the lower the fees as a percentage of net assets.

Under the Investment Advisory Agreement, the Trust is obligated to pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of a Portfolio:


                          Average Daily
Portfolio                   Net Assets      % Per Annum
----------------------  ------------------  ------------

Bond Debenture             _______________          .75%

Quality Bond            First $75 million           .55%
                        Over $75 million            .50%

International Equity    First $50 million           .85%
                        Over $50 million            .75%

Select Equity           First $50 million           .75%
                        Over $50 million            .65%

Emerging Markets
   Equity               First $25 million          1.25%
                        Over $25 million           1.05%


Small Cap Stock            _______________          .85%

Large Cap Stock            _______________          .65%

Mid-Cap Value              _______________         1.00%

Large Cap Research         _______________         1.00%

Developing Growth          _______________          .90%

Lord Abbett
Growth and Income          _______________          .65%

Balanced                   _______________         1.00%

Equity Income              _______________         1.00%

Growth & Income Equity     _______________         1.00%

Riggs Stock                _______________          .95%

Riggs Small Company Stock  _______________         1.00%

Riggs U.S. Government
  Securities Portfolio     _______________          .75%

Other Services and Expenses. The Adviser is also responsible for the operation of each Portfolio and the supervision of others who provide services to the Portfolios such as custodians, accountants and transfer agents. The Adviser must provide office space and the services of personnel to carry out the operations of the Portfolios. The Adviser pays all ordinary office expenses for the Trust and the Portfolios. The Adviser also pays the salaries and costs of persons employed by the Adviser who serve as officers or Trustees of the Trust. The Portfolios are responsible for all of their own direct expenses such as fees of custodians, accountants, transfer agents and unaffiliated Trustees. Cova Life and/or the Adviser and/or the Sub-Adviser(s) may at their discretion, but are not obligated to, assume all or any portion of Trust expenses.

Cova Financial Services Life Insurance Company, Cova Life Management Company and the Adviser have entered into an Investment Advisory Services Agreement, dated April 1, 1996, the purpose of which is to ensure that the Adviser, which is minimally capitalized, has adequate facilities and financing for the carrying on of its business. Under the terms of the Agreement, Cova Financial Services Life Insurance Company is obligated to provide the Adviser with adequate capitalization in order for the Adviser to meet any minimum capital requirements. Cova Financial Services Life Insurance Company is further obligated to reimburse the Adviser or assume payment for any obligation incurred by the Adviser. Cova Life Management Company is obligated to provide the Adviser with facilities and personnel sufficient for the Adviser to perform its obligations under the Investment Advisory Agreement.

Expense Reimbursement. Riggs Bank N.A. and Cova have agreed to voluntarily reimburse the Riggs Stock and Riggs U.S. Government Securities Portfolios for
all operating expenses (exclusive of the management fees) in excess of approximately .10%. Cova reimburses the other investment portfolios, except the Select Equity, Small Cap Stock and International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately
 .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios. Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately .10% with respect to the Select Equity, Small Cap Stock, International Equity, Mid-Cap Value, Large Cap Research and Developing Growth Portfolios.


TRUST ADMINISTRATION

The Adviser retains Investors Bank & Trust Company ("IBTC"), a Massachusetts trust company, to supervise various aspects of the Trust's administrative operations and to perform certain specific services including, but not limited to, the preparation and filing of Trust reports and tax returns, pursuant to an Administration Agreement between the Trust, the Adviser and IBTC. IBTC also serves as the transfer agent for the Trust.

SUB-ADVISERS AND PORTFOLIO MANAGEMENT

The Investment Advisory Agreement allows the Adviser to contract with third parties to provide some or all of its duties to the Portfolios under the Investment Advisory Agreement. The Adviser has contracted with the Sub-Advisers listed below to provide day-to-day management of the assets of each of the Portfolios. Under the terms of the agreements between each Sub-Adviser and the Adviser, the Sub-Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Sub-Adviser follows the policies set by the Adviser and the Board of Trustees for each of the Portfolios.

Compensation. Under the Sub-Advisory Agreements, the Adviser has agreed to pay each Sub-Adviser a fee for its services out of the fees the Adviser receives from the Portfolios. During 1999, the most recent fiscal year of the Portfolios, the Adviser paid the Sub-Advisers fees based on the following percentages of each Portfolio's average daily net assets:


     Bond Debenture............................0.50%

     Quality Bond..............................0.29%

     International Equity......................0.54%

     Select Equity.............................0.42%

     Small Cap Stock...........................0.60%

     Large Cap Stock...........................0.40%

     Mid-Cap Value.............................0.75%

     Large Cap Research........................0.75%

     Developing Growth.........................0.65%

     Balanced..................................0.65%

     Equity Income.............................0.66%

     Growth & Income Equity....................0.65%

The percentage of net assets paid to the Sub-Advisers as fees for their services to each Portfolio changes with the amount of net assets in the Portfolio. Generally the larger the net assets, the lower the fees as a percentage of net assets.

Under the terms of each Sub-Advisory Agreement, the Adviser shall pay to each Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to each Portfolio, monthly fees at the following annual rates based on the average daily net assets of each Portfolio:


                          Average Daily     Sub-Advisory
Portfolio                   Net Assets             Fee
----------------------  ------------------  -------------

Bond Debenture             _______________           .50%

Quality Bond            First $75 million            .30%
                        Over $75 million             .25%

International Equity    First $50 million            .60%
                        Over $50 million             .50%

Emerging Markets Equity First $25 million           1.00%
                        Over $25 million             .80%

Select Equity           First $50 million            .50%
                        Over $50 million             .40%

Large Cap Stock         __________________           .40%


Small Cap Stock         __________________           .60%

Mid-Cap Value           __________________           .75%

Large Cap Research      __________________           .75%

Developing Growth       __________________           .65%

Lord Abbett Growth and
Income                  __________________           .40%

Balanced                __________________           .75%

Equity Income           __________________           .75%

Growth & Income Equity  __________________           .75%

Riggs Stock             __________________           .70%

Riggs Small Company
Stock                   __________________           .75%

Riggs U.S. Government
Securities              __________________           .50%


FIRMCO, LLC currently waives .25% of its sub-advisory compensation with respect to the Balanced, Equity Income and Growth & Income Equity Portfolios.

J.P. MORGAN INVESTMENT MANAGEMENT INC., 522 Fifth Avenue, New York, New York 10036, a Delaware corporation, and a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated, is the Sub-Adviser for the Quality Bond, International Equity, Select Equity, Large Cap Stock, Small Cap Stock and Emerging Markets Equity Portfolios of the Trust.

Portfolio Managers

Quality Bond Portfolio
William G. Tennille, Vice President of the Sub-Adviser. Mr. Tennille is a fixed income portfolio manager for separately managed accounts and commingled funds with an emphasis on mortgage securities and derivatives. Prior to joining J.P. Morgan in 1992, he managed a portfolio of mortgage securities for Manufacturers Hanover/Chemical Bank's proprietary account and investment portfolios at Deposit Guarantee National Bank, and First Florida Banks.
Mr. Tennille has also managed a regional sales and trading office for Donaldson, Lufkin, & Jenrette. He is a graduate of the University of North Carolina.



James J. Dougherty, Vice President of the Sub-Adviser. Mr. Dougherty is a fixed income portfolio manager who leads the Fixed Income Strategy Implementation Group (SIG). Prior to his current assignment, Mr. Dougherty was co-Head of the Mortgage investment team with primary responsibility for asset backed and commercial mortgage backed securities investments. Mr. Dougherty joined Morgan in 1986 and worked in Equity Real Estate and Auditing prior to joining the Fixed Income group in 1992. He holds a B.S. in finance from Boston College and an M.B.A. from New York University.



Large Cap Stock Portfolio
Nanette Buziak, Vice President of the Sub-Adviser. Ms. Buziak is a portfolio manager in the Sub-Adviser's Structured Equity Group with responsibility for the daily implementation and maintenance of structured equity portfolios. Prior to joining J.P. Morgan in 1997, Ms. Buziak spent four years at First Marathon America, Inc., where she traded Convertible Bond Arbitrage and Stock Index Arbitrage strategies. She earned her B.B.A. from Bryant College where her concentration was Applied Actuarial Mathematics and Finance.

Timothy Devlin, Vice President of the Sub-Adviser. Mr. Devlin is a portfolio manager in the Sub-Adviser's Structured Equity Group. He joined J.P. Morgan in 1996. Earlier, he was with Mitchell Hutchins Asset Management where he managed risk-controlled equity portfolios including index, enhanced index and market neutral strategies. Mr. Devlin holds a B.A. in economics from Union College.

Bernard Kroll, Managing Director of the Sub-Adviser. Mr. Kroll is a portfolio manager in the Sub-Adviser's Structured Equity Group. Prior to joining J.P. Morgan in 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co., founded his own options broker-dealer, and managed several derivatives businesses at Kidder, Peabody & Co. Mr. Kroll received an M.B.A. in Finance from New York University, and a B.A. in Economics from Stanford University.



International Equity Portfolio
Nigel F. Emmett, Vice President of the Sub-Adviser. Mr. Emmett is a portfolio manager with the Sub-Adviser's International Equity Group. He joined J.P. Morgan in 1997. Previously, he was employed by Brown Brothers Harriman & Co. in New York and Gartmore Investment in London. He earned a B.A. degree in Economics from Manchester University, is an Associate Member of the Institute of Investment Management and Research (AIMR), and is a Chartered Financial Analyst.

Paul Quinsee, Managing Director of the Sub-Adviser.   Mr. Quinsee, an
international equity portfolio manager and Chairman of the Sub-Adviser's International Equity Strategy Group, relocated to the Sub-Adviser's New York office in 1996. He joined the Sub-Adviser's London office in 1992 as an international portfolio manager. Previously, he spent five years as an equity portfolio manager with Citibank and two years with Schroder Capital Management in London. Mr. Quinsee has an honours degree from the University of Durham and is an Associate of the Society of Investment Analysts.

Robert Stewart, Vice President of the Sub-Adviser. Mr. Stewart is a portfolio manager in the Sub-Adviser's Currency Group. A J.P. Morgan employee since 1993, Mr. Stewart worked initially in both the Sub-Adviser's Equity and Fixed Income groups, before transferring to the Currency Group in 1995. Mr. Stewart holds a B.S.c. (Hons) in geography from the University of Southampton which he obtained in 1991. He attended J.P. Morgan's Investment Management Training Program (NY) in 1997.

Small Cap Stock Portfolio
Marian U. Pardo, Managing Director of the Sub-Adviser. Ms. Pardo is a portfolio manager in the Small Cap Equity Group. She has been with J.P. Morgan since 1968, having joined the investment management business in 1980 as a research analyst. Ms. Pardo has held a number of positions at J.P. Morgan including managing equity and convertible funds and large-cap equity portfolios for individual clients and institutional investors. Ms. Pardo is a graduate of Barnard College.

Alexandra Wells, Vice President of the Sub-Adviser. Ms. Wells is a portfolio manager in the Small Cap Equity Group. She joined J.P. Morgan in 1992 initially working as an analyst in the Equity Research department before moving to the Equity and Balanced Group as a portfolio manager in 1995. Ms. Wells transferred to JPMIM London in 1997 where she spent a year as a portfolio manager responsible for US equities before joining the Small Cap Equity Group in March of 1998. Ms. Wells holds a BA in English and Economics from Smith College and an MBA in Finance from the Stern School of Business at New York University.


Select Equity Portfolio
Thomas M. Luddy, Managing Director of the Sub-Adviser. Mr. Luddy is Head of US Equity Research. A J.P. Morgan employee since 1976, Mr. Luddy has held numerous key positions in the firm, including such roles as, Global Head of Equity and Chief Investment Officer. He started as an equity research analyst, becoming a portfolio manager in 1982 and has managed portfolios in his various roles for most of the past 18 years. Mr. Luddy holds a B.S. in economics and mathematics from St. Peter's College and an M.B.A. from the Wharton School of the University of Pennsylvania. He is a Chartered Financial Analyst.

Peggy Adams, Vice President of the Sub-Adviser. Ms. Adams is a portfolio manager in the Sub-Adviser's Equity and Balanced group. Since joining Morgan in 1989, she has had assignments in Corporate Finance, Risk Arbitrage, and Institutional Equity Sales. Ms. Adams received her A.B. from Brown University and an MPPM from Yale School of Management.

LORD, ABBETT & CO. ("LORD ABBETT"), 90 Hudson Street, Jersey City, NJ 07302. Lord Abbett has been an investment manager for 70 years and currently manages approximately $35 billion in a family of mutual funds and other advisory accounts. Lord Abbett is the Sub-Adviser for the Bond Debenture, Mid-Cap Value, Large Cap Research, Developing Growth and Lord Abbett Growth and Income Portfolios.

Christopher J. Towle, Executive Vice President of Lord Abbett, is Portfolio Manager for the Bond Debenture Portfolio. Mr. Towle joined Lord Abbett in 1987 as Assistant Fixed Income Portfolio Manager and assumed full responsibilities as Fixed Income Portfolio Manager in August, 1995. Prior to joining Lord Abbett, Mr. Towle was an Assistant Vice President and Portfolio Manager with American International Group. He earned a B.A. degree in economics from Rutgers University and is a Chartered Financial Analyst.

Edward K. von der Linde is primarily responsible for the day-to-day management of the Mid-Cap Value Portfolio. Mr. von der Linde has been with Lord Abbett since 1988 and has over 12 years of investment experience.

Robert G. Morris, a Lord Abbett partner, is primarily responsible for the day-to-day management of the Large Cap Research Portfolio. Prior to joining Lord Abbett in 1991, Mr. Morris was Vice President and Manager of Chase Manhattan Bank, N.A. Mr. Morris delegates management duties to a committee consisting, at any time, of three Lord Abbett employees from the Research Department. The members of the committee have staggered terms to assure continuity and a forum for different judgments as to what securities represent the greatest investment value, regardless of industry sector, market capitalization or Wall Street sponsorship.

Stephen J.  McGruder  serves as  portfolio  manager  for the  Developing  Growth
Portfolio. Prior to joining Lord Abbett, Mr. McGruder had served as Vice President of Wafra Investments Advisory Group, a private investment company, since October 1988. Mr. McGruder has over 25 years of experience in the investment business.

W. Thomas Hudson, Jr. is primarily responsible for the day-to-day management of the Lord Abbett Growth and Income Portfolio. Mr. Hudson has been employed by Lord Abbett since 1982.

FIRSTAR INVESTMENT AND RESEARCH MANAGEMENT COMPANY, LLC ("FIRMCO"). FIRMCO, with its main office at Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202, is the Sub-Adviser for the Balanced, Equity Income and Growth & Income Equity Portfolios. FIRMCO serves as the Sub-Adviser to each Portfolio as a result of the merger of each Portfolio's former sub-adviser, Mississippi Valley Advisors Inc., into FIRMCO on March 1, 2000. FIRMCO is a subsidiary of Firstar Corporation. As of December 31, 1999, FIRMCO had approximately $35.3 billion in assets under investment management.

Peter Merzian is the person primarily responsible for the day-to-day management of the Balanced Portfolio. Mr. Merzian, a Senior Associate, has been with MVA since 1993 and prior thereto was employed as a portfolio manager of another financial institution.


FIRMCO's Equity Committee is responsible for the day-to-day management of the Growth & Income Equity and Equity Income Portfolios. The Committee has managed the Portfolios since 1998.

RIGGS BANK N.A., 5700 RiverTech Court, Riverdale, MD 20737-1250. Riggs Bank N.A. is the Sub-Adviser for the Riggs Stock, Riggs Small Company Stock and Riggs U.S. Government Securities Portfolios.

John H. Lockhart is the person primarily responsible for the day-to-day management of the Riggs Stock, Riggs Small Company Stock and Riggs U.S. Government Securities Portfolios.

                                  PORTFOLIO SHARES

Distribution and Redemption

All Portfolios of the Trust sell shares to the separate accounts ("Variable Accounts") of Cova Financial Services Life Insurance Company and its affiliated life insurance companies (collectively, "Cova Life") as a funding vehicle for the Contracts offered by Cova Life. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust are passed through to the Variable Accounts of Cova Life, and therefore, are ultimately borne by Contract owners. In addition, other fees and expenses are assessed by Cova Life at the separate account level. (See the Prospectus for the Contract for a description of all fees and charges relating to the Contract.)

Price of Shares

The Portfolios will buy or sell shares at the price determined at the end of each day during which the New York Stock Exchange is open for trading (see Net Asset Value, below). The Portfolios must receive your order by 4:00 p.m. Eastern time for you to receive the price for that day. The Portfolios will buy or sell shares for orders they receive after 4:00 p.m. at the price calculated for the next day on which the New York Stock Exchange is open.

Placing Orders for Shares

The prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of the Portfolios. You may obtain a copy of that prospectus, free of charge, from Cova Life or from the person who sold you the Contract. The Adviser and Cova Life will not consider an order to buy or sell shares in the Portfolios as received until the order meets the requirements for documentation or signatures described in the prospectus for your Contract. The Portfolios do not charge any fees for selling (redeeming) shares. You should review the prospectus for your Contract to see if Cova Life charges any fees for redeeming your interest in the Contract or for moving your assets from one Portfolio to another.

Payment for Redemptions

Payment for orders to sell (redeem) shares will be made within seven days after the Adviser receives the order.

Suspension or Rejection of Purchases and Redemptions

The Portfolios may suspend the offer of shares, or reject any specific request to purchase shares from a Portfolio at any time. The Portfolios may suspend their obligation to redeem shares or postpone payment for redemptions when the New York Stock Exchange is closed or when trading is restricted on the Exchange for any reason, including emergency circumstances established by the Securities and Exchange Commission.

Right to Restrict Transfers

Neither the Trust nor the Variable Accounts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. The Variable Accounts, in coordination with the Trust, reserve the right to temporarily or permanently refuse exchange requests if, in the Adviser's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Variable Account prospectus that accompanies this Trust Prospectus for information on other specific limitations on the transfer privilege.

Net Asset Value

The value or price of each share of each Portfolio (net asset value per share) is calculated at the close of business, usually 4:00 p.m., of the New York Stock Exchange, every day that the New York Stock Exchange is open for business. The value of all assets held by each Portfolio at the end of the day, is determined by subtracting all liabilities and dividing the total by the total number of shares outstanding. This value is provided to Cova Life, which uses it to calculate the value of your interest in your Contract. It is also the price at which shares will be bought or sold in the Portfolios for orders they received that day.

The value of the net assets of the Portfolio is determined by obtaining market quotations, where available, usually from pricing services. Short-term debt instruments maturing in less than 60 days are valued at amortized cost. Securities for which market quotations are not available are valued at their fair value as determined, in good faith, by the Adviser based on policies adopted by the Board of Trustees.

Some of the Portfolios trade securities on foreign markets or in foreign currencies. Those markets are open at different times and occasionally on different days than securities traded on the New York Stock Exchange. Exchange rates for foreign currencies are usually determined at 1:00 p.m. rather than 4:00 p.m. These factors may mean that the value of the securities held by these Portfolios may change after the close of business of the New York Stock Exchange.

Dividends and Distributions

Each Portfolio will declare and distribute dividends from net ordinary income and will distribute its net realized capital gains, if any, at least annually. Cova Life generally directs that all dividends and distributions of the Portfolios be reinvested in the Portfolios under the terms of the Contracts.

Tax Matters

The Trust intends to qualify as a regulated investment company under the tax law and, as such distributes substantially all of each Portfolio's ordinary net income and capital gains each calendar year as a dividend to the Variable Accounts funding the Contracts to avoid an excise tax on certain undistributed amounts. The Trust expects to pay no income tax. Dividends are reinvested in additional full and partial shares of the Portfolio as of the dividend payment date.

The Trust and its Portfolios intend to comply with special diversification and other tax law requirements that apply to investments under the Contracts. Under these rules, shares of the Trust will generally only be available through the
purchase  of  a  variable  life  insurance  or  annuity  contract.   Income  tax
consequences to Contract owners who allocate purchase payments or premiums to Trust shares are discussed in the prospectus for the Contracts that accompanies this Prospectus.

Additional Information

This Prospectus sets forth concisely the information about the Trust and each Portfolio that you should know before you invest money in a Portfolio. Please read this Prospectus carefully and keep it for future reference. The Trust has prepared and filed with the Securities and Exchange Commission a Statement of Additional Information that contains more information about the Trust and the Portfolios. You may obtain a free copy of the Statement of Additional Information from your registered representative who offers you the Contract. You may also obtain copies by calling the Trust at 1-800-831-LIFE or by writing to the Trust at the following address: Cova Financial Services Life Insurance Company, One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Legal Proceedings

Neither the Trust nor any Portfolio is involved in any material legal proceedings. Neither the Adviser nor any Sub-Adviser is involved in any legal proceedings that if decided against any such party would materially affect the ability of the party to carry out its duties to the Portfolios. None of such persons is aware of any litigation that has been threatened.

DESCRIPTION OF CERTAIN INVESTMENTS, TECHNIQUES AND RISKS


     STRATEGIC   TRANSACTIONS.   Certain   Portfolios   may  purchase  and  sell
exchange-listed  and  over-the-counter  put  and  call  options  on

    * securities,

    * financial futures,

    * fixed-income and equity indices and other financial instruments and purchase and sell financial futures contracts.

Certain Portfolios may also enter into various  currency  transactions  such as

     * currency forward contracts,

     * currency futures contracts,

     * currency swaps or options on currencies or currency futures,

     * stock index  futures  contracts, and

     * options on stock indexes and stock index futures contracts.

Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions are hedging transactions which may be used to

    * attempt to protect against possible changes in the market value of securities held in or to be purchased for a Portfolio,

    * to protect a Portfolio's unrealized gains in the value of its portfolio securities,

    * to facilitate the sale of such securities for investment purposes,

    * to manage the effective interest rate exposure of a Portfolio,

    * to protect against changes in currency exchange rates, or

    * to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Portfolio to utilize these Strategic Transactions successfully will depend on a Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolios will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Portfolio, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation a Portfolio can realize on its investments or cause a Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in a Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency.

The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and possibly income. The Strategic Transactions that the Portfolios may use and some of their risks are described more fully in the Statement of Additional Information.

     REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues as interest the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement. Each Sub-Adviser will monitor the value of the underlying security in this regard. The Portfolio will enter into repurchase agreements only with commercial banks whose deposits are insured by the Federal Deposit Insurance Corporation and whose assets exceed $500 million or broker-dealers who are registered with the Securities and Exchange Commission. In determining whether the Portfolio should enter into a repurchase agreement with a bank or broker-dealer, the Sub-Adviser will take into account the credit-worthiness of the party and will monitor its credit-worthiness on an ongoing basis in accordance with standards by the Board of Trustees. In the event of a default by the party, the delays and expenses potentially involved in establishing the Portfolio's rights to, and in liquidating, the security may result in a loss to the Portfolio.

     WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain on the Trust's records a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% (except for the Quality Bond Portfolio) of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. There is no current policy limiting the percentage of assets of the Quality Bond Portfolio which may be invested in when-issued commitments.

     U.S. GOVERNMENT OBLIGATIONS. Certain Portfolios may invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities which historically have involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their investment objectives and policies, include, in addition to U.S. Treasury bonds

     * notes and bills, the obligations of Federal Home Loan Banks,

     * Federal Farm Credit  Banks,

     * Federal  Land Banks,

     * the Federal Housing Administration,

     * Farmers Home Administration,

     * Export-Import Bank of the United  States,

     * Small Business  Administration,

     * Government  National  Mortgage Association ("GNMA"),

     * Federal National Mortgage Association  ("FNMA"),

     * Federal Home Loan  Mortgage  Corporation ("FHLMC"),

     * General Services Administration,

     * Student  Loan  Marketing Association,

     * Central Bank for Cooperatives,

     * Federal Intermediate Credit Banks,

     * Resolution Trust Corporation, and

     * Maritime Administration.

Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury;

   * others such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury;

   * others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations;

   * still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, certain Portfolios may invest in

   * bills,

   * notes and bonds (including zero coupon bonds) issued by the U.S. Treasury,

   * as well as "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government.

STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Sub-Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal- only obligations are made.

PARTICIPATION INTERESTS. Certain Portfolios may purchase participation interests from financial institutions (such as commercial banks, savings associations, and insurance companies), or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Single-purpose, stand-alone finance subsidiaries or trusts and special purpose entities generally do not have any significant assets other than the receivables securing the participation interests. Participation interests give a Portfolio an undivided fractional ownership interest in debt obligations. The debt obligations may include

    * pools of credit card receivables
    * automobile installment loan contracts
    * corporate loans or debt securities
    * corporate receivables or other types of debt obligations

In addition to being supported by the stream of payments generated by the debt obligations, payments of principal and interest on the participation interests may be supported up to certain amounts and for certain periods of time by

    * irrevocable letters of credit
    * insurance policies and/or
    * other credit agreements issued by financial institutions unaffiliated with the issuers and by monies on deposit in certain bank accounts of the issuer.

Payments of interest on the participation interests may also rely on payments made pursuant to interest rate swap agreements made with other unaffiliated financial institutions.

If the participation interests include the unconditional written right to demand payment at par value plus accrued interest from the issuer, the Demand Feature will be used in determining the maturity of the participation interest. So long as the Demand Feature can require payment by the issuer within seven days, the participation interest will not be deemed to be illiquid. The secondary market, if any, for certain of these obligations may be extremely limited and any such obligations purchased by a Portfolio will be regarded as illiquid, unless they include the seven-day Demand Feature. Such illiquid obligations will be included within the percentage limitation of each Portfolio on investment of its net assets in illiquid securities.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Certain Portfolios may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

     SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances and subject to their investment policies, certain Portfolios may invest in securities issued by other investment companies which invest in securities in which such Portfolios are permitted to invest. These Portfolios may invest in securities of other investment companies to the extent permitted under the 1940 Act--that is, a Portfolio may invest up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company. As a shareholder in an investment fund, a Portfolio would bear its share of that investment fund's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own operating expenses.

     RESTRICTED  AND  ILLIQUID  SECURITIES.  The  Portfolios  may each invest in securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted and illiquid securities in all Portfolios will be valued at fair value as determined in good faith by or at the direction of the Trustees for the purposes of determining the net asset value of each Portfolio. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Sub-Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the
Sub-Adviser will consider factors such as trading activities and the availability of price quotations) will not be treated as restricted securities by the Portfolios pursuant to such rules.

     LOANS OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, all of the Portfolios may lend their securities to selected commercial banks or broker-dealers up to a maximum of 25% of the assets of each Portfolio (except up to 33 1/3% with respect to the Emerging Markets Equity Portfolio and the Portfolios managed by Mississippi Valley Advisors Inc. and Riggs Bank N.A.). Such loans must be callable at any time and be continuously secured by collateral deposited by the borrower in a segregated account with the Trust's custodian consisting of cash or of securities issued or guaranteed by the U.S. Government or its agencies, which collateral is equal at all times to at least 100% of the value of the securities loaned, including accrued interest. A Portfolio will receive amounts equal to earned income for having made the loan. Any cash collateral pursuant to these loans will be invested in short- term instruments. A Portfolio is the beneficial owner of the loaned securities in that any gain or loss in the market price during the loan inures to the Portfolio and its shareholders. Thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. In determining whether to lend its portfolio securities to a bank or broker-dealer, a Portfolio will take into account the credit-worthiness of such borrower and will monitor such credit- worthiness on an ongoing basis in as much as a default by the other party may cause delays or other collection difficulties. A Portfolio may pay finders' fees in connection with loans of its portfolio securities.

     REVERSE REPURCHASE AGREEMENTS AND BORROWINGS. The Portfolios may enter into reverse repurchase agreements with selected commercial banks or broker-dealers with respect to securities which could otherwise be sold by the Portfolios. Reverse repurchase agreements involve sales by a Portfolio of Portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price which is greater than the sales price. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest by the Portfolio. Each Portfolio will maintain, in a segregated account with its custodian, cash, Treasury bills, or other U.S. Government Securities having an aggregate value equal to the amount of commitment to repurchase, including accrued interest, until payment is made. Each Portfolio will enter into reverse repurchase agreements only with commercial banks whose deposits are insured by the Federal Deposit Insurance Corporation and whose assets exceed $500 million or broker-dealers who are registered with the SEC. In determining whether a Portfolio should enter into a reverse repurchase agreement with a bank or broker-dealer, each Sub-Adviser will take into account the credit-worthiness of the party and will monitor the credit-worthiness on an ongoing basis. During the reverse repurchase agreement period, a Portfolio continues to receive principal and interest payments on these securities. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Reverse repurchase agreements create leverage and will be treated as borrowings for the purposes of each Portfolio's investment restriction on borrowings.

Each of the Mid-Cap Value, Large Cap Research, Developing Growth, Lord Abbett Growth and Income, Riggs Stock, Riggs Small Company Stock and Riggs U.S. Government Securities Portfolios may borrow from banks (as defined in the 1940
Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each of the Mid-Cap Value, Large Cap Research, Developing Growth and Lord Abbett Growth and Income Portfolios may borrow up to an additional 5% of its total assets for temporary purposes. Each of the Select Equity, Large Cap Stock and Small Cap Stock Portfolios is permitted to borrow money for extraordinary or emergency purposes in amounts up to 10% of the value of the Portfolio's total assets. Each of the Quality Bond, International Equity and Emerging Markets Equity Portfolios is permitted to borrow money for extraordinary or emergency purposes in amounts up to 30% of the value of the Portfolio's total assets and in connection with reverse repurchase agreements. The Bond Debenture Portfolio is permitted to borrow money for extraordinary or emergency purposes in amounts up to 5% of the Portfolio's gross assets.

Each of the Balanced, Equity Income and Growth & Income Equity Portfolios may borrow money from banks for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing.

Borrowing by a Portfolio creates an opportunity for increased net income but, at the same time, creates special risk considerations such as changes in the net asset value of the shares and in the yield on the Portfolio. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Borrowing will create interest expenses for the Portfolio which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's net income will be greater than if borrowing were not used.
Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Portfolio will be less than if borrowing were not used.

     SHORT SALES. Certain Portfolios may utilize short sales on securities to implement their investment objectives. A short sale is effected when it is believed that the price of a particular investment will decline, and involves the sale of an investment which the Portfolio does not own in the hope of purchasing the same investment at a later date at a lower price. To make delivery to the buyer, the Portfolio must borrow the investment, and the Portfolio is obligated to return the investment to the lender, which is accomplished by a later purchase of the investment by the Portfolio.

The Portfolio will incur a loss as a result of the short sale if the price of the investment increases between the date of the short sale and the date on which the Portfolio purchases the investment to replace the borrowed investment. The Portfolio will realize a gain if the investment declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Portfolio may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in that the former may be limitless while the latter can only equal the total amount of the Portfolio's investment in the investment. For example, if the Portfolio purchases a $10 investment, the most that can be lost is $10. However, if the Portfolio sells a $10 investment short, it may have to purchase the investment for return to the lender when the market value is $50, thereby incurring a loss of $40. The amount of any gain or loss on a short sale transaction is also dependent on brokerage and other transaction costs.

     CONVERTIBLE SECURITIES. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     WARRANTS. A Portfolio may invest in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

     MONEY MARKET INSTRUMENTS. Certain Portfolios are permitted to invest in money market instruments although they intend to stay invested in equity securities to the extent practical in light of their objectives and long-term investment perspective. These Portfolios may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. The money market investments permitted for these Portfolios include U.S. Government Securities, other debt securities, commercial paper, bank obligations and repurchase agreements. These Portfolios may also invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions.

                             FINANCIAL HIGHLIGHTS

Financial Information

The following information is intended to help you understand the financial performance of the Portfolios since the time they were first offered to the public. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolios, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Annual Report for the Trust. The Annual Report is incorporated into the Statement of Additional Information for the Trust. You will find information about how to get a free copy of the annual report and Statement of Additional Information on the back cover of this Prospectus.

The Emerging Markets Equity Portfolio and the Riggs Small Company Stock Portfolio had not commenced investment operations as of December 31, 1999.

COVA SERIES TRUST

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                             Small Cap Stock
                                                                                                Portfolio
                                                              --------------------------------------------------------------------
                                                                                                                 For the period
                                                                                                                from May 1, 1996
                                                               Year ended       Year ended       Year ended     (date of initial
                                                              December 31,     December 31,     December 31,    public offering) to
                                                                  1999             1998             1997        December 31, 1996
                                                              --------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                         $       11.982  $        13.105 $         10.922 $            10.512
                                                              --------------   --------------  ---------------  ------------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                        0.015            0.051            0.057               0.057
         Net realized and unrealized gains                            5.307           (0.722)           2.217               0.843
                                                              --------------   --------------  ---------------  ------------------

       Total from investment operations                               5.322           (0.671)           2.274               0.900
                                                              --------------   --------------  ---------------  ------------------

       DISTRIBUTIONS
         Dividends from net investment income                        (0.035)          (0.017)          (0.055)             (0.055)
         Distributions from net realized gains                         ----           (0.435)          (0.036)             (0.435)
                                                              --------------   --------------  ---------------  ------------------

       Total distributions                                           (0.035)          (0.452)          (0.091)             (0.490)
                                                              --------------   --------------  ---------------  ------------------

NET ASSET VALUE, END OF PERIOD                               $       17.269  $        11.982 $         13.105 $            10.922
                                                              --------------   --------------  ---------------  ------------------

TOTAL RETURN                                                         44.56%           (5.40%)          20.89%               8.65%*
                                                              --------------   --------------  ---------------  ------------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                  $        109.3  $          78.2 $           59.8 $              14.7

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                       1.05%            0.95%            0.95%               0.95%**
       Net investment income                                          0.11%            0.45%            0.56%               0.87%**

    PORTFOLIO TURNOVER RATE                                          123.5%            62.4%            79.1%              102.4% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:                1.09%            1.12%            1.39%               2.68% **

    Ratio of Net Investment Income to Average Net Assets:             0.07%            0.28%            0.12%              (0.86%)**

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                            Quality Bond
                                                                                              Portfolio
                                                              -------------------------------------------------------------------
                                                                                                                For the period
                                                                                                               from May 1, 1996
                                                               Year ended      Year ended      Year ended      (date of initial
                                                              December 31,    December 31,    December 31,    public offering) to
                                                                  1999            1998            1997        December 31, 1996
                                                              -------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                        $       11.020  $       10.405  $       10.082  $              9.897
                                                              -------------   -------------   -------------   -------------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                       0.459           0.490           0.446                 0.459
         Net realized and unrealized gains                          (0.631)          0.365           0.452                 0.102
                                                              -------------   -------------   -------------   -------------------

       Total from investment operations                             (0.172)          0.855           0.898                 0.561
                                                              -------------   -------------   -------------   -------------------

       DISTRIBUTIONS
         Dividends from net investment income                       (0.119)         (0.240)         (0.531)               (0.376)
         Distributions from net realized gains                      (0.060)           ----          (0.044)                 ----
                                                              -------------   -------------   -------------   -------------------

       Total distributions                                          (0.179)         (0.240)         (0.575)               (0.376)
                                                              -------------   -------------   -------------   -------------------

NET ASSET VALUE, END OF PERIOD                              $       10.669  $       11.020  $       10.405  $             10.082
                                                              -------------   -------------   -------------   -------------------

TOTAL RETURN                                                        (1.54%)          8.37%           9.06%                 5.68% *
                                                              -------------   -------------   -------------   -------------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                 $         95.6  $         45.8  $         18.6  $                5.8

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                      0.64%           0.65%           0.65%                 0.65% **
       Net investment income                                         5.67%           5.59%           5.92%                 5.94% **

    PORTFOLIO TURNOVER RATE                                         369.5%          255.4%          163.7%                181.3% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:               0.71%           0.86%           1.08%                 1.52% **

    Ratio of Net Investment Income to Average Net Assets:            5.60%           5.38%           5.49%                 5.07% **

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                             Select Equity
                                                                                               Portfolio
                                                             -----------------------------------------------------------------------
                                                                                                                  For the period
                                                                                                                 from May 1, 1996
                                                              Year ended       Year ended       Year ended       (date of initial
                                                             December 31,     December 31,     December 31,     public offering) to
                                                                 1999             1998             1997          December 31, 1996
                                                             -----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $        16.076  $        13.966  $        10.742  $          10.084
                                                             --------------   --------------   --------------   ----------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                       0.074            0.091            0.078              0.081
         Net realized and unrealized gains                           1.451            2.983            3.294              0.771
                                                             --------------   --------------   --------------   ----------------

       Total from investment operations                              1.525            3.074            3.372              0.852
                                                             --------------   --------------   --------------   ----------------

       DISTRIBUTIONS
         Dividends from net investment income                       (0.043)          (0.046)          (0.077)            (0.081)
         Distributions from net realized gains                      (1.446)          (0.918)          (0.071)            (0.113)
                                                             --------------   --------------   --------------   ----------------

       Total distributions                                          (1.489)          (0.964)          (0.148)            (0.194)
                                                             --------------   --------------   --------------   ----------------

NET ASSET VALUE, END OF PERIOD                             $        16.112  $        16.076  $        13.966  $          10.742
                                                             --------------   --------------   --------------   ----------------

TOTAL RETURN                                                         9.71%           22.56%           31.55%              8.52% *
                                                             --------------   --------------   --------------   ----------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                $         249.7  $         197.8  $         106.9  $            23.8

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                      0.77%            0.78%            0.83%              0.85% **
       Net investment income                                         0.55%            0.68%            0.81%              1.35% **

    PORTFOLIO TURNOVER RATE                                         133.8%           182.9%           134.8%             123.9% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:                 N/A            0.86%            1.00%              1.70% **

    Ratio of Net Investment Income to Average Net Assets:              N/A            0.60%            0.64%              0.50% **

*   Non-annualized
**  Annualized
N/A Not Applicable

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                           Large Cap Stock
                                                                                              Portfolio
                                                            -----------------------------------------------------------------------
                                                                                                                 For the period
                                                                                                                from May 1, 1996
                                                             Year ended       Year ended       Year ended       (date of initial
                                                            December 31,     December 31,     December 31,     public offering) to
                                                                1999             1998             1997          December 31, 1996
                                                            -----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $        18.115  $        13.845  $        11.112  $            10.003
                                                            --------------   --------------   --------------   ------------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                      0.105            0.098            0.113                0.124
         Net realized and unrealized gains                          3.057            4.357            3.560                1.304
                                                            --------------   --------------   --------------   ------------------

       Total from investment operations                             3.162            4.455            3.673                1.428
                                                            --------------   --------------   --------------   ------------------

       DISTRIBUTIONS
         Dividends from net investment income                      (0.026)          (0.043)          (0.118)              (0.122)
         Distributions from net realized gains                     (0.576)          (0.142)          (0.822)              (0.197)
                                                            --------------   --------------   --------------   ------------------

       Total distributions                                         (0.602)          (0.185)          (0.940)              (0.319)
                                                            --------------   --------------   --------------   ------------------

NET ASSET VALUE, END OF PERIOD                            $        20.675  $        18.115  $        13.845  $            11.112
                                                            --------------   --------------   --------------   ------------------

TOTAL RETURN                                                       17.64%           32.31%           33.25%               14.35% *
                                                            --------------   --------------   --------------   ------------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)               $         263.1  $         103.8  $          32.3  $              16.8

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                     0.75%            0.75%            0.75%                0.75% **
       Net investment income                                        0.75%            0.77%            0.99%                1.56% **

    PORTFOLIO TURNOVER RATE                                         63.2%            62.4%            59.5%                35.5% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:              0.76%            0.94%            1.08%                1.23% **

    Ratio of Net Investment Income to Average Net Assets:           0.74%            0.58%            0.66%                1.08% **

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                          International Equity
                                                                                               Portfolio
                                                             -----------------------------------------------------------------------
                                                                                                                  For the period
                                                                                                                 from May 1, 1996
                                                              Year ended       Year ended       Year ended       (date of initial
                                                             December 31,     December 31,     December 31,     public offering) to
                                                                 1999             1998             1997          December 31, 1996
                                                             -----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $        12.857  $        11.472  $        10.959  $            10.215
                                                             --------------   --------------   --------------   ------------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                       0.083            0.117            0.122                0.096
         Net realized and unrealized gains                           3.534            1.491            0.539                0.755
                                                             --------------   --------------   --------------   ------------------

       Total from investment operations                              3.617            1.608            0.661                0.851
                                                             --------------   --------------   --------------   ------------------

       DISTRIBUTIONS
         Dividends from net investment income                       (0.068)          (0.220)          (0.137)              (0.086)
         Distributions from net realized gains                      (0.181)          (0.003)          (0.011)              (0.021)
                                                             --------------   --------------   --------------   ------------------

       Total distributions                                          (0.249)          (0.223)          (0.148)              (0.107)
                                                             --------------   --------------   --------------   ------------------

NET ASSET VALUE, END OF PERIOD                             $        16.225  $        12.857  $        11.472  $            10.959
                                                             --------------   --------------   --------------   ------------------

TOTAL RETURN                                                        28.52%           14.07%            5.96%                8.44% *
                                                             --------------   --------------   --------------   ------------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                $         138.1  $         104.5  $          68.8  $              15.6

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                      1.10%            0.91%            0.95%                0.95% **
       Net investment income                                         0.62%            0.97%            1.35%                1.43% **

    PORTFOLIO TURNOVER RATE                                          82.8%            74.0%            74.1%                48.2% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:               1.15%            1.09%            1.53%                3.80% **

    Ratio of Net Investment Income to Average Net Assets:            0.57%            0.79%            0.77%               (1.42%)**

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                             Bond Debenture
                                                                                               Portfolio
                                                             -----------------------------------------------------------------------
                                                                                                                  For the period
                                                                                                                 from May 1, 1996
                                                              Year ended       Year ended       Year ended       (date of initial
                                                             December 31,     December 31,     December 31,     public offering) to
                                                                 1999             1998             1997          December 31, 1996
                                                             -----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $        12.381  $        12.112  $        10.970  $           10.098
                                                             --------------   --------------   --------------   -----------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                       0.710            0.682            0.544               0.345
         Net realized and unrealized gains                          (0.293)           0.072            1.147               0.949
                                                             --------------   --------------   --------------   -----------------

       Total from investment operations                              0.417            0.754            1.691               1.294
                                                             --------------   --------------   --------------   -----------------

       DISTRIBUTIONS
         Dividends from net investment income                       (0.244)          (0.349)          (0.549)             (0.342)
         Distributions from net realized gains                      (0.079)          (0.136)            ----              (0.080)
                                                             --------------   --------------   --------------   -----------------

       Total distributions                                          (0.323)          (0.485)          (0.549)             (0.422)
                                                             --------------   --------------   --------------   -----------------

NET ASSET VALUE, END OF PERIOD                             $        12.475  $        12.381  $        12.112  $           10.970
                                                             --------------   --------------   --------------   -----------------

TOTAL RETURN                                                         3.40%            6.26%           15.63%              12.89% *
                                                             --------------   --------------   --------------   -----------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                $         170.2  $         120.0  $          55.4  $              7.7

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                      0.85%            0.85%            0.85%               0.85% **
       Net investment income                                         6.74%            6.58%            6.68%               7.26% **

    PORTFOLIO TURNOVER RATE                                          46.7%            84.7%           100.3%               58.1% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:               0.86%            0.93%            1.07%               2.05% **

    Ratio of Net Investment Income to Average Net Assets:            6.73%            6.50%            6.46%               6.06% **

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                           Mid-Cap Value
                                                                             Portfolio
                                                          -----------------------------------------------------
                                                                                              For the period
                                                                                            from August 20, 1997
                                                           Year ended       Year ended        (commencement
                                                          December 31,     December 31,     of operations) to
                                                              1999             1998         December 31, 1997
                                                          -----------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $        10.583  $        10.481  $             10.000
                                                          --------------   --------------   -------------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                    0.042            0.032                 0.010
         Net realized and unrealized gains                        0.557            0.087                 0.481
                                                          --------------   --------------   -------------------

       Total from investment operations                           0.599            0.119                 0.491
                                                          --------------   --------------   -------------------

       DISTRIBUTIONS
         Dividends from net investment income                    (0.014)          (0.017)               (0.010)
         Distributions from net realized gains                     ----             ----                  ----
                                                          --------------   --------------   -------------------

       Total distributions                                       (0.014)          (0.017)               (0.010)
                                                          --------------   --------------   -------------------

NET ASSET VALUE, END OF PERIOD                          $        11.168  $        10.583  $             10.481
                                                          --------------   --------------   -------------------

TOTAL RETURN                                                      5.71%            1.11%                 4.90% *
                                                          --------------   --------------   -------------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)             $          29.4  $          18.3  $                2.2

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                   1.25%            1.10%                 1.10% **
       Net investment income                                      0.50%            0.44%                 0.97% **

    PORTFOLIO TURNOVER RATE                                       64.3%            41.0%                  1.5% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:            1.41%            1.68%                 8.41% **

    Ratio of Net Investment Income to Average Net Assets:         0.34%           (0.14%)               (6.34%)**

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                           Large Cap Research
                                                                               Portfolio
                                                            ---------------------------------------------------
                                                                                               For the period
                                                                                              from August 20, 1997
                                                             Year ended       Year ended       (commencement
                                                            December 31,     December 31,     of operations) to
                                                                1999             1998         December 31, 1997
                                                            ---------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $        11.964  $         9.905  $           10.000
                                                            --------------   --------------   -----------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                      0.026            0.069               0.017
         Net realized and unrealized gains                          3.023            2.023              (0.096)
                                                            --------------   --------------   -----------------

       Total from investment operations                             3.049            2.092              (0.079)
                                                            --------------   --------------   -----------------

       DISTRIBUTIONS
         Dividends from net investment income                      (0.022)          (0.033)             (0.016)
         Distributions from net realized gains                       ----             ----                ----
                                                            --------------   --------------   -----------------

       Total distributions                                         (0.022)          (0.033)             (0.016)
                                                            --------------   --------------   -----------------

NET ASSET VALUE, END OF PERIOD                            $        14.991  $        11.964  $            9.905
                                                            --------------   --------------   -----------------

TOTAL RETURN                                                       25.54%           21.04%              (0.74%)*
                                                            --------------   --------------   -----------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)               $          36.0  $          13.9  $              1.4

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                     1.25%            1.10%               1.10% **
       Net investment income                                        0.41%            0.97%               1.53% **

    PORTFOLIO TURNOVER RATE                                         67.7%           103.0%                1.3% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:              1.38%            1.95%              10.04% **

    Ratio of Net Investment Income to Average Net Assets:           0.28%            0.12%              (7.41%)**

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                              Developing Growth
                                                                                  Portfolio
                                                               -----------------------------------------------------
                                                                                                  For the period
                                                                                                from August 20, 1997
                                                                Year ended       Year ended        (commencement
                                                               December 31,     December 31,     of operations) to
                                                                   1999             1998         December 31, 1997
                                                               -----------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                         $        11.241  $        10.549 $              10.000
                                                               --------------   --------------  --------------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                        (0.073)          (0.025)                0.002
         Net realized and unrealized gains                             3.717            0.723                 0.549
                                                               --------------   --------------  --------------------

       Total from investment operations                                3.644            0.698                 0.551
                                                               --------------   --------------  --------------------

       DISTRIBUTIONS
         Dividends from net investment income                           ----             ----                (0.002)
         Distributions from net realized gains                          ----           (0.006)                 ----
                                                               --------------   --------------  --------------------

       Total distributions                                              ----           (0.006)               (0.002)
                                                               --------------   --------------  --------------------

NET ASSET VALUE, END OF PERIOD                               $        14.885  $        11.241 $              10.549
                                                               --------------   --------------  --------------------

TOTAL RETURN                                                          32.47%            6.60%                 5.52% *
                                                               --------------   --------------  --------------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                  $          33.6             15.9 $                 1.7

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                        1.15%            1.00%                 1.00% **
       Net investment income                                          (0.73%)          (0.47%)                0.18% **

    PORTFOLIO TURNOVER RATE                                            53.2%            18.7%                  9.1% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:                 1.34%            1.70%                 9.00% **

    Ratio of Net Investment Income to Average Net Assets:             (0.92%)          (1.17%)               (7.82%)**

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                         Lord Abbett
                                                                      Growth and Income
                                                                          Portfolio
                                                                      ------------------
                                                                      For the period from
                                                                       January 8, 1999
                                                                      (commencement of
                                                                       operations) to
                                                                      December 31, 1999
                                                                      ------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                $            21.603
                                                                      ------------------

         INCOME FROM INVESTMENT OPERATIONS
           Net investment income                                                  0.274
           Net realized and unrealized gains                                      2.194
                                                                      ------------------

         Total from investment operations                                         2.468
                                                                      ------------------

         DISTRIBUTIONS
           Dividends from net investment income                                    ----
           Distributions from net realized gains                                   ----
                                                                      ------------------

         Total distributions                                                       ----
                                                                      ------------------

NET ASSET VALUE, END OF PERIOD                                      $            24.071
                                                                      ------------------

TOTAL RETURN                                                                     11.38% *
                                                                      ------------------

RATIOS/SUPPLEMENTAL DATA:
       Net Assets, end of period (In millions)                      $             887.0

       RATIOS TO AVERAGE NET ASSETS (1):
         Expenses                                                                 0.70% **
         Net investment income                                                    1.24% **

       PORTFOLIO TURNOVER RATE                                                    70.8% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

       Ratio of Operating Expenses to Average Net Assets:                           N/A

       Ratio of Net Investment Income to Average Net Assets:                        N/A

*      Non-annualized
**     Annualized
N/A    Not Applicable

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                               Balanced
                                                                               Portfolio
                                                            ---------------------------------------------------
                                                                                               For the period
                                                                                              from July 1, 1997
                                                             Year ended       Year ended       (commencement
                                                            December 31,     December 31,     of operations) to
                                                                1999             1998         December 31, 1997
                                                            ---------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $        11.398  $        10.389  $           10.000
                                                            --------------   --------------   -----------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                      0.232            0.223               0.123
         Net realized and unrealized gains                          0.581            1.152               0.477
                                                            --------------   --------------   -----------------

       Total from investment operations                             0.813            1.375               0.600
                                                            --------------   --------------   -----------------

       DISTRIBUTIONS
         Dividends from net investment income                      (0.233)          (0.222)             (0.124)
         Distributions from net realized gains                     (0.120)          (0.144)             (0.087)
                                                            --------------   --------------   -----------------

       Total distributions                                         (0.353)          (0.366)             (0.211)
                                                            --------------   --------------   -----------------

NET ASSET VALUE, END OF PERIOD                            $        11.858  $        11.398  $           10.389
                                                            --------------   --------------   -----------------

TOTAL RETURN                                                        7.14%           13.31%               6.01% *
                                                            --------------   --------------   -----------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)               $           9.7  $           4.6  $              1.5

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                     1.10%            1.10%               1.10% **
       Net investment income                                        2.52%            2.54%               2.74% **

    PORTFOLIO TURNOVER RATE                                         27.4%            36.0%               13.6% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:              2.06%            3.08%               3.81% **

    Ratio of Net Investment Income to Average Net Assets:           1.56%            0.56%               0.03% **

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                              Equity Income
                                                                                Portfolio
                                                             ---------------------------------------------------
                                                                                               For the period
                                                                                              from July 1, 1997
                                                              Year ended       Year ended       (commencement
                                                             December 31,     December 31,    of operations) to
                                                                 1999             1998        December 31, 1997
                                                             ---------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $        11.626  $        11.047 $            10.000
                                                             --------------   --------------  ------------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                       0.194            0.167               0.074
         Net realized and unrealized gains                           0.107            0.862               1.192
                                                             --------------   --------------  ------------------

       Total from investment operations                              0.301            1.029               1.266
                                                             --------------   --------------  ------------------

       DISTRIBUTIONS
         Dividends from net investment income                       (0.190)          (0.167)             (0.074)
         Distributions from net realized gains                      (0.568)          (0.283)             (0.145)
                                                             --------------   --------------  ------------------

       Total distributions                                          (0.758)          (0.450)             (0.219)
                                                             --------------   --------------  ------------------

NET ASSET VALUE, END OF PERIOD                             $        11.169  $        11.626 $            11.047
                                                             --------------   --------------  ------------------

TOTAL RETURN                                                         2.51%            9.35%              12.69% *
                                                             --------------   --------------  ------------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                $           7.0  $           4.7 $               1.7

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                      1.10%            1.10%               1.10% **
       Net investment income                                         1.85%            1.79%               1.65% **

    PORTFOLIO TURNOVER RATE                                          58.8%            79.4%               17.9% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:               2.23%            2.69%               3.58% **

    Ratio of Net Investment Income to Average Net Assets:            0.72%            0.20%              (0.83%)**

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                           Growth & Income Equity
                                                                                Portfolio
                                                             -----------------------------------------------------
                                                                                                For the period
                                                                                               from July 1, 1997
                                                              Year ended       Year ended        (commencement
                                                             December 31,     December 31,     of operations) to
                                                                 1999             1998         December 31, 1997
                                                             -----------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $        11.995  $        10.710 $              10.000
                                                             --------------   --------------  --------------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                       0.049            0.057                 0.033
         Net realized and unrealized gains                           1.890            1.538                 0.793
                                                             --------------   --------------  --------------------

       Total from investment operations                              1.939            1.595                 0.826
                                                             --------------   --------------  --------------------

       DISTRIBUTIONS
         Dividends from net investment income                       (0.049)          (0.058)               (0.032)
         Distributions from net realized gains                      (0.097)          (0.252)               (0.084)
                                                             --------------   --------------  --------------------

       Total distributions                                          (0.146)          (0.310)               (0.116)
                                                             --------------   --------------  --------------------

NET ASSET VALUE, END OF PERIOD                             $        13.788  $        11.995 $              10.710
                                                             --------------   --------------  --------------------

TOTAL RETURN                                                        16.17%           14.95%                 8.26% *
                                                             --------------   --------------  --------------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                $          16.4  $           9.1 $                 2.4

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                      1.10%            1.10%                 1.10% **
       Net investment income                                         0.45%            0.65%                 0.87%

    PORTFOLIO TURNOVER RATE                                          37.8%            57.5%                 18.1% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:               1.59%            2.00%                 3.51% **

    Ratio of Net Investment Income to Average Net Assets:           (0.04%)          (0.25%)               (1.54%)**

*   Non-annualized
**  Annualized

COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                      Riggs                             Riggs
                                                             U.S. Government Securities                 Stock
                                                                    Portfolio                         Portfolio
                                                                  For the period                    For the period
                                                               from November 3, 1999             from November 3, 1999
                                                                  (date of initial                  (date of initial
                                                                  public offering) to               public offering) to
                                                                  December 31, 1999                 December 31, 1999

NET ASSET VALUE, BEGINNING OF PERIOD                            $        10.158                   $        10.107
                                                                  --------------                    --------------

       INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                            0.081                             0.072
         Net realized and unrealized gains                               (0.194)                            0.109
                                                                  --------------                    --------------

       Total from investment operations                                  (0.113)                            0.181
                                                                  --------------                    --------------

       DISTRIBUTIONS
         Dividends from net investment income                              ----                              ----
         Distributions from net realized gains                             ----                              ----
                                                                  --------------                    --------------

       Total distributions                                                 ----                              ----
                                                                  --------------                    --------------

NET ASSET VALUE, END OF PERIOD                                  $        10.045                   $        10.288
                                                                  --------------                    --------------

TOTAL RETURN                                                             (1.18%) *                        1.78% *
                                                                  --------------                    --------------

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (In millions)                     $           0.3                   $         0.2

    RATIOS TO AVERAGE NET ASSETS (1):
       Expenses                                                            0.85% **                       1.05% **
       Net investment income                                               6.10% **                       6.29% **

    PORTFOLIO TURNOVER RATE                                                10.5% *                         4.2% *


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:                    41.14% **                      95.97% **

    Ratio of Net Investment Income to Average Net Assets:                (34.19%) **                    (88.63%) **

*   Non-annualized
**  Annualized



                          PERFORMANCE OF THE PORTFOLIOS

Performance information for the Portfolios of the Trust, including a bar chart and average annual total return information since the inception of the Portfolios, is contained in this Prospectus under the heading "Bar Charts and Tables."

                             COMPARABLE PERFORMANCE

Public Fund Performance

Each of the Bond Debenture Portfolio, the Mid-Cap Value Portfolio, the Large Cap Research Portfolio and the Developing Growth Portfolio has a substantially similar investment objective and follows substantially the same investment strategies as certain mutual funds whose shares are sold to the public. Each of these public mutual funds is managed by Lord, Abbett & Co., the same Sub-Adviser which manages each of the corresponding Portfolios.

The historical performance of each of these public mutual funds is shown below. This performance data should not be considered as an indication of future performance of the Portfolios. The public mutual fund performance figures shown below:

     * reflect the deduction of the historical fees and expenses paid by the public mutual funds and not those to be paid by the Portfolios

     *    do not  reflect  Contract  fees  or  charges  imposed  by  Cova  Life.
          Investors  should  refer  to  the  Variable Account   prospectus  for
          information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Portfolio performance.

The Portfolios and their corresponding public mutual fund series are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     * differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different security selections

     *    differences in the relative weightings of securities

     *    differences in the price paid for particular portfolio holdings

     *    differences relating to certain tax matters

The following table shows average annualized total returns for each comparable public mutual fund for its fiscal 1999 year (ended December 31, 1999). Also shown are performance comparisons between these public mutual funds.

BOND DEBENTURE PORTFOLIO

Corresponding              1         5        10
Public Fund               Year      Year     Year
_________________________________________________________________

Lord Abbett - Bond
 Debenture Fund, Inc.       3.91%   9.89%    10.23%

MID-CAP VALUE PORTFOLIO

Corresponding              1         5        10
Public Fund               Year      Year     Year
_________________________________________________________________

Lord Abbett -
Mid-Cap Value Fund          4.23% 15.84%    12.23%

LARGE CAP RESEARCH PORTFOLIO

Corresponding              1          5       Since
Public Fund               Year       Year     Inception
                                             (June 3, 1992)
_________________________________________________________________

Lord Abbett Research Fund
(Large Cap Series)        17.38%   22.24%   19.08%

DEVELOPING GROWTH PORTFOLIO

Corresponding              1         5        10
Public Fund               Year      Year     Year
_________________________________________________________________

Lord Abbett
Developing Growth Fund    38.16%   28.34%    19.44%

CORRESPONDING PORTFOLIO PERFORMANCE - LORD ABBETT GROWTH AND INCOME PORTFOLIO

The Lord Abbett Growth and Income Portfolio, which is managed by Lord, Abbett & Co., commenced operations on January 8, 1999. It is managed with investment objectives, policies and strategies substantially similar to those used in managing the Growth and Income Portfolio ("Corresponding Portfolio") of Lord Abbett Series Fund, Inc., a mutual fund whose shares are offered only

* to life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies and

*    to tax-qualified pension and retirement  plans.

This Corresponding Portfolio is managed by the same portfolio manager of Lord, Abbett & Co. who manages the Lord Abbett Growth and Income Portfolio.

The historical performance of the Corresponding Portfolio is shown below. This performance data should be not considered as an indication of future performance of the Portfolios. The Corresponding Portfolio performance figures shown below:

* reflect the deduction of the historical fees and expenses paid by the Corresponding Portfolio and not those to be paid by the Lord Abbett Growth and Income Portfolio

* do not reflect Contract fees or charges imposed by Cova Life. Investors should refer to the Variable Account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on the performance of the Lord Abbett Growth and Income Portfolio.

The Lord Abbett Growth and Income Portfolio and the Corresponding Portfolio are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

* differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different security selections

*    differences in the relative weightings of securities

*    differences in the price paid for particular portfolio holdings


The following table shows average annual total return for the time periods shown for the Corresponding Portfolio (for the periods ended 12/31/99).

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Corresponding                   1         5         Since
Portfolio                      Year      Year     Inception
                                              (December 11, 1989)
_________________________________________________________________

Lord Abbett Series Fund, Inc.
(Growth and Income Portfolio) 16.74%   20.55%   16.25%

PRIVATE ACCOUNT PERFORMANCE

The Select Equity, Large Cap Stock, Small Cap Stock and Quality Bond Portfolios, each of which is managed by J.P. Morgan Investment Management Inc., commenced public sale of their shares on May 1, 1996. Each of these Portfolios has investment objectives, policies and strategies which are substantially similar to those employed by J.P. Morgan Investment Management Inc. with respect to certain Private Accounts.

The Balanced, Equity Income and Growth & Income Equity Portfolios, managed by MVA, commenced investment operations as of July 1, 1997. Each of these
Portfolios has investment objectives, policies and strategies which are substantially similar to those employed by MVA with respect to certain Private Accounts.

The Riggs U.S. Government Securities and the Riggs Stock Portfolios, managed by Riggs Bank N.A., commenced investment operations on October 15, 1999 and November 3, 1999, respectively. The Riggs Small Company Stock Portfolio has not yet commenced investment operations. Each of these Portfolios has investment objectives, policies and strategies which are substantially similar to those employed by Riggs Bank N.A. with respect to certain Private Accounts.

Thus, the performance information derived from these Private Accounts may be deemed relevant to the investor. The performance of the Portfolios will vary from the Private Account composite information in that

* each Portfolio will be actively managed and its investments will vary from time to time

* each Portfolio's investments will not be identical to the past portfolio investments of the Private Accounts

* the Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal tax and securities laws

* the Private Accounts do not reflect Contract fees or charges imposed by Cova Life. Investors should refer to the Variable Account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Portfolio performance.

The Portfolios and their corresponding Private Accounts are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

* differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different security selections

*    differences in the relative weightings of securities

*    differences in the price paid for particular portfolio holdings.

The chart below shows performance information derived from historical composite performance of the Private Accounts. The performance figures shown below represent the performance results of the composites of comparable Private
Accounts, adjusted to reflect the deduction of the fees and expenses paid or anticipated to be paid by the Portfolios. Investors should be aware that the Private Account composites are not substitutes for the performance histories of the Portfolios. The Private Account composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts. Inception was June 1, 1987 for the Public Bond Composite, November 1, 1989 for the Structured Stock Selection Composite, January 1, 1989 for the Equity Income Composite, for the RIMCO Large Capitalization Composite and the RIMCO Small Capitalization Composite and January 1, 1992 for the RIMCO Total Return Gov/Corp. Composite.


PRIVATE ACCOUNT COMPOSITE PERFORMANCE
REDUCED BY PORTFOLIO FEES AND EXPENSES
FOR THE PERIODS ENDED 12/31/99


AVERAGE ANNUAL TOTAL RETURN

                                                    10 Years
                                                    or Since
Portfolio                       1 Year   5 Years   Inception
------------------------------  -------  --------  ----------

Active Equity
Composite                        12.94%    24.11%     17.45%
  (Select Equity Portfolio)

Structured Stock Selection
Composite
   (Large Cap Stock Portfolio)   18.58%    28.67%     18.86%

Small Cap Directly Invested
Composite                        43.29%    22.85%     15.05%
  (Small Cap Stock Portfolio)

Public Bond
Composite                       (1.53)%     7.09%      7.93%
  (Quality Bond Portfolio)

Balanced
Composite                         9.11%    15.33%     11.50%
 (Balanced Portfolio)

Equity Income
Composite                         1.28%    20.18%     14.42%
 (Equity Income Portfolio)

Growth & Income Equity
Composite                        15.13%    22.31%     15.54%
(Growth & Income Equity
    Portfolio)

RIMCO Large Capitalization
Composite                       (0.23)%    19.96%     15.61%
 (Riggs Stock Portfolio)

RIMCO Small Capitalization
Composite                       (1.80)%    14.85%     20.19%
 (Riggs Small Company
 Stock Portfolio)

RIMCO Total Return Gov/Corp
Composite                       (0.92)%     6.82%      6.09%
 (Riggs U.S. Government
 Securities Portfolio)



PERFORMANCE RECAP                                                             Performance
                                                       1 Yr or Since          10 Yrs or
Portfolio                      Type                      Inception    5 Yrs   Since Inception
----------                     ----                        ------     ------  ----------------

MANAGED BY J. P. MORGAN
INVESTMENT MANAGEMENT INC.
Select Equity                  Private Account            12.94%    24.11%      17.45%
                               Composite
                               Existing Portfolio          9.71%      --        19.44%*
Small Cap Stock                Private Account            43.29%    22.85%      15.05%
                               Composite
                               Existing Portfolio         44.56%      --        17.30%*
Quality Bond                   Private Account           (1.53)%     7.09%       7.93%
                               Composite
                               Existing Portfolio        (1.54)%      --         5.79%*
Large Cap Stock                Private Account            18.58%    28.67%      18.86%
                               Composite
                               Existing Portfolio         17.64%      --        26.52%*
International Equity           Existing Portfolio         28.52%      --        15.26%*

MANAGED BY LORD, ABBETT & CO.
Bond Debenture                 Public Fund                 3.91%     9.89%      10.23%
                               Existing Portfolio          3.40%      --        10.32%*
Mid-Cap Value                  Public Fund                 4.23%    15.84%      12.23%
                               Existing Portfolio          5.71%      --         4.95%*
Large Cap Research             Public Fund                17.38%    22.24%      19.08%
                               Existing Portfolio         25.54%      --        18.96%*
Developing Growth              Public Fund                38.16%    28.34%      19.44%
                               Existing Portfolio         32.47%      --        18.35%*
Lord Abbett Growth and Income  Corresponding Portfolio    16.74%    20.55%      16.25%
                               Existing Portfolio         11.38%       -        11.38%*

MANAGED BY FIRMCO, LLC
Balanced                       Private Account             9.11%    15.33%      11.50%
                               Composite
                               Existing Portfolio          7.14%      --        10.60%*
Equity Income                  Private Account             1.28%    20.18%      14.42%
                               Composite
                               Existing Portfolio          2.51%      --         9.78%*
Growth & Income Equity         Private Account            15.13%    22.31%      15.54%
                               Composite
                               Existing Portfolio         16.17%      --        15.86%*

MANAGED BY THE TRUST DIVISION
OF RIGGS BANK N.A.
Riggs Stock                    Private Account
                               Composite                 (0.23)%    19.96%      15.61%
                               Existing Portfolio          1.78%      --         1.78%
Riggs Small Company Stock      Private Account
                               Composite                 (1.80)%    14.85%      20.19%
                               Existing Portfolio           --        --         --
Riggs U.S. Government          Private Account
Securities                     Composite                 (0.92)%     6.82%       6.09%
                               Existing Portfolio        (1.18)%      --       (1.18)%*

-----------------------------  ------------------         ------    -------     -------


* The inception date for the Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, International Equity and Bond Debenture Portfolios is May 1, 1996. The inception date for the Balanced, Equity Income and Growth & Income Equity Portfolios is July 1, 1997. The inception date for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios is August 20, 1997. The inception date for the Lord Abbett Growth and Income Portfolio is January 8, 1999. The inception date for the Riggs U.S. Government Securities Portfolio is October 15, 1999 and the inception date for the Riggs Stock Portfolio is November 3, 1999. The Riggs Small Company Stock Portfolio has not yet commenced investment operations. All of the inception dates shown in this paragraph are the dates from which the
     average  annual  total  return   computations   are  calculated  for  these
     Portfolios.

     (1)  Investors  should not consider the  performance  data of these Private
Accounts and Public Funds as an indication of the future performance of the respective Portfolios. The figures also do not reflect the deduction of any insurance fees or charges which are imposed by Cova Life in connection with its sale of Contracts. Investors should refer to the Variable Account prospectus describing the Contracts for information pertaining to these insurance fees and charges. All fees and charges will have a detrimental effect on the performance of a Portfolio.


                      ADDITIONAL PERFORMANCE INFORMATION

Further information about the Trust's performance is contained in the Annual Report to shareholders which may be obtained, without charge, by calling (800) 831-LIFE, or writing Cova Life at One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.





                               COVA SERIES TRUST

                          One Tower Lane, Suite 3000

                    Oakbrook Terrace, Illinois 60181-4644


Additional information about the Trust and its Portfolios can be found in the Statement of Additional Information. Additional information about the Portfolios' investments is available in the Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Portfolios during their last fiscal year. The Statement of Additional Information and the annual and semi-annual reports are available on request without charge for any person having an interest in the Trust.

The Trust can provide you with a free copy of these materials or other information about the Trust. You may reach the Trust

  By Mail:    Cova Series Trust
              One Tower Lane, Suite 3000
              Oakbrook Terrace, Illinois 60181-4644

  By Phone:   1-800-831-LIFE

Or you may view or obtain these documents from the Securities and Exchange
Commission:

* Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room

* Reports and other information about the Trust are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

* Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. D.C. 20549-0102

On the Internet:  www.sec.gov

The Trust's Investment Company Act filing number is 811-5252.

Information about the purchase and sale of the Trust shares and the related costs is included in the prospectus for the Contracts that offer the Portfolios as investments.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                COVA SERIES TRUST
                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644


The date of this Statement of Additional Information is May 1, 2000

This Statement of Additional Information is not a prospectus. It contains information that supplements the information in the prospectus dated May 1, 2000, for the Trust and its Portfolios. It also contains additional information that may be of interest to you. The prospectus incorporates this Statement of Additional Information by reference. You may obtain a free copy of the prospectus from your registered representative who offered or sold you your variable annuity contract or variable life insurance policy that uses the Portfolios for investment. You may also obtain copies by calling Cova Financial Services Life Insurance Company at 1-800-831-LIFE or by writing to: Cova Financial Services Life Insurance Company, One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.




                                TABLE OF CONTENTS

                                                             PAGE

THE TRUST                                                      3

INVESTMENT STRATEGIES AND RISKS                                3

INVESTMENT LIMITATIONS                                        31

DESCRIPTION OF SECURITIES RATINGS                             45

MANAGEMENT OF THE TRUST                                       45

OFFICERS AND TRUSTEES                                         46

SUBSTANTIAL SHAREHOLDERS                                      50

OWNERSHIP BY CERTAIN BENEFICIAL OWNERS                        50

CUSTODIAN                                                     50

DIVIDENDS                                                     50

TAX STATUS                                                    50

NET ASSET VALUES                                              51

PERFORMANCE DATA                                              51

LEGAL COUNSEL AND INDEPENDENT AUDITORS                        53

INVESTMENT ADVISORY AGREEMENT                                 53

PORTFOLIO TRANSACTIONS                                        57

FINANCIAL STATEMENTS                                          58

APPENDIX                                                      59


                                    THE TRUST
History

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated July 9, 1987 (the "Declaration of Trust"). The Trust changed its name from "Van Kampen Merritt Series Trust" to its current name on May 1, 1996.

Classification

The Trust is an open-end, management investment company. It is divided into different series, each of which has its own assets, investment objectives and policies. Each is managed separately, using distinct strategies appropriate to its objectives and policies. The Trust currently has seventeen Portfolios. The Trust may authorize additional Portfolios in the future. The Trust cannot change its classification as an open-end, management investment company without the consent of a majority of its shareholders. A Portfolio that is currently diversified cannot change to nondiversified without the approval of a majority of the shareholders of that Portfolio.

Shareholder Liability

Under Massachusetts law, shareholders of a trust may be held personally liable as partners for the obligations of the trust under certain circumstances. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

                         INVESTMENT STRATEGIES AND RISKS
Summary

The prospectus for the Trust describes the principal strategies of each of the Portfolios and the risks of those strategies. This Section describes the strategies that are not principal strategies for the Portfolios, but which the Sub-Advisers may use in managing a Portfolio and the risks of those strategies. Some of these strategies could affect the return of the Portfolio. Additional information on certain Portfolios is also provided.

ADDITIONAL INFORMATION - PORTFOLIOS MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

     QUALITY BOND PORTFOLIO. The Quality Bond Portfolio is designed to be an economical and convenient means of making substantial investments in a domestic and foreign issuer, subject to certain quality and other restrictions. See "Quality and Diversification Requirements. The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to conserve the value of its investments to the extent consistent with its objective.

     The Portfolio attempts to achieve its investment objective by investing in high grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

INVESTMENT PROCESS

     Duration/yield curve management: The Sub-Adviser's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors the Sub-Adviser studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, the Sub-Adviser forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly. The Sub-Adviser typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Brothers Broad Investment Grade Bond Index, the benchmark index.

     Sector allocations: Sector allocations are driven by the Sub-Adviser's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, the Sub-Adviser utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. The Sub-Adviser then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

     Security selection: Securities are selected by the portfolio manager, with substantial input from the Sub-Adviser's fixed income analysts and traders. Using quantitative analysis as well as traditional valuation methods, the Sub-Adviser's applied research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by the Sub-Adviser's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

     SELECT EQUITY PORTFOLIO AND LARGE CAP STOCK PORTFOLIO. The investment objective of each Portfolio is long-term growth of capital and income.

     In normal circumstances, at least 65% of each Portfolio's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations (collectively, "Equity Securities"). Each Portfolio's primary equity investments are the common stock of large and medium sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

INVESTMENT PROCESS

     Research: The Sub-Adviser's domestic equity analysts, each an industry specialist, follow 700 predominantly large- and medium-sized U.S.
companies -- 500 of which form the universe for each Portfolio's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the most attractive companies among those they cover. In doing this, they may work in concert with the Sub-Adviser's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

    Valuation: The analysts' forecasts are converted into comparable expected returns by a dividend discount model, which calculates those expected returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

     Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. The specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will be corrected within a reasonable time frame and the magnitude of the risks versus the rewards. Portfolio sector weightings are held close to those of the S&P 500 Index, reflecting the Sub-Adviser's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of the Sub-Adviser's risk control strategy. A dedicated trading desk handles all transactions for the Portfolio.

     SMALL CAP STOCK PORTFOLIO. This Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The Portfolio's investment objective is to provide a high total return from a portfolio of Equity Securities of small companies.

     The Portfolio attempts to achieve its investment objective by investing primarily in the common stock of small U.S. companies included in the Russell 2000 Index, which is composed of 2000 common stocks of U.S. companies with market capitalizations ranging between $100 million and $2 billion.

INVESTMENT PROCESS

     Research: The Sub-Adviser's domestic equity analysts -- each an industry specialist -- continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that generally contains a total of approximately 600 names. Because the Sub-Adviser's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

     Valuation: The analysts' forecasts are converted into comparable expected returns by the Sub-Adviser's dividend discount model, which calculates those returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each industry, companies are ranked by their expected returns and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

     Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings: the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the Russell 2000 Index, the Portfolio's benchmark, reflecting the Sub-Adviser's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of the Sub-Adviser's investment strategy.

     INTERNATIONAL EQUITY PORTFOLIO. This Portfolio is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). The Portfolio's investment objective is to provide a high total return from a portfolio of Equity Securities of foreign corporations.

     The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of foreign corporations. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

INVESTMENT PROCESS

     Country allocation: The Sub-Adviser's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, the Sub-Adviser calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation
- -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, the Sub-Adviser analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. The Sub-Adviser places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

     Stock selection: The Sub-Adviser's international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the top third of the rankings, and to keep sector weightings close to those of the EAFE Index, the Portfolio's benchmark. Once a stock falls into the bottom third of the rankings, it generally becomes a sales candidate. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

     Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Portfolio's return. The Sub-Adviser's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, the Sub-Adviser's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

     EMERGING MARKETS EQUITY PORTFOLIO. This Portfolio is designed for investors with a long term investment horizon who want exposure to the rapidly growing emerging markets. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets.

     The Portfolio seeks to achieve its investment objective by investing primarily in equity securities of emerging markets issuers. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

INVESTMENT PROCESS

     Country allocation: The Sub-Adviser's country allocation decision begins with a forecast of the expected return of each market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. The Sub-Adviser then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted relative to the Portfolio's benchmark, the MSCI Emerging Markets Free Index, while those that rank poorly are underweighted. To help contain risk, the Sub-Adviser places limits on the total size of the Portfolio's country over- and under-weightings.

     Stock selection: The Sub-Adviser's 12 emerging market equity analysts-- each an industry specialist--monitor a universe of approximately 900 companies in these countries, developing forecasts of earnings and cash flows for the most attractive among them. Companies are ranked from most to least attractive based on this research, and then a diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's holdings in the stocks deemed most undervalued, and to keep sector weightings relatively close to those of the index. Stocks are generally held until they fall into the bottom half of the Sub-Adviser's rankings.

MONEY MARKET INSTRUMENTS

     As discussed in the Prospectus, each Portfolio may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Portfolios appears below. See "Quality and Diversification Requirements."

     U.S. TREASURY SECURITIES. Each of the Portfolios may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Portfolios may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligations for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

     FOREIGN GOVERNMENT OBLIGATIONS. Each of the Portfolios, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

     STRIPPED U.S. GOVERNMENT OBLIGATIONS. As described in the Prospectus and subject to their respective investment policies, certain Portfolios may hold stripped U.S. Treasury securities, including (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or (2) through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES"). Certain Portfolios may also acquire U.S.
Government obligations and their unmatured interest coupons that have been stripped by a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificates of Accrual on Treasury Securities" ("CATS"). Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S. Government securities for purposes of the 1940 Act.

     The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners.

     The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

     For custodial receipts, the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Subject to their respective investment limitations, certain Portfolios may purchase variable and floating rate obligations. The Sub-Advisers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or a variable or floating rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable or floating rate notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

     BANK OBLIGATIONS. Each of the Portfolios, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which (for those Portfolios managed by J.P. Morgan Investment Management Inc. except the International Equity Portfolio) have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees) with respect to the Portfolios managed by J.P. Morgan Investment Management Inc. See "Foreign Investments." Bank instruments may include
Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), Eurodollar Time Deposits ("ETDs") and Canadian Time Deposits. ECDs are issued by foreign branches of U.S. or foreign banks. Yankee CDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks. Canadian Time Deposits are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States. The Portfolios will not invest in obligations for which J.P. Morgan Investment Management Inc., or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

     COMMERCIAL PAPER. Each of the Portfolios may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The monies loaned to the borrower come from accounts managed by a Sub-Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Sub-Adviser, or its affiliates, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligations on demand which is continuously monitored by the Sub-Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Sub-Adviser to have a credit quality which satisfies the Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations.

     REPURCHASE AGREEMENTS. Each of the Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees of the Trust. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolios invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Portfolio may be delayed or limited.

     Each of the Portfolios may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the prospectus or this Statement of Additional Information.

CORPORATE BONDS AND OTHER DEBT SECURITIES

     As discussed in the Prospectus, certain of the Portfolios may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the prospectus and below. See "Quality and
Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs).

Certain Portfolios may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities, such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass- through mortgage loan pools. The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Generally speaking, the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium. Therefore, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Portfolio receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayments for the other tranches. Prepayments may result in a capital loss to a Portfolio to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Portfolio, which would be taxed as ordinary income when distributed to the shareholders.

EQUITY INVESTMENTS

     As discussed in the prospectus, certain of the Portfolios invest primarily in Equity Securities. The Equity Securities in which these Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the prospectus and below. See "Quality and Diversification Requirements."

     EQUITY SECURITIES. The Equity Securities in which these Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     The convertible securities in which these Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

RIGHTS AND WARRANTS

     Certain of the Portfolios may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. The purchase of rights or warrants involves the risk that the Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FOREIGN INVESTMENTS

     Each of the Portfolios may invest in foreign securities. The International Equity Portfolio and the Emerging Markets Equity Portfolio make substantial investments in foreign countries. The Quality Bond, Select Equity, Large Cap Stock and Small Cap Stock Portfolios may invest in certain foreign securities. The Quality Bond Portfolio may invest in U.S. and non-U.S. dollar-denominated fixed income securities of foreign issuers including in countries with emerging economies or securities markets. The Select Equity and Large Cap Stock Portfolios may invest in equity securities of foreign corporations listed on a U.S. securities exchange. The Small Cap Stock Portfolio may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio and the Small Cap Stock Portfolio do not expect to invest more than 25%, 5%, 5%, and 5%, respectively, of their total assets at the time of purchase in securities of foreign issuers. In the case of the Quality Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). (See "ADRs and EDRs", below.) Foreign investments may also include ECDs, ETDs, Yankee CDs, Canadian Commercial Paper and Europaper.

Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. Certain of the Portfolios may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Portfolios' currency exposure related to foreign investments.

Different risks may exist for ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information.

Brady Bonds

Certain Portfolios may invest in Brady bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

Investing in Emerging Markets

Certain Portfolios may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

Certain Portfolios may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

Restrictions on Investment and Repatriation

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio.


CONVERSION TO THE EURO

Like other mutual funds, the Trust could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

The Trust is taking steps to ensure that the systems used by the Trust's major service providers are compliant with Euro issues.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt Trust operations and investments if problems arise, has been adequately addressed until the conversion is complete.

ADRs AND EDRs

     Certain Portfolios may invest their assets in securities such as ADRs and EDRs, which are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. Such risks include political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

ADDITIONAL INVESTMENTS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain on the Trust's records a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% (except for the Quality Bond Portfolio) of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. There is no current policy limiting the percentage of assets of the Quality Bond Portfolio which may be invested in when-issued commitments.

     SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies may be acquired by each of the Portfolios to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Portfolio.

     REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act it is also considered as a borrowing of money by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain on the Trust's records a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

     MORTGAGE DOLLAR ROLL TRANSACTIONS. Certain of the Portfolios of the Trust may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

     LOANS OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year.

     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act") before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

REAL ESTATE INVESTMENT TRUSTS

Certain Portfolios may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. These risks may be mitigated by selecting real estate investment trusts diversified by sector (shopping malls, apartments building complexes, and health care facilities) and geographic location.

QUALITY AND DIVERSIFICATION REQUIREMENTS

     Each of the Portfolios intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of these Portfolios is subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     QUALITY BOND PORTFOLIO. The Quality Bond Portfolio invests principally in a diversified portfolio of "high grade" and "investment grade" securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. The Quality Bond Portfolio may also invest up to 5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Portfolio may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Sub-Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Sub-Adviser's opinion.

     CONVERTIBLE AND OTHER DEBT SECURITIES. Certain of the Portfolios may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Sub-Adviser's opinion. At the time the Portfolio invests in any other short-term debt securities, they must berated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Sub-Adviser's opinion.

     In determining suitability of investment in a particular unrated security, the Sub-Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

GNMA CERTIFICATES

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

     NATURE  OF  GNMA  CERTIFICATES.   GNMA  Certificates  are   mortgage-backed
securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which a Portfolio purchases are of the modified pass-through type. Modified pass-through Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the GNMA Certificate issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA Certificates are backed by mortgages and, unlike most bonds, their principal amount is paid back by the borrower over the length of the loan rather than in a lump sum at maturity. Principal payments received by the Portfolio will be reinvested in additional GNMA Certificates or in other permissible investments.

     GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee. The net asset value and return of the Portfolio will, however, fluctuate depending on market conditions and other factors.

     LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will result in the return of a portion of principal invested before the maturity of the mortgages in the pool.

     As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the Federal Housing Administration are normally used as an indicator of the expected average life of GNMA Certificates.

     YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

     1. Certificates are usually issued at a premium or discount, rather than at par.

     2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

     3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

     4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     FNMA AND FHLMC CERTIFICATES. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

LOWER GRADE SECURITIES

     Certain of the Portfolios may invest in lower-grade income securities. (The Bond Debenture Portfolio may invest a substantial portion of its assets in medium and lower grade corporate debt securities entailing certain risks.) Such lower grade securities are rated BB or B by S&P or Ba or B by Moody's and are commonly referred to as "junk bonds." Investment in such securities involves special risks, as described herein. Liquidity relates to the ability of the Portfolio to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade securities is considered generally to be less liquid than the market for investment grade securities. The relative illiquidity of some of the Portfolio's portfolio securities may adversely affect the ability of the Portfolio to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Sub-Adviser's judgment. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

     The Portfolio's net asset value will change with changes in the value of its portfolio securities. Because the Portfolio will invest in fixed income securities, the Portfolio's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Portfolio's investment in lower grade and less liquid securities. Volatility may be greater during periods of general economic uncertainty.

     The Portfolio's investments are valued pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Portfolio may invest, during periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Portfolio's portfolio, the valuation of such securities becomes more difficult and judgment may play a greater role in the valuation of the Portfolio's securities due to the reduced availability of reliable objective data. To the extent that the Portfolio invests in illiquid securities and securities which are restricted as to resale, the Portfolio may incur additional risks and costs. Illiquid and certain restricted securities are particularly difficult to dispose of.

     Lower grade securities generally involve greater credit risk than higher grade securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade securities in the Portfolio's portfolio and thus the Portfolio's net asset value. The secondary market prices of lower grade securities are less sensitive to changes in interest rates than are those for higher rated securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade securities.

     Yields on the Portfolio's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade securities in the Portfolio's portfolio and thus in the net asset value of the Portfolio. Net asset value and market value may be volatile due to the Portfolio's investment in lower grade and less liquid securities. Volatility may be greater during periods of general economic uncertainty. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Portfolio may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Portfolio experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Portfolio may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Portfolio's portfolio securities relate.

     A Portfolio will rely on the Sub-Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Sub-Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Sub-Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P and Moody's in evaluating fixed-income securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Sub-Adviser continuously monitors the issuers of such securities held in the Portfolio's portfolio. The Portfolio may, if deemed appropriate by the Sub-Adviser, retain a security whose rating has been downgraded below B by S&P or below B by Moody's, or whose rating has been withdrawn.

     With respect to Portfolios which may invest in these unrated income securities, achievement by the Portfolio of its investment objective may be more dependent upon the Sub-Adviser's investment analysis than would be the case if the Portfolio were investing exclusively in rated securities.

STRATEGIC TRANSACTIONS

     As described in the Prospectus, certain Portfolios of the Trust may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to manage the effective maturity or duration of a Portfolio's income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, a Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions" or "Derivatives"). Strategic Transactions are hedging transactions which may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Portfolio's portfolio resulting from securities markets or exchange rate fluctuations, to protect a Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

     Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. A Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Portfolio can realize on its investments or cause a Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in a Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses, if at all.

     Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by a Portfolio from its Strategic Transactions will generally be taxable income of the Trust. See "Tax Status" in the Prospectus.

     GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. As described in the Prospectus, certain Portfolios of the Trust are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolios expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investors Service, Inc. or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO").

     If a Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Portfolio's income. The sale of put options can also provide income.

     A Portfolio may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and or securities indices, currencies and futures contracts. All calls sold by a Portfolio must be "covered" (i.e., the Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Portfolio will receive the option premium to help protect it against loss, a call sold by a Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument which it might otherwise have sold. In selling calls on securities not owned by the Portfolio, the Portfolio may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligations with respect to the call.

     A Portfolio may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Portfolio will not sell put options if, as a result, more than 50% of the Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.

     General Characteristics of Futures. Certain Portfolios of the Trust may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency, equity or income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by a Portfolio, as purchaser, to take delivery from the seller of the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

     The Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and, in particular, with the rules and regulations of the Commodity Futures Trading Commission. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

     A Portfolio will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     Options on Securities Indices and Other Financial Indices. A Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     Currency Transactions. Certain Portfolios of the Trust may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of such Counterparties have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Adviser.

     Dealings by the Portfolios in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     A Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to cross hedging and proxy hedging as described below.

     A Portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. For example, if the Sub-Adviser considers the Austrian schilling as being linked to the German deutschemark (the "D-mark") and the Trust holds securities denominated in schillings and the Sub-Adviser believes that the value of schillings will decline against the U.S. dollar, the Sub-Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If a Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements described below.

     Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     Combined Transactions. Certain Portfolios of the Trust may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Sub-Adviser, it is in the best interest of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Sub-Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which certain Portfolios may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Portfolios may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cashflows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-Adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Sub-Adviser. If there is a default by the Counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     EURODOLLAR   INSTRUMENTS.   Certain   Portfolios  of  the  Trust  may  make
investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and income instruments are linked.

     RISKS OF STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantee, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

     USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Portfolio segregate liquid high-grade assets with its custodian to the extent Portfolio obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high-grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Portfolio will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade debt securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require the Portfolio to own portfolio securities which correlate with the index or to segregate liquid high-grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires the Portfolio to segregate liquid, high-grade assets equal to the exercise price.

     Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Portfolio to buy or sell currency will generally require the Portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate liquid high-grade assets equal to the amount of the Portfolio's obligation.

     OTC options entered into by a Portfolio, including those on securities, currencies, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Portfolio sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Portfolio sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Portfolio other than those above generally settle with physical delivery or with an election of either physical delivery or cash settlement, and the Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Portfolio must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt securities or other acceptable assets.

     With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high-grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if the Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. However, if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

     The Trust's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                             INVESTMENT LIMITATIONS

     The Trust has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present or represented by proxy and (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. Where an investment restriction or policy restricts it to a specified percentage of its total assets in any type of instrument, that percentage is measured at the time of purchase. Except as noted hereunder, there will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

QUALITY BOND PORTFOLIO

     The Quality Bond Portfolio of the Trust may not:

     1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction No. 8. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Portfolio's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Portfolio's's hedging activities are not deemed to be a pledge of assets;

     2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

     3. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies;

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, commodity contracts, except for the Portfolio's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Portfolio may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except in the course of the Portfolio's hedging activities, unless at all times when a short position is open the Portfolio owns an equal amount of such securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

     8.  Issue  any  senior   security,   except  as   appropriate  to  evidence
indebtedness which constitutes a senior security and which the Portfolio is permitted to incur pursuant to Investment Restriction No. 1 and except that the Portfolio may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreement, shall not exceed one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

     9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

     10. Act as an underwriter of securities.

SELECT EQUITY, LARGE CAP STOCK AND SMALL CAP STOCK PORTFOLIOS

     Each of the Select Equity, Large Cap Stock and Small Cap Stock Portfolios may not:

     1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Portfolio's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings exceed 5% of the Portfolio's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Portfolio's hedging activities are not deemed to be a pledge of assets;

     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer;

     5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Portfolio's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Portfolio may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Portfolio's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

     8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

     9. Act as an underwriter of securities;

     10. Issue any senior security, except as appropriate to evidence indebtedness which the Portfolio is permitted to incur pursuant to Investment Restriction No. 2. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof; or

     11. Purchase any equity security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

INTERNATIONAL EQUITY PORTFOLIO

     The International Equity Portfolio may not:

     1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Portfolio's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of the Portfolio's total assets. The Portfolio will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of such borrowing;

     2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

     3. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     5. Make loans, except through the purchase or holding of debt obligations (including restricted securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies, see "Investment Practices" in the Prospectus and "Investment Objectives and Policies" in this Statement of Additional Information;

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real property, including limited partnership interests, commodities, or commodity contracts, except for the Portfolio's interests in hedging and foreign exchange activities as described under "Investment Practices" in the Prospectus; or interests in oil, gas, mineral or other exploration or development programs or leases. However, the Portfolio may purchase securities or commercial paper issued by companies that invest in real estate or interests therein including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to apply to the purchase or sale of when-issued securities or delayed delivery securities;

     8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

     9. Act as an underwriter of securities, except insofar as the Portfolio may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities; or

     10. Issue any senior security, except as appropriate to evidence indebtedness which the Portfolio is permitted to incur pursuant to Investment Restriction No. 1. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Practices" in the Prospectus shall not be considered senior securities for purposes hereof.

EMERGING MARKETS EQUITY PORTFOLIO

     The Emerging Markets Equity Portfolio may not:

     1. Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     2. Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed)less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

     3. With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to Government securities (as defined in the 1940 Act);

     4. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

     5. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

     6. Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

     7. Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act; and

     8. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

BOND DEBENTURE PORTFOLIO

     The Bond Debenture Portfolio of the Trust may not:

     1. Sell short or buy on margin, although it may obtain short-term credit as needed to clear purchases of securities;

     2. Buy or sell put or call options, although it may buy, hold or sell warrants acquired with debt securities;

     3. Borrow in excess of 5% of the Portfolio's gross assets taken at cost or market value whichever is lower at the time of borrowing, and then only as a temporary measure for extraordinary or emergency purposes;

     4. Act as an underwriter of securities issued by others, except where it may be deemed to be an underwriter by selling a portfolio security requiring registration under the Securities Act of 1933;

     5. Invest knowingly more than 15% of its gross assets in illiquid securities;

     6. Make loans, except for (a) time or demand deposits with banks, (b) purchasing commercial paper or publicly-offered debt securities at original issue or otherwise, (c) short-term repurchase agreements with sellers of securities the Portfolio has bought and (d) loans of portfolio securities to registered broker-dealers if 100% secured by cash or cash equivalents, made in full compliance with applicable regulations and which, in management's opinion, do not expose the Portfolio to significant risks or impair its qualification for pass-through tax treatment under the Internal Revenue Code;

     7. Pledge, mortgage, or hypothecate its assets;

     8. Buy or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) or oil, gas or other mineral leases, or commodities, or commodity contracts although it may buy securities of companies that deal in such interests (however, the Portfolio may hold and sell any of the aforementioned or any other property acquired through ownership of other securities, although the Portfolio may not purchase securities for the purpose of acquiring those interests);

     9. Buy securities issued by any other open-end investment company (except pursuant to a plan of merger, consolidation or acquisition of assets), although it may invest up to 5% of its gross assets, taken at market value at the time of investment, in closed-end investment companies, provided such purchase is made in the open market and does not involve the payment of a fee or commission greater than the customary broker's commission;

     10. Invest more than 5% of its gross assets, taken at market value at the time of investment in securities of companies with less than three years' continuous operation, including predecessor companies;

     11. With respect to 75% of its gross assets, buy the securities of any issuer if the purchase causes it (a) to have more than 5% of its gross assets invested in the securities of such issuer (except obligations of the United States, its agencies or instrumentalities) or (b) to own more than 10% of the outstanding voting securities of such issuer;

     12. Hold securities of any issuer, any of whose officers, directors or security holders is an officer, director or partner of the Adviser or Sub-Adviser or an officer or director of the Portfolio, if after the purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the securities of such issuer and such persons together own beneficially more than 5% of such securities;

     13. Concentrate its investments in a particular industry, though, if it is deemed appropriate to its investment objective, up to 25% of the market value of its gross assets at the time of investment may be invested in any one industry classification used for investment purposes;

     14. Buy from or sell to any of the Trust's directors, employees, or the Investment Adviser or Sub-Adviser or any of its officers, directors, partners or employees, any securities other than shares of the Portfolio's common stock; or

     15. Invest more than 10% of the market value of its gross assets at the time of investment in debt securities which are in default as to interest or principal.

     With respect to investment restriction 5. above, securities subject to legal or contractual restrictions on resale, which are determined by the Board of Trustees, or by the Sub-Adviser pursuant to delegated authority, to be liquid are considered liquid securities.

GROWTH & INCOME EQUITY, BALANCED AND EQUITY INCOME PORTFOLIOS

     The Growth & Income Equity, Balanced and Equity Income Portfolios of the Trust may not:

     1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Trust, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

     2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, however, (a) with respect to each Portfolio, (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and with respect to the Equity Income Portfolio only, securities issued by domestic banks, thrifts or savings institutions; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

     3. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by a Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Statement of Additional Information are not subject to this limitation.

     4. Make loans, except that each Portfolio may purchase or hold debt instruments, lend portfolio securities, enter into repurchase agreements and make other investments in accordance with its investment objective and policies.

     5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

     6. Make investments for the purpose of exercising control or management.

     7. Purchase or sell real estate, provided that each Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

     8. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

     9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each of the Balanced Portfolio and the Equity Income Portfolio may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may invest in futures contracts and related options in accordance with their respective investment activities and policies.

     10. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

     The Lord Abbett Growth and Income Portfolio may not:

     1. sell short securities or buy securities or evidences of interests therein on margin, although it may obtain short-term credit necessary for the clearance of purchases of securities;

     2. buy or sell put or call options, although it may buy, hold or sell rights or warrants, write covered call options and enter into closing purchase transactions as discussed below;

     3. borrow money which is in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes (borrowings beyond 5% of such total assets may not be used for investment leverage to purchase securities but solely to meet redemption requests where the liquidation of the Portfolio's investment is deemed to be inconvenient or disadvantageous);

     4. lend money or securities to any person except that it may enter into short-term repurchase agreements with sellers of securities it has purchased, and it may lend its portfolio securities to registered broker-dealers where the loan is 100% secured by cash or its equivalent as long as it complies with regulatory requirements and the Portfolio deems such loans not to expose the Portfolio to significant risk (investment in repurchase agreements exceeding 7 days and in other illiquid investments is limited to a maximum of 5% of a Portfolio's assets);

     5. pledge, mortgage or hypothecate its assets; however, this provision does not apply to permitted borrowing mentioned above or to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options;

     6. buy or sell real estate including limited partnership interests therein (except securities of companies, such as real estate investment trusts, that deal in real estate or interests therein), or oil, gas or other mineral leases, commodities or commodity contracts in the ordinary course of its business, except such interests and other property acquired as a result of owning other securities, though securities will not be purchased in order to acquire any of these interests;

     7. invest more than 5% of its gross assets, taken at market value at the time of investment, in companies (including their predecessors) with less than three years' continuous operation;

     8. buy securities if the purchase would then cause a Portfolio to have more than (i) 5% of its gross assets, at market value at the time of purchase, invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) 25% of its gross assets, at market value at the time of purchase, invested in securities issued or guaranteed by a foreign government, its agencies or instrumentalities;

     9. buy voting securities if the purchase would then cause a Portfolio to own more than 10% of the outstanding voting stock of any one issuer;

     10. own securities in a company when any of its officers, directors or security holders is an officer or Trustee of the Trust or an officer, director or partner of the investment adviser or sub-adviser, if after the purchase any of such persons owns beneficially more than 1/2 of 1% of such securities and such persons together own more than 5% of such securities;

     11. concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, up to 25% of its gross assets (at market value at the time of investment) may be invested in any one industry classification used for investment purposes; or

     12. buy securities from or sell them to the Trust's officers, directors, or employees, or to the investment adviser or sub-adviser or to their partners, directors and employees.

LARGE CAP RESEARCH, DEVELOPING GROWTH AND MID-CAP VALUE PORTFOLIOS

     The Large Cap Research, Developing Growth and Mid-Cap Value Portfolios may not:

     1. borrow money, except that (i) the Portfolio may borrow from banks (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Portfolio may purchase securities on margin to the extent permitted by applicable law;

     2. pledge its assets (other than to secure borrowings, or to the extent permitted by the Portfolio's investment policies as permitted by applicable law);

     3. engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     4. make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     5. buy or sell real estate (except that the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent the Portfolio may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act, as, for example, with futures contracts);

     6. with respect to 75% of the gross assets of the Portfolio, buy securities of one issuer representing more than (i) 5% of the Portfolio's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     7. invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     8. issue senior securities to the extent such issuance would violate applicable laws.

RIGGS STOCK, RIGGS SMALL COMPANY STOCK AND RIGGS U.S. GOVERNMENT SECURITIES PORTFOLIOS

     1. The Portfolios will not issue senior securities except that a Portfolio may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Portfolio may enter into futures contracts. The Portfolios will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Portfolio by enabling a Portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Portfolio will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

     2. The Portfolios will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. The Portfolios will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases the Portfolios may pledge assets having a value of 15% of assets taken at cost. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio's assets. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

     4. The Portfolios will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Portfolio from purchasing or holding U.S. government obligations, money market instruments, variable amount demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Portfolio's investment objective, policies, and limitations or the Trust's Declaration of Trust.

     5. The Portfolios will not invest more than 10% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees.

     6. The Portfolios will not invest in commodities, except to the extent that they may engage in transactions involving futures contracts or options on futures contracts.

     7. The Portfolios will not purchase or sell real estate, including limited partnership interests, although they may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     8. With respect to 75% of the value of its respective total assets, each Portfolio will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. No Portfolio will acquire more than 10% of the outstanding voting securities of any one issuer.

     9. A Portfolio will not invest 25% or more of the value of its respective total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities or repurchase agreements collateralized by these securities).

     10. A Portfolio will not underwrite any issue of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Except with respect to the Portfolios' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of their policies and limitations, the Portfolios consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

NON-FUNDAMENTAL INVESTMENT LIMITATIONS

The investment limitations described below are not fundamental policies of the Portfolios described and may be changed by the Trustees without shareholder approval.

NON-FUNDAMENTAL  INVESTMENT LIMITATIONS - QUALITY BOND PORTFOLIO,  SELECT EQUITY
PORTFOLIO,   LARGE  CAP  STOCK   PORTFOLIO,   SMALL  CAP  STOCK   PORTFOLIO  AND
INTERNATIONAL EQUITY PORTFOLIO

These non-fundamental investment policies require that each such Portfolio may not:

     (i) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Portfolio's total assets would be in investments that are illiquid;

     (ii) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

     (iii) Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or

     (iv) Purchase or retain securities of any issuer if, to the knowledge of the Portfolio, any of the Portfolio's officers or Trustees or any officer of the Advisor individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS - EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio may not:

     (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

     (ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in investments that are illiquid;

     (iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short; or

     (iv) Purchase securities on margin, but the Portfolio may obtain such short term credits as may be necessary for the clearance of transactions.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS - LARGE CAP RESEARCH, DEVELOPING GROWTH AND MID-CAP VALUE PORTFOLIOS

     Each Portfolio may not:

     1. borrow in excess of 5% of its gross assets taken at cost or market value, whichever is lower at the time of borrowing, and then only as a temporary measure for extraordinary or emergency purposes;

     2. make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     3. invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Trustees;

     4. invest in the securities of other investment companies as defined in the 1940 Act except as permitted by applicable law;

     5. invest in securities of issuers which, with their predecessors, have a record of less than three years' continuous operations, if more than 5% of the Portfolio's total assets would be invested in such securities (this restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     6. hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more officers or Trustees of the Trust or by one or more partners or members of the Trust's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer;

     7. invest in warrants if, at the time of the acquisition, its investment in warrants, value at the lower of cost or market, would exceed 5% of the Portfolio's total assets (included within such limitation, but not to exceed 2% of the Portfolio's total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange);

     8. invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     9. write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Portfolio's prospectus and statement of additional information, as they may be amended from time to time; or

     10. buy from or sell to any of its officers, Trustees, employees, or its investment adviser or any of its officers, directors, partners or employees, any securities other than shares of the Portfolio's common stock.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS - RIGGS STOCK, RIGGS SMALL COMPANY STOCK AND RIGGS U.S. GOVERNMENT SECURITIES PORTFOLIOS

     1. The Portfolios will not invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options and certain restricted securities not determined by the Trustees to be liquid.

     2. Unless permitted by order of the Securities and Exchange Commission, the Portfolios will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, and will not invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general. The Portfolios will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

     3. A Portfolio will not enter into transactions for the purpose of engaging in arbitrage.

     4. A Portfolio will not purchase securities of a company for the purpose of exercising control or management.

     5. The Riggs U.S. Government Securities Portfolio will not invest in warrants. The Riggs Stock and Riggs Small Company Stock Portfolios may not invest more than 5% of their respective net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolios in units with or attached to securities may be deemed to be without value.

                        DESCRIPTION OF SECURITIES RATINGS

A description of the securities ratings is contained in the Appendix to the Statement of Additional Information.


                             MANAGEMENT OF THE TRUST

Responsibilities of Trustees

The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust and the Portfolios. In carrying out their duties, the Trustees follow the provisions of the Investment Company Act of 1940, the General Laws of the Commonwealth of Massachusetts governing business trusts, the Declaration of Trust of the Trust and its Bylaws. The Trustees approve contracts with the investment adviser, custodians and other service providers on behalf of the Portfolios. The Trustees also set broad policies for the management of the assets of each Portfolio, including the pricing of securities owned by the Portfolios and the policies governing investments by the Portfolios.

                              OFFICERS AND TRUSTEES

MANAGEMENT OF THE TRUST

                                                                         Principal Occupation During Past Five
                                        Position(s) Held                 Years (and Positions held with Affiliated
Name, Address and Age                   with Registrant                  Persons or Principal Underwriters of the Registrant)
- ---------------------                   ---------------                  ----------------------------------------------------
Lorry J.  Stensrud*                     President and Chief              President of Cova Financial Services Life
One Tower Lane, Suite 3000              Executive Officer                Insurance Company ("Cova Life") since
Oakbrook Terrace, IL 60181-                                              June, 1995; prior thereto, Executive Vice
4644                                                                     President of Cova
Age: 50

William C.  Mair*                       Vice President,                  Vice President and Controller of Cova Life;
One Tower Lane, Suite 3000              Treasurer, Controller,           Vice President, Treasurer and Controller of
Oakbrook, Terrace IL 60181-             Chief Financial Officer,         Cova Investment Advisory Corporation
4644                                    Chief Accounting Officer
Age: 58                                 and Trustee

Stephen M.  Alderman                    Trustee                          Partner in the law firm of Garfield & Merel
211 West Wacker Drive
Chicago, IL 60606
Age: 40

Theodore A.  Myers                      Trustee                          Senior Financial Advisor; formerly Chief
550 Washington Avenue                                                    Financial Officer of Qualitech Steel
Glencoe, IL 60022                                                        Corporation, 1990-1994; Director of 34 Van
Age: 69                                                                  Kampen American Capital Mutual Funds;
                                                                         member of Arthur Andersen C.F.O.
                                                                         Advisory Committee.

Deborah A.  Vohasek                     Trustee                          Principal, Vohasek Oetjen Marketing
7752 W.  Lake Street
Morton Grove, IL 60053
Age: 36

R.  Kevin Williams                      Trustee                          Partner in the law firm of O'Donnell, Byrne &
20 North Wacker Drive                                                    Williams from June 1993 through the
Chicago, IL 60606                                                        present
Age: 46

William H. Wilton                       Vice President                   Vice President & Actuary of Cova Life; prior
One Tower Lane, Suite 3000                                               to October, 1992, Associate Actuary,
Oakbrook Terrace, IL 60181-                                              Allstate Life Insurance Co., Northbrook, IL
4644
Age: 39

Bernard J. Spaulding                    Secretary                        Senior Vice President and General Counsel of
One Tower Lane, Suite 3000                                               Cova since March, 1999; Secretary of Cova since
Oakbrook Terrace, IL 60181-                                              July 1, 1999; prior thereto, President of Delta
4644                                                                     Holdings
Age: 56

* Interested person of the Trust within the meaning of the 1940 Act.

COMMITTEES

The Board has established two committees. The committees, their members and the responsibilities of the committees are as follows:

PRICING COMMITTEE. The Pricing Committee has the responsibility of overseeing the determination of the net asset value of the Portfolios and the calculation of the value of any debt instrument, share of stock, or other Portfolio security or asset. The members are as follows:

                                Drew Ahrens
                                William Flory
                                Terri Tanaka

AUDIT COMMITTEE. The Audit Committee makes recommendations to the Board concerning the selection of the Trust's independent auditors and reviews with such auditors the scope and results of the Trust's annual audit. The members are as follows:

                                Stephen M. Alderman
                                Theodore A. Myers
                                Deborah A. Vohasek
                                R. Kevin Williams

COMPENSATION OF MANAGEMENT

     Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-Adviser receives an annual fee of $10,000 and an additional fee of $1,000 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $1,000 fee for attendance of any committee meeting that is held on a day on which no Board meeting is held.

The table below describes the compensation paid by the Trust during the past fiscal year to each of the Trustees who is a not an interested person of the Trust. None of the officers and no Trustee who is an interested person of the Trust received compensation from the Trust during the past fiscal year.

                               COMPENSATION TABLE

(1)                                   (2)                      (3)                     (4)                      (5)
                                                                                                                Total
                                                               Pension or                                       Compensation
                                                                Retirement             Estimated                From Registrant
                                      Aggregate                Benefits Accrued        Annual                   and Fund
                                      Compensation             As Part of Fund         Benefits Upon            Complex Paid to
Name of Person, Position              From Registrant          Expenses                Retirement               Trustees
- ------------------------              ---------------          --------                ----------               --------
William C.  Mair,                     N/A                      N/A                     N/A                      N/A
Vice President, Treasurer,
Controller, Chief Financial
Officer, Chief Accounting
Officer and Trustee

Stephen M.  Alderman,                 $15,000                  N/A                     N/A                      $15,000
Trustee

Theodore A.  Myers,                   $15,000                  N/A                     N/A                      $15,000
Trustee

Deborah A.  Vohasek,                  $15,000                  N/A                     N/A                      $15,000
Trustee

R.  Kevin Williams,                   $15,000                  N/A                     N/A                      $15,000
Trustee

                            SUBSTANTIAL SHAREHOLDERS

     Shares of the Trust are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies ("Variable Contracts") issued by Cova Financial Services Life Insurance Company and/or its affiliated insurance companies. On March 31, 2000, Cova Variable Annuity Account One, Cova Variable Life Account One and Cova Variable Life Account Eight, separate accounts of Cova Financial Services Life Insurance Company; Cova Variable Annuity Account Five and Cova Variable Life Account Five, separate accounts of Cova Financial Life Insurance Company; and First Cova Variable Annuity Account One, a separate account of First Cova Life Insurance Company, together were known to the Board of Trustees and the management of the Trust to own of record 99.71% of the Trust's shares.

                     OWNERSHIP BY CERTAIN BENEFICIAL OWNERS

     Cova Life has advised the Trust that as of March 31, 2000, there were no persons owning Variable Contracts which would entitle them to instruct Cova Life with respect to more than 5% of the voting securities of the Trust.


                                    CUSTODIAN

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Trust and has custody of all securities and cash of the Trust. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trust. IBT also provides fund administration and accounting services to the Trust and is the Trust's transfer agent.

                                    DIVIDENDS

All dividends are distributed to the separate accounts and will be automatically reinvested in Trust shares. Dividends and distributions made by the Portfolios are taxable, if at all, to Cova Life; they are not taxable to Variable Contract owners.

                                   TAX STATUS

It is the intention of the Trust to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. If the Trust so qualifies and distributes each year to its shareholders at least 90% of its net investment income in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. Each Portfolio of the Trust distributes all of its net income and gains to its shareholders (the separate accounts). Each Portfolio is treated as a separate entity for Federal income tax purposes and, therefore, the investments and results of the Portfolio are determined separately for purposes of determining whether the Trust qualifies as a "regulated investment company" and for purposes of determining net ordinary income (or loss) and net realized capital gains (or losses).

Some of the Trust's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Trust and affect the holding period of the securities held by the Trust and the character of the gains or losses realized by the Trust. These provisions may also require the Trust to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Trust to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Trust will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Trust as a regulated investment company.

Investments of the Trust in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Trust will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Trust may have to dispose of securities that it would otherwise have continued to hold.

                                NET ASSET VALUES

Portfolio shares are sold and redeemed at a price equal to the share's net asset value. The net asset value of a Portfolio is determined by calculating the total value of the Portfolio's assets, deducting its total liabilities, and dividing the result by the number of shares outstanding. The net asset value for each Portfolio is computed once daily as of the close of the New York Stock Exchange, Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Portfolio's investments so that the Portfolio's net asset value per share might be materially affected. The Trust reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable.

Securities that are listed on a securities exchange are valued at their closing sales price on the day of the valuation. Price valuations for listed securities are based on market quotations where the security is primarily traded or, if not available, are valued at the mean of the bid and asked prices on any valuation date. Unlisted securities in a Portfolio are primarily valued based on their latest quoted bid price or, if not available, are valued by a method determined by the Trustees to accurately reflect fair value. Money market instruments maturing in 60 days or less are valued on the basis of amortized cost, which means that securities are valued at their acquisition cost to reflect a constant amortization rate to maturity of any premium or discount, rather than at current market value.

                                PERFORMANCE DATA

     As required by regulations of the Securities and Exchange Commission, the annualized total return of the Portfolios for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Portfolio over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of a Portfolio, calculated pursuant to the formula:

                                       (n)
                              P (1 + T)    =  ERV

Where:

P     =    a hypothetical initial payment of $1,000
T     =    an average annual total return
n     =    the number of years
ERV   =    the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof)

From time to time, the investment adviser may reduce its compensation or assume expenses in respect of the operations of a Portfolio in order to reduce the Portfolio's expenses. Any such waiver or assumption would increase a Portfolio's yield and total return during the period of the waiver or assumption.

Advertisements and other sales literature for the Portfolios may quote total returns which are calculated for periods other than the 1-, 5- and 10-year periods required by the Rules of the Securities and Exchange Commission or may quote returns that do not reflect the deduction of all expenses incurred by a Portfolio. The investment adviser may use these returns in advertising if the investment adviser believes the nonstandard returns are useful. Nonstandard returns are always accompanied by total returns calculated as required by Rules of the Securities and Exchange Commission, which require performance to be calculated for 1-, 5- and 10-year periods with the deduction of all expenses and the assumption that all dividends and distributions are reinvested.

In addition, Portfolio performance may be advertised relative to certain indices and benchmark investments. The composition of the investment in such indices are the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Portfolio's performance figures.

A Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. The effective yield and total return for a Portfolio should be distinguished from the rate of return of a corresponding division of Cova Life's separate account, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Portfolio will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisements. Contract owners should consult the Contract prospectus for further information. Each Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut is counsel to the Trust and passes upon the legality of the Trust's shares.

     The independent auditors for the Trust are KPMG LLP, 99 High Street, Boston, Massachusetts 02110.

                          INVESTMENT ADVISORY AGREEMENT

     Cova Investment Advisory Corporation (the "Investment Adviser"), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 is an Illinois corporation which was incorporated on August 31, 1993 under the name Oakbrook Investment Advisory Corporation and which is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940.

     The Investment Adviser commenced providing investment advisory services to all Portfolios of the Trust as of May 1, 1996 pursuant to an Investment Advisory Agreement dated April 1, 1996, as amended ("Investment Advisory Agreement"). Prior to this date, Van Kampen American Capital Investment Advisory Corp. had acted as the investment adviser to all Portfolios of the Trust. The Investment Advisory Agreement was most recently approved by the Board of Trustees on November 12, 1999. The Investment Advisory Agreement was most recently approved by the shareholders of each of the Portfolios of the Trust at a Special Meeting of Shareholders held on January 6, 2000.

     As  described  in the  Prospectus,  the  Investment  Adviser  has  retained
Sub-Advisers  to  assist  it  in  managing  the  Portfolios.   The  Sub-Advisory
Agreements between the Investment Adviser and each of the Sub-Advisers were approved most recently by the Board of Trustees on November 12, 1999 and by the shareholders of each of the Portfolios of the Trust at a Special Meeting of Shareholders held on January 6, 2000.

     Under the terms of the Investment Advisory Agreement, the Investment Adviser is obligated to (i) manage the investment and reinvestment of the assets of each Portfolio of the Trust in accordance with each Portfolio's investment objective and policies and limitations, or (ii) in the event that the Investment Adviser shall retain a sub-adviser or sub-advisers, to supervise and implement the investment activities of any Portfolio for which any such sub-adviser has been retained, including responsibility for overall management and administrative support including managing, providing for and compensating any sub-advisers; and to administer the Trust's affairs. The Investment Advisory Agreement further provides that the Investment Adviser agrees, among other things, to administer the business affairs of each Portfolio, to furnish offices and necessary facilities and equipment to each Portfolio, to provide administrative services for each Portfolio, to render periodic reports to the Board of Trustees of the Trust with respect to each Portfolio, and to permit any of its officers or employees, or those of any sub-adviser to serve without compensation as trustees or officers of the Portfolio if elected to such positions.

     The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error in judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

     The  Investment   Adviser's  activities  are  subject  to  the  review  and
supervision of the Trust's Trustees to whom the Investment Adviser renders periodic reports of the Trust's investment activities.

     The Investment Advisory Agreement may be terminated without penalty upon 60 days written notice by either party and will automatically terminate in the event of assignment.

COMPENSATION. The Investment Adviser receives a fee from the Trust for its services as investment adviser as described in the Prospectus.

The Investment Adviser calculates the fee each day that the New York Stock Exchange is open for business based on the net asset value determined for that day. The fee accrues daily and is paid monthly. The Investment Adviser received the following fees from each Portfolio during the past three fiscal years.

Name of
Portfolio                                                     Fiscal Year Ended

                                         1999         1998                  1997

Quality Bond Portfolio                $  505,285    $  165,294            $ 56,257

Small Cap Stock Portfolio             $  687,540    $  596,903            $292,360

Large Cap Stock Portfolio             $1,479,955    $  402,802            $130,631

Select Equity Portfolio               $1,507,688    $1,023,054            $450,572

International Equity Portfolio        $  905,709    $  717,933            $349,944

Bond Debenture Portfolio              $1,210,327    $  647,086            $196,145

Mid-Cap Value Portfolio               $  247,340    $   92,358            $  2,150

Large Cap Research Portfolio          $  241,534    $   61,036            $  1,521

Developing Growth Portfolio           $  203,145    $   67,992            $  1,753

Balanced Portfolio                    $   73,532    $   27,149            $  6,200

Equity Income Portfolio               $   62,362    $   30,163            $  6,707

Growth & Income Equity Portfolio      $  131,419    $   53,799            $  8,283

Lord Abbett Growth & Income Portfolio $5,289,797       N/A                   N/A

Riggs Stock Portfolio                 $      231       N/A                   N/A

Riggs U.S. Government Securities
  Portfolio                           $      368       N/A                   N/A


The Investment Adviser received no advisory fee with respect to the Emerging Markets Equity Portfolio or the Riggs Small Company Stock Portfolio through December 31, 1999 in that these Portfolios had not yet commenced investment operations as of that date.

EXPENSES OF THE TRUST

Although each Portfolio must bear the expenses directly attributable to it, the Portfolios are expected to experience cost savings over the aggregate amount that would be payable if each Portfolio were a separate fund, because they have the same Trustees, accountants, attorneys and other general and administrative expenses. Any expenses which are not directly attributable to a specific
Portfolio are allocated on the basis of the net assets of the respective Portfolios.

For the year ended December 31, 1999, the expenses, taking into account the waivers and expense assumptions, borne by the Bond Debenture Portfolio amounted to $1,371,690 or .85% of its average net assets on an annualized basis; the net expenses borne by the Quality Bond Portfolio amounted to $600,321 or .64% of its average net assets on an annualized basis; the net expenses borne by the International Equity Portfolio amounted to $1,253,973 or 1.10% of its average net assets on an annualized basis; the net expenses borne by the Select Equity Portfolio amounted to $1,737,044 or .77% of its average net assets on an annualized basis; the net expenses borne by the Large Cap Stock Portfolio amounted to $1,704,505 or .75% of its average net assets on an annualized basis; the net expenses borne by the Small Cap Stock Portfolio amounted to $847,429 or 1.05% of its average net assets on an annualized basis; the net expenses borne by the Balanced Portfolio amounted to $80,904 or 1.10% of its average net assets on an annualized basis; the net expenses borne by the Equity Income Portfolio amounted to $68,615 or 1.10% of its average net assets on an annualized basis; the net expenses borne by the Growth & Income Equity Portfolio amounted to $144,592 or 1.10% of its average net assets on an annualized basis; the net expenses borne by the Mid-Cap Value Portfolio amounted to $308,331 or 1.25% of its average net assets on an annualized basis; the net expenses borne by the Large Cap Research Portfolio amounted to $301,679 or 1.25% of its average net assets on an annualized basis; the net expenses borne by the Developing Growth Portfolio amounted to $259,188 or 1.15% of its average net assets on an annualized basis;; the net expenses borne by the Lord Abbett Growth and Income Portfolio amounted to $5,736,259 or .70% of its average net assets on an annualized basis; the net expenses borne by the Riggs Stock Portfolio amounted to $255 or 1.05% of its average net assets on an annualized basis; and the net expenses borne by the Riggs U.S. Government Securities Portfolio amounted to $417 or .85% of its average net assets on an annualized basis.

Cova Life and/or the Adviser and/or the Sub-Adviser(s) may at their discretion, but are not obligated to, assume all or any portion of Trust expenses. For the year ended December 31, 1999, Cova Life and the Adviser together assumed expenses of $59,975, with respect to the Quality Bond Portfolio; $55,853, with respect to the International Equity Portfolio; $21,437 with respect to the Bond Debenture Portfolio; $412, with respect to the Select Equity Portfolio; $21,826, with respect to the Large Cap Stock Portfolio; $32,598, with respect to the
Small Cap Stock Portfolio; $70,427 with respect to the Balanced Portfolio; $70,417 with respect to the Equity Income Portfolio; $64,401 with respect to the Growth & Income Equity Portfolio; $39,659 with respect to the Mid-Cap Value Portfolio; $31,960 with respect to the Large Cap Research Portfolio; $42,877 with respect to the Developing Growth Portfolio; $23,044 with respect to the Riggs Stock Portfolio; and $24,025 with respect to the Riggs U.S. Government Securities Portfolio.

CODE OF ETHICS

To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Trust, the Adviser and the Sub-Advisers have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These Codes comply, in all material respects, with the recommendations of the Investment Company Institute. Employees subject to the Codes of Ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

SUB-ADVISERS

APPOINTMENT. The Investment Adviser has entered into agreements with registered investment advisers to carry out the management of the assets of the Portfolios based on the investment objectives and policies of the Portfolios. The Sub-Advisers are responsible for deciding which securities to purchase and sell for the Portfolios and for placing trades for those securities. The prospectus provides more information about the Sub-Advisers.

COMPENSATION. The Investment Adviser pays the Sub-Advisers fees for their services, as described in the Prospectus, out of the compensation the Investment Adviser receives from each Portfolio.

INVESTMENT DECISIONS

     Investment decisions for the Trust and for the other investment advisory clients of the Sub-Advisers are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of a Sub-Adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Sub-Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of a Sub-Adviser in the interest of achieving the most favorable net results for the Trust.

                             PORTFOLIO TRANSACTIONS

     Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is currently intended that the Sub-Advisers will place all orders for the purchase and sale of portfolio securities for the Trust and buy and sell securities for the Trust through a substantial number of brokers and dealers. In so doing, the Sub-Advisers will use their best efforts to obtain for the Trust the best price and execution available. In seeking the best price and execution, the Sub-Advisers, having in mind the Trust's best interests, will consider all factors they deem relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Advisers may receive research, statistical, and quotation services from any broker-dealers with whom they place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Sub-Advisers and/or their affiliates in advising various other clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fees paid by the Trust are not reduced because the Sub-Advisers and/or their affiliates may receive such services. As permitted by Section 28(e) of the Securities Exchange Act of 1934, a Sub-Adviser may cause a Portfolio to pay a broker-dealer who provides brokerage and research services to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction provided that the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised. A Sub-Adviser's authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Adviser or the Trustees may adopt from time to time.

COMMISSIONS PAID BY THE PORTFOLIOS. The following are the aggregate amounts of commissions paid by each of the Portfolios for brokerage during the past three fiscal years:

Name of                                                           Fiscal Year Ended
Portfolio

                                              1999              1998               1997



Quality Bond Portfolio                       $   10,634         N/A                 N/A

Small Cap Stock Portfolio                    $  128,288      $ 91,650            $ 69,720

Large Cap Stock Portfolio                    $  174,716      $ 59,636            $ 18,544

Select Equity Portfolio                      $  564,579      $437,251            $174,538

International Equity Portfolio               $  267,666      $255,634            $280,279

Bond Debenture Portfolio                     $    5,341      $  3,461              N/A

Mid-Cap Value Portfolio                      $  109,084      $ 53,000            $  3,986

Large Cap Research Portfolio                 $   54,923      $ 23,532            $  1,399

Developing Growth Portfolio                  $   25,992      $ 15,664            $  1,204

Balanced Portfolio                           $    6,617      $  3,945            $  1,215

Equity Income Portfolio                      $   12,897      $ 10,665            $  2,451



Growth & Income Equity Portfolio             $   16,692      $ 13,871            $  3,580

Lord Abbett Growth and Income Portfolio      $1,325,443      N/A                 N/A

Riggs Stock Portfolio                        $      320      N/A                 N/A

Riggs U.S. Government Securities
  Portfolio                                  N/A             N/A                 N/A

                              FINANCIAL STATEMENTS

The Financial Statements and notes thereto for the year ended December 31, 1999 and the independent auditors' report thereon appear in the Trust's Annual Report for the year ended December 31, 1999, which is incorporated by reference into this Statement of Additional Information. The Trust delivers a copy of the Annual Report to investors. In addition, the Trust will furnish, without charge, additional copies of such Annual Report and copies of the Statement of Additional Information to investors which may be obtained without charge by calling the Life Company at (800) 831-LIFE.

               APPENDIX - DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S CORPORATION. A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

LONG-TERM CORPORATE BONDS.

     AAA - Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC - Debt rated 'BB', 'B', 'CCC', or 'CC' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'CC' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C - This rating is reserved for income bonds on which no interest is being paid.

     D - Debt rated 'D' is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from 'A' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L - The letter 'L' indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Deposit Insurance Corp.

     [DAGGER] - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

     * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

     NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     MOODY'S INVESTORS SERVICE, INC. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings (as published by Moody's Investors Service, Inc.) follows:

LONG-TERM CORPORATE BONDS.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.


COMMERCIAL PAPER RATINGS

COMMERCIAL PAPER

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1."

A-3 Issues carrying this designation have a satisfactory capacity for timely of payment. They are, however, somewhat more vulnerable to the adverse effects changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C&D These ratings indicate that the issue is either in default or is expected to be in default upon maturity.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

     Issuers  rated  Prime-3  (or  related  supporting   institutions)  have  an
acceptable capacity for repayment of short-term promissory obligations.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+." "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

     "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     "D" - Securities are in actual or imminent payment default.

     Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

     IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

     "A1+" - Obligations supported by the highest capacity for timely repayment.

     "A1" - Obligations are supported by a strong capacity for timely repayment.

     "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     "B"  -  Obligations  for  which  the  capacity  for  timely   repayment  is
susceptible to adverse changes in business, economic or financial conditions.

     "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

     "D" - Obligations which have a high risk of default or which are currently in default.

VARIABLE RATE DEMAND BOND RATINGS

     Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1') or if the nominal maturity is short, a rating of 'SP-1+/AAA' is assigned.

NOTES

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assignment:

     - - Amortization schedule (the longer the final maturity relative to other maturities the more likely it will be treated as a note).

     - - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note). Note rating symbols are as follows:

     SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest.

     SP-3 Speculative capacity to pay principal and interest.



PREFERRED STOCK RATINGS (STANDARD & POOR'S)

     AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA A preferred stock issue rated 'AA' also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated 'AAA'.

     A An issue rated 'A' is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB An issue rated 'BBB' is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

     BB Preferred stock rated 'BB', 'B' and 'CCC' is regarded, on balance, as

     B Predominantly speculative with respect to the issuer's capacity to pay

     CCC preferred stock obligations. 'BB' indicates the lowest degree of speculation and 'CCC' the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC The rating 'CC' is reserved for a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     C A preferred stock rated 'C' is a non-paying issue.

     D A preferred stock rated 'D' is a non-paying issue with the issuer in default on debt instruments.

     PLUS (+) OR MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     MOODY'S INVESTORS SERVICE, INC. - A brief description of the applicable Moody's Investors Service, Inc. rating symbols with respect to preferred stock and their meanings (as published by Moody's Investors Service, Inc.) follows:

PREFERRED STOCK RATINGS (MOODY'S)

Preferred stock rating symbols and their definitions are as follows:

     aaa: An issue which is rated 'aaa' is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa: An issue which is rated 'aa' is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a: An issue which is rated 'a' is considered to be an upper-medium preferred stock. While risks are judged to be somewhat greater than in the 'aaa' and 'aa' classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa: An issue which is rated 'baa' is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba: An issue which is rated 'ba' is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b: An issue which is rated 'b' generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa: An issue which is rated 'caa' is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca: An issue which is rated 'ca' is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NOTE: Beginning May 3, 1982, Moody's began applying numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                                     PART C
                               OTHER INFORMATION


ITEM 23.  EXHIBITS

   (a)    Declaration of Trust(1)
   (b)    By-laws of Trust(1)
   (c)    Not Applicable
   (d)(1) Form of Investment Advisory Agreement
   (d)(2) Form of Sub-Advisory Agreement - J.P. Morgan Investment
          Management Inc.
   (d)(3) Form of Sub-Advisory Agreement - Lord, Abbett & Co.
   (d)(4) Form of Sub-Advisory Agreement - Mississippi Valley
              Advisors Inc.
   (d)(5) Form of Sub-Advisory Agreement - Riggs Bank N.A.
   (e)(1) Principal Underwriters Agreement(3)
   (e)(2) Form of Addendum to Principal Underwriters Agreement(3)
   (f)    Not Applicable
   (g)    Custodian Contract (2)
   (h)    Administration Agreement (2)
   (i)    Consent and Opinion of Counsel
   (j)    Consent of Independent Auditors
   (k) Financial Statements - incorporated herein by reference to the Trust's Annual Report dated December 31, 1999, as filed electronically with the Securities and Exchange Commission on March 8, 2000.
   (l)    Agreement Governing Contribution of Capital(3)
   (m)    Not Applicable
   (n)    Financial Data Schedules*
   (o)    Not Applicable
   (p)(1) Registrant's Code of Ethics
   (p)(2) Adviser's Code of Ethics
   (p)(3) Sub-Adviser's Code of Ethics - J.P. Morgan Investment Management
          Inc.
   (p)(4) Sub-Adviser's Code of Ethics - Lord, Abbett & Co.
   (p)(5) Sub-Adviser's Code of Ethics - Mississippi Valley Advisors Inc.
   (p)(6) Sub-Adviser's Code of Ethics - Riggs Bank N.A. (to be filed by amendment)


(1) incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed electronically on April 26, 1996.

(2) incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed electronically on October 18, 1996.

(3) incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed electronically on April 16, 1998.

*   Previously filed.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

The shares of the Trust are currently sold to Cova Variable Annuity Account One and Cova Variable Life Account One of Cova Financial Services Life Insurance Company; Cova Variable Annuity Account Five and Cova Variable Life Account Five of Cova Financial Life Insurance Company; and to First Cova Variable Annuity Account One of First Cova Life Insurance Company which together control all Portfolios of the Trust through their share ownership thereof.

ITEM 25.  INDEMNIFICATION

Please see Article 5.3 of the Registrant's Agreement and Declaration of Trust (Exhibit 1) for indemnification of officers and trustees. Registrant's trustees and officers are also covered by an Errors and Omissions Policy. Section 5 of the Investment Advisory Agreement between the Registrant and Cova Investment Advisory Corporation ("Adviser") provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreement on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder of the Registrant for any error in judgment or of law, or for any loss suffered by the Registrant in connection with the matters to which the Investment Advisory Agreement relates.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant and the Adviser pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant and the Adviser in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person or Adviser in connection with the shares being registered the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Management of the Trust" in the Prospectus and "Officers and Trustees" in the Statement of Additional Information for information regarding the Investment Adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Investment Adviser, reference is made to the Investment Adviser's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-45567).

With respect to information regarding the Sub-Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Sub-Advisers, reference is made to the current Form ADVs of the Sub-Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

     Lord, Abbett & Co.
         File No. 801-6997

     J.P. Morgan Investment Management Inc.
         File No. 801-21011

     FIRMCO, LLC
         File No. 801-28084

ITEM 27.  PRINCIPAL UNDERWRITERS
     Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 or at Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111; and (ii) by the Adviser will be maintained at its offices, located at One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644; and (iii) by each of the Sub-Advisers at their respective offices as follows: J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, NY 10036; Lord, Abbett & Co., 90 Hudson Street, Jersey City, NJ 07302; FIRMCO, LLC, Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202; and Riggs Bank N.A., 5700 RiverTech Court, Riverdale, MD 20737-1250.

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.


                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakbrook Terrace, and State of Illinois on the 11th day of April, 2000.

                                  COVA SERIES TRUST

                                  By: /S/LORRY J. STENSRUD
                                      _____________________________________
                                      Lorry J. Stensrud
                                      President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                TITLE                           DATE

/s/LORRY J. STENSRUD      President                      4/11/00
-----------------------  (Principal Executive Officer)   -------
Lorry J. Stensrud

                         Vice President, Treasurer,
/S/WILLIAM C. MAIR*      Controller and Trustee (Prin-   4/11/00
-----------------------  cipal Financial Officer and     -------
William C. Mair          Principal Accounting Officer)


/S/STEPHEN M. ALDERMAN*  Trustee                         4/11/00
-----------------------                                  -------
Stephen M. Alderman


/S/THEODORE A. MYERS*    Trustee                         4/11/00
-----------------------                                  -------
Theodore A. Myers


/S/DEBORAH A. VOHASEK*   Trustee                         4/11/00
-----------------------                                  -------
Deborah A. Vohasek


/S/R. KEVIN WILLIAMS*    Trustee                         4/11/00
-----------------------                                  -------
R. Kevin Williams




                                     *By:/s/LORRY J. STENSRUD
                                     ---------------------------------
                                     Lorry J. Stensrud, Attorney-in-Fact


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Stephen M. Alderman, a Trustee of Cova Series Trust, a Massachusetts Business Trust (the "Trust"), do hereby appoint Lorry J. Stensrud and Bernard J. Spaulding as my attorney and agent, for me, and in my name as a Trustee of the Trust on behalf of the Trust or otherwise, with full power to make, execute and sign all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of the Trust, such amendments, and any and all amendments and supplements thereto, and any and all exhibits and other documents requisite in connection therewith granting unto said attorneys and each of them, full power and authority to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 10th day of August, 1999.


WITNESS:



/s/RAYMOND A. O'HARA III                /s/STEPHEN M. ALDERMAN
--------------------------------        --------------------------------------
                                         Stephen M. Alderman








                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Theodore A. Myers, a Trustee of Cova Series Trust, a Massachusetts Business Trust (the "Trust"), do hereby appoint Lorry J. Stensrud and Bernard J. Spaulding as my attorney and agent, for me, and in my name as a Trustee of the Trust on behalf of the Trust or otherwise, with full power to make, execute and sign all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of the Trust, such amendments, and any and all amendments and supplements thereto, and any and all exhibits and other documents requisite in connection therewith granting unto said attorneys and each of them, full power and authority to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 10th day of August, 1999.


WITNESS:



/s/RAYMOND A. O'HARA III                /s/THEODORE A. MYERS
--------------------------------        --------------------------------------
                                           Theodore A. Myers






                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Deborah A. Vohasek, a Trustee of Cova Series Trust, a Massachusetts Business Trust (the "Trust"), do hereby appoint Lorry J. Stensrud and Bernard J. Spaulding as my attorney and agent, for me, and in my name as a Trustee of the Trust on behalf of the Trust or otherwise, with full power to make, execute and sign all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of the Trust, such amendments, and any and all amendments and supplements thereto, and any and all exhibits and other documents requisite in connection therewith granting unto said attorneys and each of them, full power and authority to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 10th day of August, 1999.


WITNESS:



/s/RAYMOND A. O'HARA III                /s/DEBORAH A. VOHASEK
--------------------------------        --------------------------------------
                                           Deborah A. Vohasek






                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, R. Kevin Williams, a Trustee of Cova Series Trust, a Massachusetts Business Trust (the "Trust"), do hereby appoint Lorry J. Stensrud and Bernard J. Spaulding as my attorney and agent, for me, and in my name as a Trustee of the Trust on behalf of the Trust or otherwise, with full power to make, execute and sign all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of the Trust, such amendments, and any and all amendments and supplements thereto, and any and all exhibits and other documents requisite in connection therewith granting unto said attorneys and each of them, full power and authority to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 10th day of August, 1999.


WITNESS:



/s/RAYMOND A. O'HARA III                /s/R. KEVIN WILLIAMS
--------------------------------        --------------------------------------
                                           R. Kevin Williams






                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, William C. Mair, Vice President, Treasurer, Controller and a Trustee (Principal Financial Officer and Principal Accounting Officer) of Cova Series Trust, a Massachusetts Business Trust (the "Trust"), do hereby appoint Lorry J. Stensrud and Bernard J. Spaulding as my attorney and agent, for me, and in my name as Vice President, Treasurer, Controller and a Trustee (Principal Financial Officer and Principal Accounting Officer) of the Trust on behalf of the Trust or otherwise, with full power to make, execute and sign all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of the Trust, such amendments, and any and all amendments and supplements thereto, and any and all exhibits and other documents requisite in connection therewith granting unto said attorneys and each of them, full power and authority to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 10th day of August, 1999.


WITNESS:



/s/RAYMOND A. O'HARA III                /s/WILLIAM C. MAIR
--------------------------------        --------------------------------------
                                           William C. Mair





                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Lorry J. Stensrud, President (Principal Executive Officer) of Cova Series Trust, a Massachusetts Business Trust (the "Trust"), do hereby appoint Bernard J. Spaulding as my attorney and agent, for me, and in my name as President (Principal Executive Officer) of the Trust on behalf of the Trust or otherwise, with full power to make, execute and sign all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of the Trust, such amendments, and any and all amendments and supplements thereto, and any and all exhibits and other documents requisite in connection therewith granting unto said attorney, full power and authority to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 23rd day of August, 1999.



WITNESS:



/s/BERNARD J. SPAULDING                 /s/LORRY J. STENSRUD
--------------------------------        --------------------------------------
                                           Lorry J. Stensrud



                              INDEX TO EXHIBITS

EX-23(d)(1)    Form of Investment Advisory Agreement
EX-23(d)(2)    Form of Sub-Advisory Agreement - J.P. Morgan Investment
               Management Inc.
EX-23(d)(3)    Form of Sub-Advisory Agreement - Lord, Abbett & Co.
EX-23d)(4)     Form of Sub-Advisory Agreement - Mississippi Valley
               Advisors Inc.
EX-23(d)(5)    Form of Sub-Advisory Agreement - Riggs Bank N.A.
EX-23(i)       Consent and Opinion of Counsel
EX-23(j)       Consent of Independent Auditors
EX-23(p)(1)    Registrant's Code of Ethics
EX-23(p)(2)    Adviser's Code of Ethics
EX-23(p)(3)    Sub-Adviser's Code of Ethics - J.P. Morgan Investment Management,
               Inc.
EX-23(p)(4)    Sub-Adviser's Code of Ethics - Lord, Abbett & Co.
EX-23(p)(5)    Sub-Adviser's Code of Ethics - Mississippi Valley Advisors Inc.